GOLDMAN SACHS ACCESS EMERGING MARKETS USD BOND ETF

Schedule of Investments

May 31, 2023 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Sovereign Debt Obligations – 85.1%
Angola – 1.7%
Angolan Government International Bond (NR/B3)
$400,000	8.250%	05/09/28	$ 356,538
200,000	8.000	11/26/29	170,110
400,000	9.375	05/08/48	307,000
200,000	9.125	11/26/49	150,000

			983,648

Bahamas – 0.3%
Bahamas Government International Bond (B+/B1)
200,000	8.950	10/15/32	164,500

Bahrain – 2.9%
Bahrain Government International Bond (B+/NR)
550,000	7.000	01/26/26	560,631
225,000	7.375	05/14/30	227,605
200,000	5.625	09/30/31	182,634
225,000	5.625	05/18/34	192,372
325,000	6.000	09/19/44	248,219
200,000	7.500	09/20/47	174,969
200,000	6.250	01/25/51	152,750

			1,739,180

Brazil – 2.5%
Brazilian Government International Bond (NR/NR)
200,000	4.250	01/07/25	197,801
779,000	6.000	10/20/33	769,286
585,000	5.625	01/07/41	513,338

			1,480,425

Chile – 3.0%
Chile Government International Bond (A/A2)
610,000	3.125	01/21/26	588,654
400,000	3.240	02/06/28	380,883
600,000	3.500	01/31/34	533,181
200,000	4.000	01/31/52	162,351
225,000	3.250	09/21/71	145,720

			1,810,789

China – 2.6%
China Government International Bond (NR/NR)
200,000	0.750	10/26/24	189,751
400,000	1.250	10/26/26	361,022
200,000	3.500	10/19/28	196,658
400,000	2.750	12/03/39	322,946
250,000	4.000	10/19/48	234,621
400,000	2.250	10/21/50	263,029

			1,568,027

Colombia – 4.9%
Colombia Government International Bond (BB+/Baa2)
300,000	3.875	04/25/27	271,549
460,000	3.000	01/30/30	355,586
500,000	3.125	04/15/31	374,315

Principal Amount	Interest Rate		Maturity Date	Value

Sovereign Debt Obligations – (continued)
Colombia – (continued)
Colombia Government International Bond (BB+/Baa2) – (continued)
$250,000	3.250%		04/22/32	$ 182,056
580,000	7.375		09/18/37	543,628
300,000	6.125		01/18/41	238,700
275,000	5.625		02/26/44	200,593
550,000	5.000		06/15/45	368,730
400,000	5.200		05/15/49	270,281
200,000	4.125		05/15/51	118,451

				2,923,889

Costa Rica – 1.4%
Costa Rica Government International Bond (B+/B2)
450,000	6.125		02/19/31	452,812
400,000	7.158		03/12/45	398,500

				851,312

Dominican Republic – 4.3%
Dominican Republic International Bond (BB/Ba3)
200,000	5.500		01/27/25	198,500
150,000	6.875		01/29/26	152,250
450,000	5.950		01/25/27	442,688
425,000	6.000		07/19/28	412,781
225,000	4.500		01/30/30	195,469
450,000	4.875		09/23/32	380,250
175,000	7.450		04/30/44	168,875
225,000	6.850		01/27/45	200,812
200,000	6.400		06/05/49	167,000
300,000	5.875		01/30/60	225,375

				2,544,000

Ecuador – 1.1%
Ecuador Government International Bond (B-/NR)
450,000	5.500	(a)	07/31/30	222,187
850,000	2.500	(a)	07/31/35	299,625
450,000	1.500	(a)	07/31/40	142,313

				664,125

Egypt – 3.4%
Egypt Government International Bond (B/NR)
300,000	5.750		05/29/24	269,867
200,000	5.875		06/11/25	153,701
200,000	3.875		02/16/26	134,986
200,000	7.500		01/31/27	135,500
300,000	5.800		09/30/27	187,231
200,000	6.588		02/21/28	124,837
350,000	7.625		05/29/32	194,143
200,000	7.300		09/30/33	106,960
125,000	6.875		04/30/40	64,687
450,000	8.500		01/31/47	228,375
200,000	7.903		02/21/48	98,750
200,000	8.700		03/01/49	102,750

GOLDMAN SACHS ACCESS EMERGING MARKETS USD BOND ETF

Schedule of Investments (continued)

May 31, 2023 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Sovereign Debt Obligations – (continued)
Egypt – (continued)
Egypt Government International Bond (B/NR) – (continued)
$200,000	8.875%	05/29/50	$ 103,750
200,000	7.500	02/16/61	95,750

			2,001,287

Guatemala – 1.4%
Guatemala Government Bond (BB/NR)
300,000	5.375	04/24/32	287,625
425,000	3.700	10/07/33	346,906
200,000	6.125	06/01/50	183,750

			818,281

Hungary – 3.0%
Hungary Government International Bond (BBB-/Baa2)
400,000	5.375	03/25/24	400,232
200,000	6.125	05/22/28	203,679
200,000	5.250	06/16/29	193,883
200,000	5.500	06/16/34	191,365
550,000	7.625	03/29/41	611,825
200,000	6.750	09/25/52	202,278

			1,803,262

Indonesia – 4.0%
Indonesia Government International Bond (BBB/Baa2)
330,000	4.125	01/15/25	325,539
200,000	3.850	07/18/27	193,745
350,000	2.850	02/14/30	315,344
400,000	4.650	09/20/32	397,451
125,000	8.500	10/12/35	163,059
325,000	7.750	01/17/38	408,752
225,000	4.200	10/15/50	193,054
275,000	3.050	03/12/51	200,408
200,000	4.300	03/31/52	172,942

			2,370,294

Jamaica – 1.7%
Jamaica Government International Bond (B+/B2)
400,000	6.750	04/28/28	423,000
100,000	8.000	03/15/39	120,250
400,000	7.875	07/28/45	465,500

			1,008,750

Jordan – 0.9%
Jordan Government International Bond (B+/B1)
200,000	6.125	01/29/26	193,849
350,000	5.850	07/07/30	314,134

			507,983

Kazakhstan – 1.0%
Kazakhstan Government International Bond (BBB-/Baa2)
400,000	4.875	10/14/44	358,704
225,000	6.500	07/21/45	234,052

			592,756

Principal Amount	Interest Rate	Maturity Date	Value

Sovereign Debt Obligations – (continued)
Kenya – 1.7%
Republic of Kenya Government International Bond (B/NR)
$606,000	6.875%	06/24/24	$ 556,541
350,000	7.000	05/22/27	300,251
200,000	8.250	02/28/48	147,250

			1,004,042

Kuwait – 0.7%
Kuwait International Government Bond (A+/NR)
400,000	3.500	03/20/27	391,388

Mexico – 3.2%
Mexico Government International Bond (BBB/Baa2)
200,000	3.750	01/11/28	191,319
325,000	4.500	04/22/29	316,754
600,000	4.875	05/19/33	575,224
50,000	6.050	01/11/40	50,804
150,000	5.550	01/21/45	142,170
200,000	6.338	05/04/53	202,606
Mexico Government International Bond, MTN (BBB/Baa2)
50,000	8.300	08/15/31	59,251
175,000	7.500	04/08/33	201,980
150,000	4.750	03/08/44	127,594

			1,867,702

Mongolia – 0.3%
Mongolia Government International Bond (B/B3)
200,000	5.125	04/07/26	178,750

Morocco – 0.4%
Morocco Government International Bond (BB+/NR)
350,000	4.000	12/15/50	233,188

Nigeria – 2.2%
Nigeria Government International Bond (B-/Caa1)
200,000	6.500	11/28/27	169,750
249,000	6.125	09/28/28	200,780
200,000	8.747	01/21/31	167,655
275,000	7.875	02/16/32	216,472
200,000	7.375	09/28/33	147,718
200,000	7.696	02/23/38	138,513
200,000	7.625	11/28/47	131,750
200,000	8.250	09/28/51	135,440

			1,308,078

Panama – 4.5%
Panama Government International Bond (BBB/Baa2)
225,000	3.750	03/16/25	219,937
260,000	8.875	09/30/27	302,900
200,000	3.875	03/17/28	191,500
50,000	9.375	04/01/29	61,000
410,000	3.160	01/23/30	362,338
400,000	2.252	09/29/32	309,000
150,000	6.700	01/26/36	160,875
250,000	4.500	04/16/50	192,500

GOLDMAN SACHS ACCESS EMERGING MARKETS USD BOND ETF

Schedule of Investments (continued)

May 31, 2023 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Sovereign Debt Obligations – (continued)
Panama – (continued)
Panama Government International Bond (BBB/Baa2) – (continued)
$200,000	4.300%	04/29/53	$ 146,750
200,000	6.853	03/28/54	206,000
275,000	4.500	04/01/56	205,563
245,000	3.870	07/23/60	161,087
200,000	4.500	01/19/63	145,000

			2,664,450

Paraguay – 1.1%
Paraguay Government International Bond (BB/Ba1)
100,000	5.000	04/15/26	98,461
200,000	4.950	04/28/31	192,500
425,000	5.400	03/30/50	355,938

			646,899

Peru – 4.0%
Peruvian Government International Bond (BBB/Baa1)
610,000	2.392	01/23/26	572,223
200,000	4.125	08/25/27	196,313
350,000	2.783	01/23/31	299,404
100,000	1.862	12/01/32	76,002
200,000	8.750	11/21/33	253,185
150,000	3.000	01/15/34	122,518
75,000	6.550	03/14/37	82,554
450,000	5.625	11/18/50	453,477
150,000	3.550	03/10/51	108,923
340,000	2.780	12/01/60	198,840
60,000	3.600	01/15/72	39,173

			2,402,612

Philippines – 2.4%
Philippine Government International Bond (BBB+/Baa2)
200,000	6.375	10/23/34	225,420
200,000	3.700	03/01/41	165,635
200,000	3.700	02/02/42	164,960
480,000	2.950	05/05/45	344,876
450,000	2.650	12/10/45	305,943
283,000	3.200	07/06/46	210,516

			1,417,350

Poland – 1.7%
Republic of Poland Government International Bond (A-/A2)
1,000,000	5.500	11/16/27	1,036,332

Qatar – 2.8%
Qatar Government International Bond (AA/Aa3)
200,000	3.400	04/16/25	195,423
350,000	3.750	04/16/30	340,373
200,000	4.625	06/02/46	190,146
220,000	5.103	04/23/48	218,592
350,000	4.817	03/14/49	334,056
400,000	4.400	04/16/50	362,088

			1,640,678

Principal Amount	Interest Rate	Maturity Date	Value

Sovereign Debt Obligations – (continued)
Romania – 2.6%
Romanian Government International Bond (BBB-/Baa3)
$460,000	5.250%	11/25/27	$ 453,049
170,000	3.000	02/14/31	140,410
250,000	3.625	03/27/32	210,734
300,000	7.125	01/17/33	316,334
180,000	6.125	01/22/44	168,542
280,000	5.125	06/15/48	229,343

			1,518,412

Saudi Arabia – 3.9%
Saudi Government International Bond (NR/NR)
502,000	2.900	10/22/25	481,952
400,000	2.500	02/03/27	373,596
225,000	4.375	04/16/29	222,239
225,000	4.500	04/17/30	222,899
400,000	3.250	10/22/30	366,392
350,000	4.500	10/26/46	306,383
200,000	4.625	10/04/47	176,413
200,000	4.500	04/22/60	173,262

			2,323,136

Senegal – 0.2%
Senegal Government International Bond (B+/Ba3)
200,000	6.750	03/13/48	133,000

South Africa – 3.6%
Republic of South Africa Government International Bond (BB-/Ba2)
350,000	5.875	09/16/25	345,734
335,000	4.850	09/27/27	309,501
350,000	4.300	10/12/28	302,048
350,000	5.875	06/22/30	315,886
200,000	5.375	07/24/44	136,328
600,000	5.750	09/30/49	406,767
400,000	7.300	04/20/52	321,330

			2,137,594

Trinidad and Tobago – 0.3%
Trinidad & Tobago Government International Bond (NR/NR)
200,000	4.500	08/04/26	195,500

Turkey – 4.9%
Turkey Government International Bond (NR/B3)
325,000	6.350	08/10/24	314,381
525,000	5.600	11/14/24	498,109
350,000	7.375	02/05/25	338,707
330,000	4.250	03/13/25	302,451
525,000	4.875	10/09/26	457,772
100,000	11.875	01/15/30	111,125
362,000	6.875	03/17/36	293,131
200,000	6.000	01/14/41	140,908
725,000	5.750	05/11/47	477,594

			2,934,178

GOLDMAN SACHS ACCESS EMERGING MARKETS USD BOND ETF

Schedule of Investments (continued)

May 31, 2023 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Sovereign Debt Obligations – (continued)
United Arab Emirates – 1.2%
UAE Government International Bond (NR/Aa2)
$350,000	2.000%	10/19/31	$ 297,266
200,000	2.875	10/19/41	154,434
375,000	3.250	10/19/61	269,721

			721,421

Uruguay – 3.3%
Uruguay Government International Bond (BBB+/Baa2)
150,000	4.375	10/27/27	150,563
408,000	4.375	01/23/31	408,000
50,000	7.875	01/15/33	62,375
200,000	5.750	10/28/34	219,500
200,000	7.625	03/21/36	249,500
200,000	4.125	11/20/45	181,000
450,000	5.100	06/18/50	443,531
240,000	4.975	04/20/55	232,500

			1,946,969

TOTAL SOVEREIGN DEBT OBLIGATIONS (Cost $53,907,464)			$50,534,187

Corporate Obligations – 13.0%
Brazil – 1.0%
Petrobras Global Finance BV (BB-/Ba1)
$200,000	7.375%	01/17/27	$ 209,250
200,000	5.999	01/27/28	200,250
209,000	6.850	06/05/15	179,217

			588,717

Chile – 2.0%
Corp. Nacional del Cobre de Chile (A/A3)
200,000	3.625	08/01/27	189,513
200,000	3.000	09/30/29	176,937
200,000	3.150	01/14/30	177,438
400,000	4.500	08/01/47	334,292
200,000	3.700	01/30/50	147,500
Empresa de Transporte de Pasajeros Metro SA (NR/NR)
200,000	4.700	05/07/50	166,686

			1,192,366

China – 1.2%
China Development Bank, Series EMTN (A+/A1)
200,000	3.000	06/01/26	190,810
China Development Bank Financial Leasing Co. Ltd.(b) (BBB+/NR) (US 5 Year CMT T-Note + 2.750%)
200,000	2.875	09/28/30	187,590
Export-Import Bank of China (The) (A+/A1)
350,000	3.625	07/31/24	344,060

			722,460

India – 2.8%
Export-Import Bank of India (BBB-/Baa3)
200,000	3.375	08/05/26	188,524

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
India – (continued)
Export-Import Bank of India (BBB-/Baa3) – (continued)
$200,000	3.875%	02/01/28	$ 189,640
250,000	3.250	01/15/30	222,881
Export-Import Bank of India, GMTN (NR/Baa3)
275,000	3.875	03/12/24	271,593
Indian Railway Finance Corp Ltd. (BBB-/Baa3)
350,000	2.800	02/10/31	294,325
200,000	3.570	01/21/32	176,198
REC Ltd. (NR/Baa3)
303,000	5.625	04/11/28	303,920

			1,647,081

Indonesia – 1.5%
Pertamina Persero PT (NR/Baa2)
757,000	3.100	08/27/30	668,999
200,000	6.450	05/30/44	207,500

			876,499

Mexico – 2.0%
Petroleos Mexicanos (BBB/B1)
100,000	6.875	10/16/25	95,947
200,000	4.500	01/23/26	177,234
180,000	6.500	03/13/27	155,698
25,000	5.350	02/12/28	20,213
50,000	6.500	01/23/29	41,090
100,000	6.840	01/23/30	77,850
250,000	5.950	01/28/31	179,687
25,000	6.625	06/15/35	16,934
25,000	6.500	06/02/41	15,510
50,000	5.625	01/23/46	27,493
428,000	6.750	09/21/47	258,402
75,000	7.690	01/23/50	48,531
100,000	6.950	01/28/60	59,622

			1,174,211

Peru – 0.2%
Petroleos del Peru SA (BB/NR)
200,000	5.625	06/19/47	123,000

Philippines – 0.3%
Power Sector Assets & Liabilities Management Corp. (BBB+/Baa2)
200,000	7.390	12/02/24	208,000

Qatar – 0.8%
QatarEnergy (NR/NR)
309,000	2.250	07/12/31	260,357
300,000	3.300	07/12/51	215,800

			476,157

Saudi Arabia – 0.9%
Saudi Arabian Oil Co. (NR/A1)
375,000	3.500	04/16/29	349,414
200,000	4.250	04/16/39	177,870

			527,284

GOLDMAN SACHS ACCESS EMERGING MARKETS USD BOND ETF

Schedule of Investments (continued)

May 31, 2023 (Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
South Africa – 0.3%
Eskom Holdings SOC Ltd. (BB-/Ba2)
	$200,000	4.314%	07/23/27	$ 172,500

TOTAL CORPORATE OBLIGATIONS (Cost $8,129,679)				$ 7,708,275

Shares		Dividend Rate		Value

Investment Company – 0.4%(c)
Goldman Sachs Financial Square Government Fund – Institutional Shares
	243,138	5.003%		$ 243,138
(Cost $243,138)

TOTAL INVESTMENTS – 98.5% (Cost $62,280,281)				$58,485,600

OTHER ASSETS IN EXCESS OF LIABILITIES – 1.5%				901,213

NET ASSETS – 100.0%				$59,386,813

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Step coupon.

(b)	Variable rate security. Interest rate or distribution rate disclosed is that which is in effect on May 31, 2023.

(c)	Represents an affiliated issuer.

Investment Abbreviations:
CMT	— Constant Maturity Treasury Index
GMTN	— Global Medium Term Note
MTN	— Medium Term Note

GOLDMAN SACHS ACCESS HIGH YIELD CORPORATE BOND ETF

Schedule of Investments

May 31, 2023 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – 91.2%
Advertising – 1.2%
Clear Channel Outdoor Holdings, Inc. (B/B1)
$316,000	5.125	%(a)	08/15/27	$ 277,685
136,000	7.500	(a)	06/01/29	97,240
Lamar Media Corp. (BB/Ba3)
179,000	3.750		02/15/28	161,995
234,000	4.000		02/15/30	205,920
Outfront Media Capital LLC / Outfront Media Capital Corp.(a) (B+/B2)
365,000	6.250		06/15/25	365,456

				1,108,296

Aerospace & Defense – 2.7%
Howmet Aerospace, Inc. (BB+/Ba1)
590,000	6.875		05/01/25	604,013
TransDigm, Inc. (B+/Ba3)
758,000	6.250	(a)	03/15/26	754,210
62,000	6.375		06/15/26	61,612
46,000	7.500		03/15/27	46,058
523,000	5.500		11/15/27	493,581
730,000	4.625		01/15/29	649,700

				2,609,174

Banks – 0.4%
Freedom Mortgage Corp. (B/B2)
179,000	8.250	(a)	04/15/25	170,945
197,000	7.625	(a)	05/01/26	172,868

				343,813

Basic Industry – 2.3%
Axalta Coating Systems LLC(a) (BB-/B1)
280,000	3.375		02/15/29	241,150
Chemours Co. (The)(a) (BB/B1)
213,000	5.750		11/15/28	189,037
Olin Corp. (BB+/Ba1)
289,000	5.625		08/01/29	278,163
170,000	5.000		02/01/30	155,762
Olympus Water US Holding Corp.(a) (B-/B3)
280,000	4.250		10/01/28	225,750
SCIH Salt Holdings, Inc.(a) (CCC+/Caa2)
317,000	6.625		05/01/29	263,506
Tronox, Inc.(a) (BB-/B1)
438,000	4.625		03/15/29	355,328
Valvoline, Inc.(a) (B+/Ba3)
247,000	3.625		06/15/31	204,393
WR Grace Holdings LLC (B/B1)
200,000	4.875	(a)	06/15/27	186,250
160,000	5.625	(a)	08/15/29	133,800

				2,233,139

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Broadcasting – 3.2%
CMG Media Corp.(a) (CCC+/Caa1)
$315,000	8.875%		12/15/27	$ 203,963
Gray Escrow II, Inc.(a) (B/B3)
165,000	5.375		11/15/31	106,219
Gray Television, Inc.(a) (B/B3)
228,000	4.750		10/15/30	149,340
Nexstar Media, Inc.(a) (BB+/B2)
407,000	5.625		07/15/27	373,931
Scripps Escrow, Inc.(a) (B/B3)
77,000	5.875		07/15/27	59,675
Sinclair Television Group, Inc.(a) (BB-/Ba2)
219,000	4.125		12/01/30	143,445
Sirius XM Radio, Inc. (BB/Ba3)
476,000	5.000	(a)	08/01/27	431,970
494,000	4.000	(a)	07/15/28	414,960
326,000	3.875	(a)	09/01/31	241,444
TEGNA, Inc. (BB+/Ba3)
126,000	4.625		03/15/28	110,565
361,000	5.000		09/15/29	309,557
Univision Communications, Inc. (B+/B1)
144,000	5.125	(a)	02/15/25	140,220
94,000	6.625	(a)	06/01/27	89,300
280,000	4.500	(a)	05/01/29	235,900

				3,010,489

Brokerage – 0.9%
Coinbase Global, Inc.(a) (BB-/B1)
348,000	3.375		10/01/28	219,675
Jefferies Finance LLC / JFIN Co.-Issuer Corp.(a) (BB-/B1)
470,000	5.000		08/15/28	382,187
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp.(a) (BB-/Ba2)
297,000	4.750		06/15/29	233,145

				835,007

Building Materials – 1.1%
American Builders & Contractors Supply Co., Inc.(a) (BB+/Ba2)
177,000	4.000		01/15/28	161,513
Builders FirstSource, Inc. (BB-/Ba2)
88,000	5.000	(a)	03/01/30	81,730
301,000	4.250	(a)	02/01/32	259,236
Camelot Return Merger Sub, Inc.(a) (B/B2)
103,000	8.750		08/01/28	97,335
Standard Industries, Inc. (BB/B1)
329,000	4.375	(a)	07/15/30	278,825
179,000	3.375	(a)	01/15/31	140,295

				1,018,934

GOLDMAN SACHS ACCESS HIGH YIELD CORPORATE BOND ETF

Schedule of Investments (continued)

May 31, 2023 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Capital Goods – 4.8%
Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging Finance PLC(a) (B+/Caa1)
$700,000	4.000%		09/01/29	$ 549,937
Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc. (B-/Caa1)
400,000	5.250	(a)	08/15/27	339,000
200,000	5.250	(a)	08/15/27	169,000
ASP Unifrax Holdings, Inc.(a) (CCC+/Caa2)
204,000	7.500		09/30/29	143,820
Chart Industries, Inc.(a) (B+/Ba3)
302,000	7.500		01/01/30	306,530
Clydesdale Acquisition Holdings, Inc. (CCC+/Caa2)
51,000	6.625	(a)	04/15/29	48,514
215,000	8.750	(a)	04/15/30	186,781
Covanta Holding Corp.(a) (B/B2)
337,000	4.875		12/01/29	293,530
Crown Americas LLC / Crown Americas Capital Corp V (BB+/Ba2)
213,000	4.250		09/30/26	203,415
Crown Americas LLC / Crown Americas Capital Corp. VI (BB+/Ba2)
148,000	4.750		02/01/26	144,300
Herc Holdings, Inc.(a) (B+/Ba3)
226,000	5.500		07/15/27	215,830
LABL, Inc. (B-/B2)
233,000	6.750	(a)	07/15/26	224,845
152,000	10.500	(a)	07/15/27	141,740
Mauser Packaging Solutions Holding Co.(a) (B/B2)
645,000	7.875		08/15/26	640,969
Sealed Air Corp. (BB+/Ba2)
91,000	5.125	(a)	12/01/24	90,659
120,000	5.500	(a)	09/15/25	119,700
167,000	6.875	(a)	07/15/33	171,384
Sensata Technologies, Inc.(a) (BB+/Ba3)
428,000	3.750		02/15/31	364,870
Stericycle, Inc.(a) (BB-/NR)
306,000	3.875		01/15/29	271,193

				4,626,017

Communications – 5.8%
CCO Holdings LLC / CCO Holdings Capital Corp. (BB-/B1)
300,000	5.125	(a)	05/01/27	278,250
400,000	5.000	(a)	02/01/28	364,000
300,000	5.375	(a)	06/01/29	270,375
450,000	4.750	(a)	03/01/30	380,250
300,000	4.500	(a)	08/15/30	248,250
350,000	4.250	(a)	02/01/31	279,125
440,000	7.375	(a)	03/01/31	421,300
450,000	4.500		05/01/32	353,812
300,000	4.250	(a)	01/15/34	222,000

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Communications – (continued)
CSC Holdings LLC (B/B1)
$76,000	5.250%		06/01/24	$ 70,870
200,000	5.500	(a)	04/15/27	164,500
250,000	7.500	(a)	04/01/28	135,625
400,000	6.500	(a)	02/01/29	317,000
240,000	5.750	(a)	01/15/30	105,900
250,000	4.125	(a)	12/01/30	174,375
400,000	4.625	(a)	12/01/30	172,000
250,000	3.375	(a)	02/15/31	171,250
435,000	4.500	(a)	11/15/31	303,413
Directv Financing LLC / Directv Financing Co.-Obligor, Inc.(a) (BB/Ba3)
508,000	5.875		08/15/27	448,310
Live Nation Entertainment, Inc.(a) (B/B2)
442,000	4.750		10/15/27	411,060
WMG Acquisition Corp. (BB+/Ba2)
232,000	3.875	(a)	07/15/30	198,940
93,000	3.000	(a)	02/15/31	75,446

				5,566,051

Consumer Cyclical – 15.5%
ADT Security Corp. (The) (BB/Ba3)
86,000	4.125	(a)	08/01/29	74,390
46,000	4.875	(a)	07/15/32	39,387
Allison Transmission, Inc.(a) (NR/Ba2)
289,000	3.750		01/30/31	244,205
American Axle & Manufacturing, Inc. (B+/B2)
263,000	6.875		07/01/28	236,700
126,000	5.000		10/01/29	102,690
APX Group, Inc.(a) (BB/Ba2)
200,000	6.750		02/15/27	197,750
Asbury Automotive Group, Inc.(a) (BB/B1)
200,000	4.625		11/15/29	176,250
Boyd Gaming Corp. (BB/B1)
108,000	4.750		12/01/27	102,330
146,000	4.750	(a)	06/15/31	130,305
Caesars Entertainment, Inc. (B/Ba3)
680,000	6.250	(a)	07/01/25	680,000
305,000	8.125	(a)	07/01/27	311,160
375,000	4.625	(a)	10/15/29	324,375
Carnival Corp. (B/B3)
100,000	10.500	(a)	02/01/26	104,000
841,000	7.625	(a)	03/01/26	801,052
908,000	6.000	(a)	05/01/29	754,775
Carnival Holdings Bermuda Ltd.(a) (B+/B2)
273,000	10.375		05/01/28	296,205
Cedar Fair LP / Canada’s Wonderland Co. / Magnum Management Corp. / Millennium Op(a) (BB+/Ba2)
185,000	5.500		05/01/25	184,075

GOLDMAN SACHS ACCESS HIGH YIELD CORPORATE BOND ETF

Schedule of Investments (continued)

May 31, 2023 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Consumer Cyclical – (continued)
Churchill Downs, Inc. (B+/B1)
$277,000	5.500	%(a)	04/01/27	$ 267,305
215,000	4.750	(a)	01/15/28	199,950
Clarios Global LP / Clarios US Finance Co.(a) (B-/Caa1)
296,000	8.500		05/15/27	297,480
Fertitta Entertainment LLC / Fertitta Entertainment Finance Co., Inc. (B/B2)
147,000	4.625	(a)	01/15/29	128,257
44,000	6.750	(a)	01/15/30	35,860
Gap, Inc. (The)(a) (BB/B1)
212,000	3.875		10/01/31	146,810
Hilton Domestic Operating Co., Inc. (BB+/Ba2)
220,000	5.750	(a)	05/01/28	217,250
145,000	3.750	(a)	05/01/29	128,325
45,000	4.875		01/15/30	41,794
303,000	4.000	(a)	05/01/31	263,011
259,000	3.625	(a)	02/15/32	214,832
Hilton Grand Vacations Borrower Escrow LLC / Hilton Grand Vacations Borrower Esc(a) (B/B2)
438,000	5.000		06/01/29	391,462
Iron Mountain, Inc. (BB-/Ba3)
200,000	4.875	(a)	09/15/27	188,250
256,000	5.250	(a)	03/15/28	240,320
341,000	5.250	(a)	07/15/30	306,900
250,000	4.500	(a)	02/15/31	213,906
LCM Investments Holdings II LLC(a) (BB-/B2)
300,000	4.875		05/01/29	250,500
Macy’s Retail Holdings LLC (BB+/Ba2)
200,000	5.875	(a)	04/01/29	177,500
101,000	6.125	(a)	03/15/32	86,102
MGM Resorts International (BB-/B1)
79,000	5.750		06/15/25	78,901
173,000	4.625		09/01/26	164,350
190,000	5.500		04/15/27	182,638
160,000	4.750		10/15/28	146,600
Mohegan Tribal Gaming Authority(a) (B-/B3)
209,000	8.000		02/01/26	182,353
NCL Corp Ltd.(a) (B-/Caa1)
207,000	3.625		12/15/24	198,720
NCL Corp. Ltd. (B-/Caa1)
290,000	5.875	(a)	03/15/26	265,350
119,000	7.750	(a)	02/15/29	107,100
Nordstrom, Inc. (BB+/Ba1)
251,000	4.375		04/01/30	199,545
PetSmart, Inc. / PetSmart Finance Corp. (B-/B3)
250,000	4.750	(a)	02/15/28	232,813
250,000	7.750	(a)	02/15/29	243,750

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Consumer Cyclical – (continued)
Prime Security Services Borrower LLC / Prime Finance, Inc. (B/B3)
$88,000	3.375	%(a)	08/31/27	$ 76,890
358,000	6.250	(a)	01/15/28	329,808
RHP Hotel Properties LP / RHP Finance Corp.(a) (B+/B1)
205,000	4.500		02/15/29	181,425
Royal Caribbean Cruises Ltd. (B/B3)
216,000	11.500	(a)	06/01/25	228,150
437,000	4.250	(a)	07/01/26	402,040
150,000	3.700		03/15/28	128,250
351,000	5.500	(a)	04/01/28	323,798
Scientific Games International, Inc. (B+/B3)
145,000	7.000	(a)	05/15/28	143,912
46,000	7.250	(a)	11/15/29	45,943
Six Flags Entertainment Corp.(a) (B/B3)
150,000	5.500		04/15/27	142,313
Staples, Inc. (B/B3)
238,000	7.500	(a)	04/15/26	196,945
176,000	10.750	(a)	04/15/27	108,240
Taylor Morrison Communities, Inc.(a) (BB/Ba2)
143,000	5.125		08/01/30	132,811
Travel + Leisure Co.(a) (BB-/Ba3)
260,000	6.625		07/31/26	258,700
Williams Scotsman International, Inc.(a) (B+/B2)
223,000	6.125		06/15/25	223,000
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp. (B+/B2)
430,000	5.500	(a)	03/01/25	421,938
100,000	5.250	(a)	05/15/27	94,875
Wynn Resorts Finance LLC / Wynn Resorts Capital Corp.(a) (B+/B2)
200,000	5.125		10/01/29	179,500
Yum! Brands, Inc. (BB/Ba3)
161,000	4.750	(a)	01/15/30	151,742
164,000	3.625		03/15/31	141,040
375,000	5.375		04/01/32	357,188

				14,826,091

Consumer Noncyclical – 5.2%
Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP / Albertsons LLC (BB/Ba3)
616,000	4.625	(a)	01/15/27	585,970
239,000	3.500	(a)	03/15/29	209,125
205,000	4.875	(a)	02/15/30	190,650
Allied Universal Holdco LLC / Allied Universal Finance Corp. (CCC+/Caa1)
62,000	6.625	(a)	07/15/26	58,590
680,000	6.000	(a)	06/01/29	506,600
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 Sarl(a) (B/B2)
200,000	4.625		06/01/28	166,750

GOLDMAN SACHS ACCESS HIGH YIELD CORPORATE BOND ETF

Schedule of Investments (continued)

May 31, 2023 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Consumer Noncyclical – (continued)
Avantor Funding, Inc.(a) (BB/B2)
$396,000	4.625%		07/15/28	$ 367,785
Hologic, Inc. (BB+/Ba2)
104,000	4.625	(a)	02/01/28	98,800
199,000	3.250	(a)	02/15/29	174,622
Medline Borrower LP (B+/B1)
998,000	3.875	(a)	04/01/29	863,270
121,000	5.250	(a)	10/01/29	104,060
Molina Healthcare, Inc.(a) (BB-/Ba3)
470,000	4.375		06/15/28	431,225
Organon & Co. / Organon Foreign Debt Co.-Issuer BV (BB/Ba2)
730,000	4.125	(a)	04/30/28	651,525
290,000	5.125	(a)	04/30/31	247,588
RegionalCare Hospital Partners Holdings, Inc. / LifePoint Health, Inc.(a) (CCC+/Caa2)
343,000	9.750		12/01/26	257,250
Vector Group Ltd.(a) (B-/Caa1)
60,000	10.500		11/01/26	60,225

				4,974,035

Consumer Products – 1.0%
Coty, Inc.(a) (BB/Ba2)
382,000	5.000		04/15/26	367,675
Newell Brands, Inc. (BB+/Ba1)
200,000	6.625		09/15/29	189,714
100,000	5.875		04/01/36	80,100
Scotts Miracle-Gro Co. (The) (B/B1)
200,000	4.500		10/15/29	171,500
Tempur Sealy International, Inc.(a) (BB+/Ba2)
200,000	4.000		04/15/29	170,750

				979,739

Distribution & Logistics – 0.2%
WESCO Distribution, Inc.(a) (BB/Ba3)
171,000	7.250		06/15/28	175,275

Electric – 3.4%
Calpine Corp. (BB+/Ba2)
191,000	5.250	(a)	06/01/26	185,747
150,000	4.625	(a)	02/01/29	127,500
68,000	5.000	(a)	02/01/31	55,250
277,000	3.750	(a)	03/01/31	226,448
Clearway Energy Operating LLC(a) (BB/Ba2)
497,000	3.750		02/15/31	418,722
FirstEnergy Corp. (BB+/Ba1)
520,000	2.650		03/01/30	443,950
FirstEnergy Corp., Series B (BB+/Ba1)
126,000	4.150		07/15/27	120,960
NRG Energy, Inc. (BB/Ba2)
310,000	5.250	(a)	06/15/29	279,775

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Electric – (continued)
NRG Energy, Inc. (BB/Ba2) – (continued)
$92,000	3.625	%(a)	02/15/31	$ 72,916
322,000	3.875	(a)	02/15/32	250,355
PG&E Corp. (BB-/B1)
514,000	5.250		07/01/30	465,170
Vistra Operations Co. LLC (BB/Ba2)
187,000	5.625	(a)	02/15/27	179,754
385,000	5.000	(a)	07/31/27	361,900
84,000	4.375	(a)	05/01/29	73,710

				3,262,157

Energy – 10.8%
Antero Midstream Partners LP / Antero Midstream Finance Corp. (BB/Ba3)
167,000	5.750	(a)	03/01/27	160,737
71,000	5.750	(a)	01/15/28	67,983
Antero Resources Corp.(a) (BB+/Ba2)
126,000	7.625		02/01/29	128,520
Apache Corp. (BB+/Ba1)
159,000	6.000		01/15/37	147,075
Archrock Partners LP / Archrock Partners Finance Corp.(a) (B+/B2)
297,000	6.875		04/01/27	286,234
Ascent Resources Utica Holdings LLC / ARU Finance Corp.(a) (B+/B3)
159,000	5.875		06/30/29	140,119
Buckeye Partners LP (BB-/B1)
68,000	3.950		12/01/26	60,860
144,000	4.125		12/01/27	127,099
152,000	4.500	(a)	03/01/28	134,140
Callon Petroleum Co.(a) (BB-/B3)
351,000	8.000		08/01/28	343,980
Comstock Resources, Inc. (B+/B2)
108,000	6.750	(a)	03/01/29	95,310
132,000	5.875	(a)	01/15/30	110,550
CQP Holdco LP / BIP-V Chinook Holdco LLC(a) (BB/B1)
500,000	5.500		06/15/31	448,750
CrownRock LP / CrownRock Finance, Inc.(a) (BB-/B1)
391,000	5.625		10/15/25	386,112
DT Midstream, Inc.(a) (BB+/Ba2)
197,000	4.375		06/15/31	165,972
Endeavor Energy Resources LP / EER Finance, Inc.(a) (BB+/Ba2)
193,000	5.750		01/30/28	192,035
EnLink Midstream LLC (BB+/Ba1)
143,000	5.375		06/01/29	136,005
EnLink Midstream Partners LP (BB+/Ba1)
335,000	4.850		07/15/26	324,386
EQM Midstream Partners LP (BB-/Ba3)
315,000	6.000	(a)	07/01/25	313,425
170,000	6.500	(a)	07/01/27	166,812
67,000	5.500		07/15/28	62,980

GOLDMAN SACHS ACCESS HIGH YIELD CORPORATE BOND ETF

Schedule of Investments (continued)

May 31, 2023 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Energy – (continued)
EQM Midstream Partners LP (BB-/Ba3) – (continued)
$210,000	4.500	%(a)	01/15/29	$ 184,800
246,000	4.750	(a)	01/15/31	212,483
Hess Midstream Operations LP (BB+/Ba2)
82,000	5.125	(a)	06/15/28	77,182
248,000	4.250	(a)	02/15/30	214,830
100,000	5.500	(a)	10/15/30	91,000
Hilcorp Energy I LP / Hilcorp Finance Co. (BB+/Ba3)
75,000	6.250	(a)	11/01/28	70,312
277,000	5.750	(a)	02/01/29	251,378
ITT Holdings LLC(a) (B/B2)
260,000	6.500		08/01/29	208,650
Moss Creek Resources Holdings, Inc. (B+/B3)
139,000	7.500	(a)	01/15/26	128,575
265,000	10.500	(a)	05/15/27	255,725
Nabors Industries Ltd.(a) (CCC/B3)
199,000	7.250		01/15/26	182,831
Nabors Industries, Inc. (CCC/Caa1)
81,000	5.750		02/01/25	77,557
New Fortress Energy, Inc.(a) (BB/B1)
578,000	6.500		09/30/26	512,975
PBF Holding Co. LLC / PBF Finance Corp. (BB/B1)
81,000	7.250		06/15/25	80,797
340,000	6.000		02/15/28	317,900
Range Resources Corp. (BB/Ba3)
199,000	4.875		05/15/25	196,513
164,000	8.250		01/15/29	170,765
SM Energy Co. (BB-/B2)
90,000	6.750		09/15/26	87,525
199,000	6.625		01/15/27	193,528
Southwestern Energy Co. (BB+/Ba2)
293,000	5.375		03/15/30	270,293
100,000	4.750		02/01/32	86,750
Sunoco LP / Sunoco Finance Corp. (BB/Ba3)
130,000	6.000		04/15/27	128,050
200,000	4.500		05/15/29	178,500
Transocean Titan Financing Ltd.(a) (B-/B2)
100,000	8.375		02/01/28	101,125
Transocean, Inc. (B-/B2)
87,000	11.500	(a)	01/30/27	89,175
610,000	8.750	(a)	02/15/30	610,763
USA Compression Partners LP / USA Compression Finance Corp. (B+/B3)
340,000	6.875		04/01/26	326,400
Venture Global Calcasieu Pass LLC (BB+/Ba2)
548,000	3.875	(a)	08/15/29	478,815
247,000	3.875	(a)	11/01/33	202,849

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Energy – (continued)
Weatherford International Ltd.(a) (BB-/Ba3)
$300,000	6.500%		09/15/28	$ 297,750

				10,284,880

Financial Company – 4.3%
Coinbase Global, Inc.(a) (BB-/B1)
250,000	3.625		10/01/31	145,937
Curo Group Holdings Corp.(a) (CCC-/Caa3)
323,000	7.500		08/01/28	74,290
HUB International Ltd.(a) (B-/Caa2)
290,000	7.000		05/01/26	287,100
Icahn Enterprises LP / Icahn Enterprises Finance Corp. (BB/Ba3)
591,000	6.375		12/15/25	534,444
317,000	5.250		05/15/27	262,317
LD Holdings Group LLC(a) (CCC+/Caa1)
239,000	6.125		04/01/28	155,350
Midcap Financial Issuer Trust(a) (B+/B1)
500,000	6.500		05/01/28	441,250
Nationstar Mortgage Holdings, Inc. (B/B1)
130,000	6.000	(a)	01/15/27	119,275
253,000	5.500	(a)	08/15/28	220,110
Navient Corp. (B+/Ba3)
108,000	5.875		10/25/24	106,178
164,000	6.750		06/25/25	159,695
121,000	6.750		06/15/26	114,726
Navient Corp., MTN (B+/Ba3)
197,000	5.625		08/01/33	142,086
NFP Corp.(a) (CCC+/Caa2)
342,000	6.875		08/15/28	285,143
PennyMac Financial Services, Inc.(a) (B+/Ba3)
302,000	5.375		10/15/25	281,615
Rocket Mortgage LLC(a) (BB/Ba1)
244,000	5.250		01/15/28	230,052
Rocket Mortgage LLC / Rocket Mortgage Co.-Issuer, Inc.(a) (BB/Ba1)
386,000	3.875		03/01/31	306,090
United Wholesale Mortgage LLC(a) (NR/Ba3)
281,000	5.500		04/15/29	236,040

				4,101,698

Food and Beverage – 3.0%
Aramark Services, Inc.(a) (BB-/B1)
413,000	5.000		02/01/28	392,350
Darling Ingredients, Inc.(a) (BB+/Ba2)
452,000	5.250		04/15/27	440,417
HLF Financing Sarl LLC / Herbalife International, Inc.(a) (B+/B1)
50,000	4.875		06/01/29	34,250
Lamb Weston Holdings, Inc.(a) (BB+/Ba3)
455,000	4.125		01/31/30	408,363

GOLDMAN SACHS ACCESS HIGH YIELD CORPORATE BOND ETF

Schedule of Investments (continued)

May 31, 2023 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Food and Beverage – (continued)
Performance Food Group, Inc.(a) (BB-/B2)
$488,000	5.500%		10/15/27	$ 471,530
Post Holdings, Inc. (B+/B2)
279,000	5.750	(a)	03/01/27	274,117
180,000	5.625	(a)	01/15/28	174,375
273,000	5.500	(a)	12/15/29	254,573
270,000	4.500	(a)	09/15/31	229,500
US Foods, Inc.(a) (BB-/B3)
200,000	4.750		02/15/29	182,750

				2,862,225

Hardware – 1.8%
CommScope Technologies LLC(a) (CCC+/Caa1)
300,000	5.000		03/15/27	203,250
CommScope, Inc. (B/B1)
879,000	6.000	(a)	03/01/26	824,062
80,000	7.125	(a)	07/01/28	54,600
NCR Corp. (B/B3)
341,000	5.750	(a)	09/01/27	341,171
54,000	5.000	(a)	10/01/28	48,060
62,000	6.125	(a)	09/01/29	61,690
190,000	5.250	(a)	10/01/30	163,400

				1,696,233

Healthcare – 5.5%
AdaptHealth LLC(a) (B/B1)
200,000	5.125		03/01/30	155,250
CHS/Community Health Systems, Inc. (B-/B3)
226,000	6.000	(a)	01/15/29	183,060
238,000	6.875	(a)	04/15/29	134,470
437,000	5.250	(a)	05/15/30	328,843
419,000	4.750	(a)	02/15/31	302,727
DaVita, Inc. (B+/B1)
376,000	4.625	(a)	06/01/30	323,360
163,000	3.750	(a)	02/15/31	129,585
Encompass Health Corp. (B+/B1)
421,000	4.750		02/01/30	382,058
IQVIA, Inc.(a) (BB/Ba2)
280,000	5.000		05/15/27	272,300
Legacy LifePoint Health LLC(a) (B/B2)
292,000	4.375		02/15/27	220,460
MPH Acquisition Holdings LLC(a) (CCC+/Caa1)
297,000	5.750		11/01/28	213,840
MPT Operating Partnership LP / MPT Finance Corp. (BB+/Ba1)
300,000	5.000		10/15/27	246,562
175,000	3.500		03/15/31	118,340
Service Corp. International (BB/Ba3)
115,000	4.625		12/15/27	109,250
468,000	5.125		06/01/29	446,940

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Healthcare – (continued)
Tenet Healthcare Corp. (B-/B3)
$94,000	4.625%		07/15/24	$ 94,000
397,000	4.875		01/01/26	386,579
290,000	6.250		02/01/27	285,650
205,000	5.125		11/01/27	196,800
93,000	4.625		06/15/28	86,722
468,000	6.125		10/01/28	445,185
220,000	4.250		06/01/29	197,450

				5,259,431

Insurance – 1.1%
Acrisure LLC / Acrisure Finance, Inc. (CCC+/Caa2)
80,000	7.000	(a)	11/15/25	76,033
163,000	10.125	(a)	08/01/26	164,630
Alliant Holdings Intermediate LLC / Alliant Holdings Co.-Issuer(a) (B/B2)
783,000	4.250		10/15/27	704,700
AssuredPartners, Inc.(a) (CCC+/Caa2)
80,000	5.625		01/15/29	69,200

				1,014,563

Metals – 0.5%
Novelis Corp. (BB/Ba3)
471,000	4.750	(a)	01/30/30	420,368
60,000	3.875	(a)	08/15/31	49,500

				469,868

Metals and Mining – 0.4%
Cleveland-Cliffs, Inc.(a) (BB+/Ba2)
386,000	6.750		03/15/26	391,307

Natural Gas – 2.6%
AmeriGas Partners LP / AmeriGas Finance Corp. (NR/B1)
295,000	5.500		05/20/25	285,412
75,000	5.750		05/20/27	67,875
Crestwood Midstream Partners LP / Crestwood Midstream Finance Corp. (BB/Ba3)
69,000	5.625	(a)	05/01/27	65,377
382,000	6.000	(a)	02/01/29	354,305
Ferrellgas LP / Ferrellgas Finance Corp.(a) (B/B2)
376,000	5.375		04/01/26	342,160
Genesis Energy LP / Genesis Energy Finance Corp. (B/B2)
601,000	8.000		01/15/27	587,478
NGL Energy Operating LLC / NGL Energy Finance Corp.(a) (B+/B2)
128,000	7.500		02/01/26	122,720
NuStar Logistics LP (BB-/Ba3)
100,000	6.000		06/01/26	97,250
100,000	5.625		04/28/27	95,500
Rockies Express Pipeline LLC(a) (BB+/Ba2)
268,000	4.950		07/15/29	241,200
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp. (BB-/B1)
153,000	6.000	(a)	03/01/27	144,203

GOLDMAN SACHS ACCESS HIGH YIELD CORPORATE BOND ETF

Schedule of Investments (continued)

May 31, 2023 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Natural Gas – (continued)
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp. (BB-/B1) – (continued)
$111,000	5.500	%(a)	01/15/28	$ 100,177

				2,503,657

Pharmaceuticals – 1.4%
Bausch Health Americas, Inc.(a) (CCC-/Ca)
206,000	9.250		04/01/26	170,980
Bausch Health Cos., Inc. (CCC+/Caa1)
699,000	5.500	(a)	11/01/25	622,110
400,000	4.875	(a)	06/01/28	243,000
414,000	11.000	(a)	09/30/28	314,640

				1,350,730

REITs and Real Estate – 2.3%
Brookfield Property REIT, Inc. / BPR Cumulus LLC / BPR Nimbus LLC / GGSI Sellco LL(a) (BB+/B1)
500,000	5.750		05/15/26	444,621
Diversified Healthcare Trust (B/Caa3)
268,000	4.375		03/01/31	192,290
Howard Hughes Corp. (The)(a) (BB-/Ba3)
236,000	4.375		02/01/31	188,210
Kennedy-Wilson, Inc. (BB-/B2)
249,000	5.000		03/01/31	186,750
Park Intermediate Holdings LLC / PK Domestic Property LLC / PK Finance Co.-Issuer(a) (B+/B1)
316,000	4.875		05/15/29	272,550
Service Properties Trust (BB/B1)
239,000	7.500		09/15/25	234,582
60,000	4.950		10/01/29	45,750
278,000	4.375		02/15/30	203,635
Starwood Property Trust, Inc. (BB-/Ba3)
434,000	3.750	(a)	12/31/24	408,025
60,000	4.750		03/15/25	56,550

				2,232,963

Rental Equipment – 1.6%
Avis Budget Car Rental LLC / Avis Budget Finance, Inc.(a) (BB-/B1)
229,000	5.375		03/01/29	206,386
H&E Equipment Services, Inc.(a) (BB-/B1)
460,000	3.875		12/15/28	393,875
Hertz Corp. (The)(a) (B+/Caa1)
300,000	5.000		12/01/29	240,750
United Rentals North America, Inc. (BB+/Ba2)
178,000	5.500		05/15/27	176,238
180,000	4.875		01/15/28	172,575
140,000	5.250		01/15/30	133,350
281,000	3.875		02/15/31	242,714

				1,565,888

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Software – 1.4%
Cloud Software Group, Inc.(a) (B/B2)
$587,000	6.500%		03/31/29	$ 522,430
Gartner, Inc.(a) (BB+/Ba1)
479,000	4.500		07/01/28	453,254
SS&C Technologies, Inc.(a) (B+/B2)
412,000	5.500		09/30/27	393,316

				1,369,000

Technology – 2.0%
Arches Buyer, Inc. (CCC+/Caa1)
152,000	4.250	(a)	06/01/28	128,820
247,000	6.125	(a)	12/01/28	214,272
Imola Merger Corp.(a) (BB-/B1)
328,000	4.750		05/15/29	282,900
McAfee Corp.(a) (CCC+/Caa2)
302,000	7.375		02/15/30	254,813
Uber Technologies, Inc.(a) (B/B1)
500,000	4.500		08/15/29	458,750
Veritas US, Inc. / Veritas Bermuda Ltd.(a) (B-/B3)
260,000	7.500		09/01/25	194,116
Verscend Escrow Corp.(a) (CCC+/Caa2)
215,000	9.750		08/15/26	215,414
Xerox Holdings Corp.(a) (BB/Ba2)
200,000	5.500		08/15/28	170,500

				1,919,585

Transportation – 2.5%
American Airlines, Inc.(a) (B+/Ba3)
371,000	11.750		07/15/25	407,636
American Airlines, Inc./AAdvantage Loyalty IP Ltd. (NR/Ba2)
605,000	5.500	(a)	04/20/26	596,681
726,000	5.750	(a)	04/20/29	695,330
Fortress Transportation and Infrastructure Investors LLC(a) (B/Ba2)
95,000	6.500		10/01/25	92,863
United Airlines, Inc. (BB/Ba1)
88,000	4.375	(a)	04/15/26	83,435
535,000	4.625	(a)	04/15/29	485,328

				2,361,273

Wireless – 0.3%
SBA Communications Corp. (BB/Ba3)
300,000	3.875		02/15/27	277,076

Wirelines – 2.0%
Cablevision Lightpath LLC(a) (B-/Caa1)
200,000	5.625		09/15/28	146,000
Consolidated Communications, Inc.(a) (B-/B3)
208,000	6.500		10/01/28	156,780
Frontier Communications Holdings LLC (B/B3)
300,000	5.000	(a)	05/01/28	251,625
200,000	6.750	(a)	05/01/29	148,000

GOLDMAN SACHS ACCESS HIGH YIELD CORPORATE BOND ETF

Schedule of Investments (continued)

May 31, 2023 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Wirelines – (continued)
Frontier Communications Holdings LLC (B/B3) – (continued)
$150,000	6.000	%(a)	01/15/30	$ 105,562
Uniti Group LP / Uniti Group Finance, Inc. / CSL Capital LLC(a) (B/B2)
589,000	10.500		02/15/28	572,066
Windstream Escrow LLC / Windstream Escrow Finance Corp.(a) (B-/B3)
452,000	7.750		08/15/28	368,945
Zayo Group Holdings, Inc.(a) (B-/B3)
225,000	4.000		03/01/27	158,344

				1,907,322

TOTAL CORPORATE OBLIGATIONS (Cost $94,267,732)				$87,135,916

Foreign Corporate Debt – 6.4%
Aerospace & Defense – 1.1%
Bombardier, Inc. (Canada) (B/B2)
$704,000	7.125	%(a)	06/15/26	$ 695,200
359,000	7.875	(a)	04/15/27	355,410

				1,050,610

Basic Industry – 0.8%
Methanex Corp. (Canada) (BB/Ba1)
200,000	5.125		10/15/27	186,500
102,000	5.250		12/15/29	93,196
NOVA Chemicals Corp. (Canada) (BB/Ba3)
201,000	5.000	(a)	05/01/25	195,221
283,000	5.250	(a)	06/01/27	256,823

				731,740

Capital Goods – 0.8%
ARD Finance SA(a)(b) (Luxembourg) (PIK 7.250%, Cash 6.500%) (B-/Caa3)
200,000	6.500		06/30/27	156,000
GFL Environmental, Inc. (Canada) (B-/B3)
271,000	4.250	(a)	06/01/25	261,176
342,000	4.750	(a)	06/15/29	310,793

				727,969

Consumer Cyclical – 1.7%
1011778 BC ULC / New Red Finance, Inc. (Canada) (B+/B2)
316,000	3.875	(a)	01/15/28	290,325
54,000	4.375	(a)	01/15/28	49,747
117,000	3.500	(a)	02/15/29	103,984
469,000	4.000	(a)	10/15/30	405,685
Brookfield Residential Properties, Inc. / Brookfield Residential US LLC(a) (Canada) (B+/B1)
80,000	4.875		02/15/30	60,700
Garda World Security Corp. (Canada) (B/B2)
167,000	4.625	(a)	02/15/27	152,179
135,000	9.500	(a)	11/01/27	126,562

Principal Amount	Interest Rate		Maturity Date	Value

Foreign Corporate Debt – (continued)
Consumer Cyclical – (continued)
Mattamy Group Corp. (Canada) (BB/Ba3)
$197,000	5.250	%(a)	12/15/27	$ 182,270
67,000	4.625	(a)	03/01/30	57,788
Odeon Finco PLC(a) (United Kingdom) (B/B3)
260,000	12.750		11/01/27	251,550

				1,680,790

Energy – 0.1%
MEG Energy Corp.(a) (Canada) (BB-/B1)
70,000	7.125		02/01/27	71,225

Mining – 1.0%
First Quantum Minerals Ltd. (Zambia) (B+/NR)
207,000	7.500	(a)	04/01/25	206,310
410,000	6.875	(a)	03/01/26	398,970
Hudbay Minerals, Inc.(a) (Canada) (B/B2)
435,000	4.500		04/01/26	399,656

				1,004,936

Natural Gas – 0.3%
Parkland Corp.(a) (Canada) (BB/Ba3)
363,000	4.625		05/01/30	315,810

Software – 0.2%
Open Text Corp.(a) (Canada) (BB-/Ba3)
200,000	3.875		02/15/28	175,500

Wireless – 0.4%
Intelsat Jackson Holdings SA(a) (Luxembourg) (B+/B3)
392,000	6.500		03/15/30	362,600

TOTAL FOREIGN CORPORATE DEBT (Cost $6,378,025)				$ 6,121,180

Shares	Dividend Rate			Value

Investment Company – 0.6%(c)
Goldman Sachs Financial Square Government Fund – Institutional Shares
576,771	5.003%			$ 576,771
(Cost $576,771)

TOTAL INVESTMENTS – 98.2% (Cost $101,222,528)				$93,833,867

OTHER ASSETS IN EXCESS OF LIABILITIES – 1.8%				1,756,620

NET ASSETS – 100.0%				$95,590,487

GOLDMAN SACHS ACCESS HIGH YIELD CORPORATE BOND ETF

Schedule of Investments (continued)

May 31, 2023 (Unaudited)

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(b)	Pay-in-kind securities.

(c)	Represents an affiliated issuer.

Investment Abbreviations:
LP	— Limited Partnership
MTN	— Medium Term Note
PLC	— Public Limited Company
REIT	— Real Estate Investment Trust

GOLDMAN SACHS ACCESS INFLATION PROTECTED USD BOND ETF

Schedule of Investments

May 31, 2023 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

U.S. Treasury Inflation Indexed Bonds – 99.5%
U.S. Treasury Inflation Indexed Bonds
$1,652,534	0.125%	07/15/24	$ 1,603,401
6,806,940	0.125	10/15/24	6,581,559
4,860,371	0.250	01/15/25	4,681,497
4,027,139	0.375	07/15/25	3,882,781
10,973,220	0.125	10/15/25	10,491,204
10,778,411	0.625	01/15/26	10,384,626
9,155,807	0.125	04/15/26	8,667,172
6,387,952	0.375	07/15/27	6,060,267
10,833,062	0.500	01/15/28	10,254,374
4,777,334	0.750	07/15/28	4,584,449
2,989,106	3.875	04/15/29	3,356,072
5,174,300	0.250	07/15/29	4,792,989
9,720,804	0.125	01/15/30	8,851,582
5,543,670	0.125	07/15/30	5,039,666
3,957,361	0.125	07/15/31	3,557,868
4,538,368	0.125	01/15/32	4,051,412
4,113,846	0.625	07/15/32	3,834,156
5,489,602	2.125	02/15/40	5,922,475
5,694,473	0.750	02/15/42	4,853,724
3,935,009	0.875	02/15/47	3,309,800
2,484,740	1.000	02/15/48	2,143,025
1,572,545	1.000	02/15/49	1,352,826
3,411,731	0.250	02/15/50	2,385,437
1,409,564	0.125	02/15/52	935,001

TOTAL U.S. TREASURY INFLATION INDEXED BONDS (Cost $138,843,651)			$121,577,363

Shares	Dividend Rate		Value

Investment Company – 0.3%(a)
Goldman Sachs Financial Square Government Fund – Institutional Shares
336,835	5.003%		$ 336,835
(Cost $336,835)

TOTAL INVESTMENTS – 99.8% (Cost $139,180,486)			$121,914,198

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.2%			233,958

NET ASSETS – 100.0%			$122,148,156

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Represents an affiliated issuer.

GOLDMAN SACHS ACCESS INVESTMENT GRADE CORPORATE 1-5 YEAR BOND

Schedule of Investments

May 31, 2023 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – 85.3%
Aerospace & Defense – 2.4%
Boeing Co. (The)
$10,000	4.875%		05/01/25	$ 9,926
20,000	2.196		02/04/26	18,439
70,000	3.250		03/01/28	64,061
General Dynamics Corp.
16,000	1.150		06/01/26	14,581
Huntington Ingalls Industries, Inc.
20,000	3.483		12/01/27	18,510
L3Harris Technologies, Inc.
16,000	3.850		12/15/26	15,440
Lockheed Martin Corp.
50,000	3.550		01/15/26	48,857
Northrop Grumman Corp.
8,000	3.200		02/01/27	7,627
Raytheon Technologies Corp.
16,000	3.500		03/15/27	15,360
Textron, Inc.
13,000	3.650		03/15/27	12,410

				225,211

Banks – 19.8%
American Express Co.
29,000	3.125		05/20/26	27,664
20,000	5.850		11/05/27	20,803
Bank of America Corp.
(SOFR + 0.960%)
32,000	1.734	(a)	07/22/27	28,428
(SOFR + 1.580%)
32,000	4.376	(a)	04/27/28	30,980
Bank of America Corp., MTN
27,000	4.200		08/26/24	26,604
21,000	4.000		01/22/25	20,534
(SOFR + 1.010%)
21,000	1.197	(a)	10/24/26	18,865
(3M U.S. T-Bill MMY + 1.322%)
25,000	3.559	(a)	04/23/27	23,766
(SOFR + 1.050%)
51,000	2.551	(a)	02/04/28	46,187
Bank of America Corp.(a), Series N
(SOFR + 0.910%)
17,000	1.658		03/11/27	15,292
Bank of New York Mellon Corp. (The), MTN
20,000	1.600		04/24/25	18,788
50,000	3.350		04/25/25	48,300
(3M U.S. T-Bill MMY + 1.331%)
34,000	3.442	(a)	02/07/28	32,282
Charles Schwab Corp. (The)
33,000	3.000		03/10/25	31,442
10,000	3.850		05/21/25	9,666

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Banks – (continued)
Charles Schwab Corp. (The) – (continued)
$40,000	3.300%		04/01/27	$ 36,979
Citigroup, Inc.
(SOFR + 1.372%)
34,000	4.140	(a)	05/24/25	33,508
(SOFR + 0.694%)
50,000	2.014	(a)	01/25/26	47,097
34,000	4.450		09/29/27	32,575
(3M U.S. T-Bill MMY + 1.825%)
24,000	3.887	(a)	01/10/28	22,824
Citizens Financial Group, Inc.
50,000	2.850		07/27/26	42,932
Comerica, Inc.
13,000	3.800		07/22/26	11,055
Discover Financial Services
40,000	3.750		03/04/25	38,021
20,000	4.100		02/09/27	18,664
Fifth Third Bancorp(a)
(SOFRINDX + 2.192%)
65,000	6.361		10/27/28	65,359
Huntington Bancshares, Inc.
50,000	2.625		08/06/24	46,922
18,000	4.000		05/15/25	16,893
JPMorgan Chase & Co.
34,000	3.875		09/10/24	33,287
(3M U.S. T-Bill MMY + 1.585%)
28,000	2.005	(a)	03/13/26	26,372
(SOFR + 1.850%)
21,000	2.083	(a)	04/22/26	19,761
27,000	3.200		06/15/26	25,755
30,000	2.950		10/01/26	28,305
(SOFR + 0.800%)
17,000	1.045	(a)	11/19/26	15,313
(SOFR + 0.885%)
25,000	1.578	(a)	04/22/27	22,393
(SOFR + 1.560%)
47,000	4.323	(a)	04/26/28	45,728
KeyCorp, MTN
35,000	2.250		04/06/27	28,949
M&T Bank Corp.(a)
(SOFRINDX + 1.780%)
20,000	4.553		08/16/28	18,715
Morgan Stanley
(SOFR + 1.990%)
20,000	2.188	(a)	04/28/26	18,914
(SOFR + 0.879%)
19,000	1.593	(a)	05/04/27	17,090
(SOFR + 1.610%)
34,000	4.210	(a)	04/20/28	32,868

GOLDMAN SACHS ACCESS INVESTMENT GRADE CORPORATE 1-5 YEAR BOND

Schedule of Investments (continued)

May 31, 2023 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Banks – (continued)
Morgan Stanley – (continued)
$34,000	3.591	%(a)	07/22/28	$ 31,637
Morgan Stanley, GMTN
34,000	3.875		01/27/26	33,124
27,000	4.350		09/08/26	26,184
(SOFR + 0.858%)
21,000	1.512	(a)	07/20/27	18,744
Morgan Stanley, MTN
31,000	3.125		07/27/26	29,271
Northern Trust Corp.(a)
(3M USD LIBOR + 1.131%)
50,000	3.375		05/08/32	44,665
PNC Financial Services Group, Inc. (The)(a)
(SOFR + 1.620%)
20,000	5.354		12/02/28	19,974
Santander Holdings USA, Inc.
13,000	3.450		06/02/25	12,395
20,000	4.500		07/17/25	19,361
(SOFR + 1.249%)
20,000	2.490	(a)	01/06/28	17,523
(SOFR + 2.356%)
20,000	6.499	(a)	03/09/29	20,312
State Street Corp.
20,000	3.300		12/16/24	19,417
(SOFR + 2.600%)
13,000	2.901	(a)	03/30/26	12,423
Synchrony Financial
31,000	4.250		08/15/24	29,406
Synovus Financial Corp.
30,000	5.200		08/11/25	27,658
Truist Financial Corp., MTN
30,000	2.850		10/26/24	28,754
(SOFR + 1.626%)
50,000	5.900	(a)	10/28/26	49,533
(SOFR + 1.435%)
20,000	4.873	(a)	01/26/29	19,365
US Bancorp, MTN
(SOFR + 0.730%)
10,000	2.215	(a)	01/27/28	8,926
(SOFR + 1.660%)
30,000	4.548	(a)	07/22/28	28,947
US Bancorp, Series X
21,000	3.150		04/27/27	19,604
Wells Fargo & Co.
6,000	3.000		04/22/26	5,681
(SOFR + 2.000%)
26,000	2.188	(a)	04/30/26	24,496
23,000	3.000		10/23/26	21,488

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Banks – (continued)
Wells Fargo & Co., MTN
(3M U.S. T-Bill MMY + 1.012%)
$51,000	2.164	%(a)	02/11/26	$ 48,194
(3M U.S. T-Bill MMY + 1.432%)
11,000	3.196	(a)	06/17/27	10,336
(SOFR + 1.510%)
16,000	3.526	(a)	03/24/28	15,026
(3M U.S. T-Bill MMY + 1.572%)
15,000	3.584	(a)	05/22/28	14,090
(SOFR + 2.100%)
15,000	2.393	(a)	06/02/28	13,419
(SOFR + 1.980%)
16,000	4.808	(a)	07/25/28	15,743

				1,831,576

Basic Industry – 0.3%
Linde, Inc.
24,000	3.200		01/30/26	23,326

Building Materials – 0.7%
Allegion US Holding Co., Inc.
50,000	3.200		10/01/24	48,180
Owens Corning
16,000	4.200		12/01/24	15,717

				63,897

Capital Goods – 6.1%
3M Co., MTN
20,000	3.000		08/07/25	19,307
Berry Global, Inc.
20,000	1.650		01/15/27	17,254
Carrier Global Corp.
12,000	2.242		02/15/25	11,380
Caterpillar Financial Services Corp.
17,000	0.900		03/02/26	15,372
Caterpillar Financial Services Corp., MTN
60,000	4.900		01/17/25	60,060
20,000	3.600		08/12/27	19,424
Honeywell International, Inc.
60,000	4.850		11/01/24	60,011
Hubbell, Inc.
40,000	3.500		02/15/28	37,420
John Deere Capital Corp., MTN
50,000	5.150		03/03/25	50,376
17,000	2.350		03/08/27	15,768
20,000	4.750		01/20/28	20,234
20,000	1.500		03/06/28	17,440
Johnson Controls International PLC
24,000	3.900		02/14/26	23,312
Lennox International, Inc.
40,000	1.350		08/01/25	36,684

GOLDMAN SACHS ACCESS INVESTMENT GRADE CORPORATE 1-5 YEAR BOND

Schedule of Investments (continued)

May 31, 2023 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Capital Goods – (continued)
Otis Worldwide Corp.
$30,000	2.293%	04/05/27	$ 27,402
Republic Services, Inc.
7,000	2.500	08/15/24	6,771
9,000	2.900	07/01/26	8,518
Roper Technologies, Inc.
16,000	1.000	09/15/25	14,601
16,000	3.850	12/15/25	15,551
Sonoco Products Co.
16,000	2.250	02/01/27	14,495
Trane Technologies Luxembourg Finance SA
40,000	3.500	03/21/26	38,372
Westinghouse Air Brake Technologies Corp.
16,000	4.400	03/15/24	15,776
16,000	3.200	06/15/25	15,217

			560,745

Communications – 1.4%
Charter Communications Operating LLC / Charter Communications Operating Capital
17,000	4.908	07/23/25	16,717
Moody’s Corp.
50,000	3.750	03/24/25	48,525
Netflix, Inc.
6,000	5.750	03/01/24	6,033
16,000	5.875	02/15/25	16,200
16,000	4.375	11/15/26	15,780
TWDC Enterprises 18 Corp., MTN
8,000	1.850	07/30/26	7,382
Walt Disney Co. (The)
24,000	3.350	03/24/25	23,427

			134,064

Consumer Cyclical – 10.4%
Amazon.com, Inc.
80,000	3.800	12/05/24	78,698
20,000	0.800	06/03/25	18,553
33,000	1.000	05/12/26	29,923
15,000	4.550	12/01/27	15,124
American Honda Finance Corp., GMTN
20,000	3.500	02/15/28	19,153
American Honda Finance Corp., MTN
13,000	1.200	07/08/25	12,040
13,000	1.300	09/09/26	11,652
AutoNation, Inc.
18,000	3.500	11/15/24	17,417
Booking Holdings, Inc.
43,000	3.600	06/01/26	41,596
DR Horton, Inc.
13,000	2.500	10/15/24	12,493

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Consumer Cyclical – (continued)
DR Horton, Inc. – (continued)
$10,000	1.300%	10/15/26	$ 8,861
General Motors Co.
34,000	6.800	10/01/27	35,760
General Motors Financial Co., Inc.
70,000	4.000	01/15/25	68,260
21,000	1.250	01/08/26	18,849
20,000	2.700	08/20/27	17,834
Home Depot, Inc. (The)
40,000	4.000	09/15/25	39,535
21,000	2.800	09/14/27	19,703
Las Vegas Sands Corp.
16,000	3.200	08/08/24	15,435
10,000	3.500	08/18/26	9,276
Lennar Corp.
32,000	4.750	05/30/25	31,571
20,000	4.750	11/29/27	19,638
Marriott International, Inc., Series EE
8,000	5.750	05/01/25	8,096
McDonald’s Corp., MTN
70,000	3.300	07/01/25	67,830
NIKE, Inc.
50,000	2.750	03/27/27	47,290
Ross Stores, Inc.
13,000	4.600	04/15/25	12,859
Starbucks Corp.
16,000	2.000	03/12/27	14,550
20,000	3.500	03/01/28	19,018
Toll Brothers Finance Corp.
16,000	4.875	11/15/25	15,720
Toyota Motor Credit Corp., MTN
16,000	0.800	01/09/26	14,492
40,000	3.050	03/22/27	37,864
Visa, Inc.
16,000	1.900	04/15/27	14,758
50,000	2.750	09/15/27	47,165
Walmart, Inc.
60,000	2.850	07/08/24	58,665
24,000	1.050	09/17/26	21,661
Western Union Co. (The)
40,000	1.350	03/15/26	35,499

			956,838

Consumer Noncyclical – 4.4%
AbbVie, Inc.
25,000	2.600	11/21/24	24,097
31,000	3.600	05/14/25	30,181
Amgen, Inc.
15,000	5.150	03/02/28	15,150

GOLDMAN SACHS ACCESS INVESTMENT GRADE CORPORATE 1-5 YEAR BOND

Schedule of Investments (continued)

May 31, 2023 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Consumer Noncyclical – (continued)
Becton Dickinson & Co.
$18,000	3.734%	12/15/24	$ 17,619
Equifax, Inc.
19,000	2.600	12/01/24	18,175
Gilead Sciences, Inc.
60,000	3.500	02/01/25	58,484
20,000	1.200	10/01/27	17,400
Merck & Co., Inc.
16,000	0.750	02/24/26	14,546
Philip Morris International, Inc.
22,000	2.875	05/01/24	21,482
50,000	4.875	02/13/26	49,913
Royalty Pharma PLC
50,000	1.200	09/02/25	45,089
Shire Acquisitions Investments Ireland DAC
50,000	3.200	09/23/26	47,233
Utah Acquisition Sub, Inc.
13,000	3.950	06/15/26	12,377
Walgreens Boots Alliance, Inc.
37,000	3.800	11/18/24	36,151

			407,897

Consumer Products – 0.6%
Procter & Gamble Co. (The)
50,000	4.100	01/26/26	49,798
8,000	1.900	02/01/27	7,400

			57,198

Electric – 7.1%
AEP Transmission Co. LLC
17,000	3.100	12/01/26	15,991
AES Corp. (The)
17,000	1.375	01/15/26	15,212
Black Hills Corp.
20,000	5.950	03/15/28	20,528
CenterPoint Energy, Inc.
17,000	1.450	06/01/26	15,281
CMS Energy Corp.
17,000	3.000	05/15/26	16,066
Dominion Energy, Inc.(b)
50,000	3.071	08/15/24	48,412
Dominion Energy, Inc., Series A
17,000	1.450	04/15/26	15,344
DTE Energy Co., Series F
24,000	1.050	06/01/25	22,065
Duke Energy Corp.
20,000	0.900	09/15/25	18,229
16,000	2.650	09/01/26	14,844
40,000	4.300	03/15/28	38,745

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Electric – (continued)
Eastern Energy Gas Holdings LLC
$40,000	3.600%		12/15/24	$ 38,708
Edison International
40,000	4.125		03/15/28	37,558
Entergy Louisiana LLC
50,000	5.590		10/01/24	50,127
Exelon Corp.
11,000	3.400		04/15/26	10,491
NextEra Energy Capital Holdings, Inc.
13,000	1.875		01/15/27	11,670
27,000	3.550		05/01/27	25,582
30,000	4.900		02/28/28	29,866
(US 5 Year CMT T-Note + 2.547%)
20,000	3.800	(a)	03/15/82	16,589
Pacific Gas and Electric Co.
7,000	3.450		07/01/25	6,660
28,000	3.300		03/15/27	25,663
20,000	5.450		06/15/27	19,594
Public Service Electric and Gas Co., MTN
50,000	3.050		11/15/24	48,511
Sempra Energy
34,000	3.250		06/15/27	31,728
Southern California Edison Co.
15,000	5.850		11/01/27	15,512
Southern Co. (The)
16,000	3.250		07/01/26	15,176
Southern Co. Gas Capital Corp.
16,000	3.875		11/15/25	15,411
Southwestern Electric Power Co., Series N
13,000	1.650		03/15/26	11,817

				651,380

Energy – 8.1%
Baker Hughes Holdings LLC / Baker Hughes Co.-Obligor, Inc.
15,000	3.337		12/15/27	14,003
Boardwalk Pipelines LP
40,000	4.450		07/15/27	38,547
BP Capital Markets America, Inc.
20,000	3.796		09/21/25	19,580
40,000	3.017		01/16/27	37,981
Chevron Corp.
25,000	3.326		11/17/25	24,461
50,000	1.995		05/11/27	45,767
DCP Midstream Operating LP
40,000	5.375		07/15/25	39,700
Energy Transfer LP
40,000	4.750		01/15/26	39,439
40,000	5.550		02/15/28	40,153

GOLDMAN SACHS ACCESS INVESTMENT GRADE CORPORATE 1-5 YEAR BOND

Schedule of Investments (continued)

May 31, 2023 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Energy – (continued)
Enterprise Products Operating LLC
$16,000	3.750%	02/15/25	$ 15,695
Exxon Mobil Corp.
24,000	3.043	03/01/26	23,159
13,000	2.275	08/16/26	12,200
Hercules Capital, Inc.
20,000	3.375	01/20/27	16,984
Kinder Morgan, Inc.
16,000	4.300	06/01/25	15,716
Magellan Midstream Partners LP
24,000	5.000	03/01/26	23,876
Marathon Petroleum Corp.
11,000	4.700	05/01/25	10,869
MPLX LP
24,000	4.875	12/01/24	23,756
12,000	1.750	03/01/26	10,947
National Fuel Gas Co.
16,000	5.500	01/15/26	15,894
Occidental Petroleum Corp.
50,000	5.875	09/01/25	50,052
ONEOK Partners LP
50,000	4.900	03/15/25	49,277
Plains All American Pipeline LP / PAA Finance Corp.
16,000	4.650	10/15/25	15,712
Sabine Pass Liquefaction LLC
10,000	5.625	03/01/25	9,997
31,000	5.000	03/15/27	30,718
Spectra Energy Partners LP
17,000	4.750	03/15/24	16,837
Targa Resources Partners LP / Targa Resources Partners Finance Corp.
40,000	6.500	07/15/27	40,275
Western Midstream Operating LP
16,000	3.350	02/01/25	15,300
16,000	3.950	06/01/25	15,400
Williams Cos., Inc. (The)
34,000	4.000	09/15/25	33,016

			745,311

Financial Company – 2.4%
Air Lease Corp.
37,000	3.625	04/01/27	34,366
Ally Financial, Inc.
50,000	5.125	09/30/24	48,762
15,000	7.100	11/15/27	15,289
Ares Capital Corp.
17,000	2.875	06/15/27	14,842
Bain Capital Specialty Finance, Inc.
20,000	2.550	10/13/26	17,071

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Financial Company – (continued)
BGC Partners, Inc.
$40,000	4.375%	12/15/25	$ 37,200
FS KKR Capital Corp.
13,000	4.625	07/15/24	12,580
16,000	3.250	07/15/27	13,752
GATX Corp.
16,000	3.250	09/15/26	14,945
Sixth Street Specialty Lending, Inc.
16,000	3.875	11/01/24	15,385

			224,192

Food and Beverage – 2.1%
Coca-Cola Co. (The)
50,000	1.500	03/05/28	44,416
General Mills, Inc.
20,000	4.000	04/17/25	19,632
30,000	5.241	11/18/25	30,045
Kellogg Co.
50,000	3.250	04/01/26	47,722
McCormick & Co., Inc.
16,000	0.900	02/15/26	14,345
PepsiCo, Inc.
26,000	2.250	03/19/25	24,926
11,000	2.850	02/24/26	10,583

			191,669

Hardware – 0.7%
CDW LLC / CDW Finance Corp.
50,000	4.125	05/01/25	48,188
Micron Technology, Inc.
16,000	4.185	02/15/27	15,420

			63,608

Healthcare – 1.5%
CVS Health Corp.
13,000	3.000	08/15/26	12,258
Evernorth Health, Inc.
33,000	3.500	06/15/24	32,275
HCA, Inc.
24,000	5.000	03/15/24	23,835
10,000	5.375	02/01/25	9,950
16,000	4.500	02/15/27	15,570
Quest Diagnostics, Inc.
16,000	3.450	06/01/26	15,362
UnitedHealth Group, Inc.
16,000	3.375	04/15/27	15,393
15,000	5.250	02/15/28	15,441

			140,084

Insurance – 0.4%
CNA Financial Corp.
13,000	3.950	05/15/24	12,746

GOLDMAN SACHS ACCESS INVESTMENT GRADE CORPORATE 1-5 YEAR BOND

Schedule of Investments (continued)

May 31, 2023 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Insurance – (continued)
Lincoln National Corp.
$30,000	3.800%	03/01/28	$ 27,359

			40,105

Pharmaceuticals – 0.1%
Viatris, Inc.
16,000	2.300	06/22/27	14,004

REITs and Real Estate – 3.5%
Boston Properties LP
20,000	3.200	01/15/25	18,955
Brandywine Operating Partnership LP
20,000	3.950	11/15/27	14,667
Brixmor Operating Partnership LP
20,000	3.900	03/15/27	18,557
Equinix, Inc.
23,000	1.800	07/15/27	19,932
ERP Operating LP
16,000	3.375	06/01/25	15,446
GLP Capital LP / GLP Financing II, Inc.
40,000	3.350	09/01/24	38,611
9,000	5.375	04/15/26	8,723
Healthpeak OP LLC
16,000	3.250	07/15/26	15,002
Highwoods Realty LP
20,000	4.125	03/15/28	17,227
Public Storage
13,000	1.500	11/09/26	11,671
Simon Property Group LP
16,000	3.500	09/01/25	15,433
16,000	3.300	01/15/26	15,293
Spirit Realty LP
7,000	3.200	01/15/27	6,356
Tanger Properties LP
30,000	3.875	07/15/27	27,070
VICI Properties LP
50,000	4.375	05/15/25	48,232
Vornado Realty LP
20,000	2.150	06/01/26	16,325
Welltower OP LLC
16,000	4.000	06/01/25	15,513

			323,013

Software – 0.2%
Oracle Corp.
20,000	2.300	03/25/28	17,730

Technology – 8.1%
Activision Blizzard, Inc.
40,000	3.400	09/15/26	38,529
Alphabet, Inc.
16,000	1.998	08/15/26	14,976

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Technology – (continued)
Apple, Inc.
$20,000	1.800%	09/11/24	$ 19,252
25,000	2.450	08/04/26	23,643
17,000	2.050	09/11/26	15,873
32,000	3.350	02/09/27	31,193
Arrow Electronics, Inc.
50,000	4.000	04/01/25	48,275
Autodesk, Inc.
40,000	3.500	06/15/27	38,404
Broadcom Corp. / Broadcom Cayman Finance Ltd.
17,000	3.875	01/15/27	16,361
Fiserv, Inc.
12,000	3.850	06/01/25	11,675
24,000	3.200	07/01/26	22,727
Genpact Luxembourg Sarl
16,000	3.375	12/01/24	15,500
Hewlett Packard Enterprise Co.
15,000	4.900	10/15/25	14,944
International Business Machines Corp.
90,000	6.220	08/01/27	94,809
Intuit, Inc.
16,000	1.350	07/15/27	13,991
Jabil, Inc.
40,000	4.250	05/15/27	38,377
Keysight Technologies, Inc.
40,000	4.600	04/06/27	39,761
Microchip Technology, Inc.
16,000	4.250	09/01/25	15,622
Microsoft Corp.
31,000	3.300	02/06/27	30,336
Motorola Solutions, Inc.
13,000	7.500	05/15/25	13,370
NetApp, Inc.
13,000	3.300	09/29/24	12,633
40,000	2.375	06/22/27	36,685
QUALCOMM, Inc.
7,000	3.450	05/20/25	6,819
TD SYNNEX Corp.
50,000	1.250	08/09/24	46,962
Tyco Electronics Group SA
50,000	3.450	08/01/24	48,995
VeriSign, Inc.
40,000	5.250	04/01/25	39,650

			749,362

Transportation – 2.5%
CSX Corp.
17,000	3.250	06/01/27	16,116

GOLDMAN SACHS ACCESS INVESTMENT GRADE CORPORATE 1-5 YEAR BOND

Schedule of Investments (continued)

May 31, 2023 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Transportation – (continued)
Delta Air Lines, Inc.
$20,000	2.900%	10/28/24	$ 19,338
Norfolk Southern Corp.
40,000	5.590	05/17/25	40,331
Ryder System, Inc., MTN
5,000	1.750	09/01/26	4,474
8,000	2.900	12/01/26	7,387
20,000	5.650	03/01/28	20,229
Southwest Airlines Co.
16,000	5.250	05/04/25	15,911
40,000	5.125	06/15/27	39,865
Union Pacific Corp.
17,000	3.250	08/15/25	16,536
United Airlines Pass Through Trust, Series A
20,820	4.150	04/11/24	20,253
United Airlines Pass Through Trust, Class A, Series 20-1
15,092	5.875	10/15/27	14,979
United Airlines Pass Through Trust, Series A
16,189	4.300	08/15/25	15,437

			230,856

Wireless – 2.5%
American Tower Corp.
13,000	3.375	10/15/26	12,258
AT&T, Inc.
21,000	1.700	03/25/26	19,178
10,000	1.650	02/01/28	8,661
Crown Castle, Inc.
33,000	3.200	09/01/24	32,068
Sprint LLC
56,000	7.625	03/01/26	58,625
T-Mobile USA, Inc.
16,000	3.750	04/15/27	15,183
70,000	2.050	02/15/28	60,998
Verizon Communications, Inc.
25,000	2.100	03/22/28	22,105

			229,076

TOTAL CORPORATE OBLIGATIONS (Cost $8,126,864)			$7,881,142

Foreign Corporate Debt – 13.2%
Banks – 7.0%
Bank of Montreal, MTN (Canada)
$50,000	1.250%	09/15/26	$ 44,144
30,000	2.650	03/08/27	27,507
Bank of Montreal(a) (Canada)
(5 Year USD Swap + 1.432%)
40,000	3.803	12/15/32	35,644
Bank of Nova Scotia (The) (Canada)
17,000	1.050	03/02/26	15,215

Principal Amount	Interest Rate	Maturity Date	Value

Foreign Corporate Debt – (continued)
Banks – (continued)
Bank of Nova Scotia (The) (Canada) – (continued)
$17,000	2.700%	08/03/26	$ 15,797
21,000	1.300	09/15/26	18,566
Canadian Imperial Bank of Commerce (Canada)
77,000	1.250	06/22/26	68,560
Deutsche Bank AG (Germany)
50,000	4.100	01/13/26	47,326
Mitsubishi UFJ Financial Group, Inc. (Japan)
20,000	3.287	07/25/27	18,659
Royal Bank of Canada (Canada)
21,000	3.625	05/04/27	20,012
Royal Bank of Canada, GMTN (Canada)
20,000	4.240	08/03/27	19,438
Royal Bank of Canada, MTN (Canada)
23,000	1.150	06/10/25	21,210
Sumitomo Mitsui Financial Group, Inc. (Japan)
20,000	3.446	01/11/27	18,904
51,000	3.364	07/12/27	48,000
30,000	3.352	10/18/27	27,917
50,000	3.544	01/17/28	46,733
Toronto-Dominion Bank (The), MTN (Canada)
34,000	0.750	01/06/26	30,430
16,000	1.250	09/10/26	14,124
Toronto-Dominion Bank (The) (Canada)
15,000	5.156	01/10/28	15,027
Westpac Banking Corp. (Australia)
23,000	1.150	06/03/26	20,678
70,000	5.457	11/18/27	71,790

			645,681

Brokerage – 0.1%
Brookfield Finance, Inc. (Canada)
9,000	4.000	04/01/24	8,835

Consumer Cyclical – 0.3%
Toyota Motor Corp. (Japan)
28,000	1.339	03/25/26	25,592

Consumer Noncyclical – 1.6%
AstraZeneca PLC (United Kingdom)
50,000	3.375	11/16/25	48,489
BAT Capital Corp. (United Kingdom)
20,000	2.789	09/06/24	19,290
BAT International Finance PLC (United Kingdom)
67,000	1.668	03/25/26	60,258
Bayer US Finance II LLC(c) (Germany)
18,000	3.375	07/15/24	17,574

			145,611

GOLDMAN SACHS ACCESS INVESTMENT GRADE CORPORATE 1-5 YEAR BOND

Schedule of Investments (continued)

May 31, 2023 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Foreign Corporate Debt – (continued)
Energy – 2.6%
BP Capital Markets PLC (United Kingdom)
$21,000	3.279%		09/19/27	$ 20,025
Canadian Natural Resources Ltd. (Canada)
50,000	2.050		07/15/25	46,957
Enbridge, Inc. (Canada)
7,000	3.500		06/10/24	6,856
(3M USD LIBOR + 3.641%)
50,000	6.250	(a)	03/01/78	45,875
Equinor ASA (Norway)
60,000	1.750		01/22/26	55,806
Shell International Finance BV (Netherlands)
50,000	2.000		11/07/24	48,099
16,000	3.250		05/11/25	15,591

				239,209

Oil Company-Integrated – 0.3%
Ecopetrol SA (Colombia)
31,000	4.125		01/16/25	29,799

Technology – 0.5%
NXP BV / NXP Funding LLC (China)
10,000	4.875		03/01/24	9,929
NXP BV / NXP Funding LLC / NXP USA, Inc. (China)
40,000	4.400		06/01/27	38,992

				48,921

Transportation – 0.4%
Canadian Pacific Railway Co. (Canada)
40,000	3.700		02/01/26	38,677

Wireless – 0.4%
Rogers Communications, Inc.(c) (Canada)
34,000	3.200		03/15/27	31,656

TOTAL FOREIGN CORPORATE DEBT (Cost $1,243,052)				$1,213,981

TOTAL INVESTMENTS – 98.5% (Cost $9,369,916)				$9,095,123

OTHER ASSETS IN EXCESS OF LIABILITIES – 1.5%				141,184

NET ASSETS – 100.0%				$9,236,307

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Variable rate security. Interest rate or distribution rate disclosed is that which is in effect on May 31, 2023.

(b)	Step coupon.

(c)	Exempt from registration under Rule 144A of the Securities Act of 1933.

Investment Abbreviations:
CMT	— Constant Maturity Treasury Index
GMTN	— Global Medium Term Note
LIBOR	— London Interbank Offered Rate
LP	— Limited Partnership
MTN	— Medium Term Note
PLC	— Public Limited Company
REIT	— Real Estate Investment Trust
SOFR	— Secured Overnight Financing Rate
SOFRINDX	— Secured Overnight Financing Rate Index

GOLDMAN SACHS ACCESS INVESTMENT GRADE CORPORATE BOND ETF

Schedule of Investments

May 31, 2023 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – 79.5%
Aerospace & Defense – 2.4%
Boeing Co. (The)
$300,000	2.196%	02/04/26	$ 276,587
290,000	2.700	02/01/27	266,982
400,000	3.250	02/01/28	369,570
400,000	3.200	03/01/29	360,849
290,000	2.950	02/01/30	253,600
1,500,000	5.150	05/01/30	1,490,814
500,000	3.600	05/01/34	425,237
300,000	3.250	02/01/35	241,945
300,000	5.705	05/01/40	295,860
275,000	3.900	05/01/49	206,587
300,000	3.750	02/01/50	220,453
400,000	5.805	05/01/50	392,633
500,000	5.930	05/01/60	489,660
General Dynamics Corp.
50,000	3.250	04/01/25	48,648
600,000	3.500	04/01/27	577,801
250,000	4.250	04/01/40	228,980
384,000	4.250	04/01/50	346,618
Lockheed Martin Corp.
250,000	5.100	11/15/27	256,667
533,000	4.070	12/15/42	471,271
260,000	3.800	03/01/45	217,084
100,000	4.700	05/15/46	95,191
168,000	4.090	09/15/52	144,635
100,000	4.150	06/15/53	86,860
428,000	5.900	11/15/63	479,912
Northrop Grumman Corp.
476,000	2.930	01/15/25	458,439
290,000	3.200	02/01/27	276,475
738,000	3.250	01/15/28	695,828
400,000	4.400	05/01/30	391,955
1,016,000	4.030	10/15/47	849,316
267,000	5.250	05/01/50	266,317
Raytheon Technologies Corp.
187,000	3.200	03/15/24	183,715
1,080,000	3.950	08/16/25	1,058,098
100,000	3.125	05/04/27	94,470
300,000	4.125	11/16/28	290,615
620,000	1.900	09/01/31	498,232
243,000	4.450	11/16/38	225,275
500,000	4.500	06/01/42	458,306
870,000	4.150	05/15/45	737,234
208,000	3.750	11/01/46	164,412
304,000	4.350	04/15/47	265,701
292,000	4.625	11/16/48	266,161

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Aerospace & Defense – (continued)
Raytheon Technologies Corp. – (continued)
$406,000	3.125%		07/01/50	$ 287,107
260,000	2.820		09/01/51	172,075

				15,884,175

Agriculture – 0.1%
Archer-Daniels-Midland Co.
462,000	3.250		03/27/30	427,532
500,000	2.900		03/01/32	436,529

				864,061

Banks – 19.4%
American Express Co.
170,000	2.500		07/30/24	164,588
2,912,000	3.000		10/30/24	2,817,229
649,000	4.200		11/06/25	635,495
470,000	3.125		05/20/26	448,343
250,000	1.650		11/04/26	223,935
(SOFR + 2.255%)
192,000	4.989	(a)	05/26/33	186,670
Bank of America Corp.
(SOFR + 0.690%)
220,000	0.976	(a)	04/22/25	211,004
(3M U.S. T-Bill MMY + 1.072%)
584,000	3.366	(a)	01/23/26	561,777
(SOFR + 0.960%)
696,000	1.734	(a)	07/22/27	618,298
(3M U.S. T-Bill MMY + 1.512%)
485,000	3.705	(a)	04/24/28	457,236
(SOFR + 1.990%)
800,000	6.204	(a)	11/10/28	825,817
(3M U.S. T-Bill MMY + 1.040%)
1,148,000	3.419	(a)	12/20/28	1,056,470
(SOFR + 2.150%)
519,000	2.592	(a)	04/29/31	436,492
(SOFR + 1.320%)
1,130,000	2.687	(a)	04/22/32	937,288
(SOFR + 1.220%)
1,140,000	2.299	(a)	07/21/32	908,229
(SOFR + 1.210%)
700,000	2.572	(a)	10/20/32	569,280
(SOFR + 1.910%)
630,000	5.288	(a)	04/25/34	628,157
(US 5 Year CMT T-Note + 1.200%)
278,000	2.482	(a)	09/21/36	213,063
860,000	6.110		01/29/37	900,039
(3M U.S. T-Bill MMY + 2.076%)
418,000	4.244	(a)	04/24/38	369,382

GOLDMAN SACHS ACCESS INVESTMENT GRADE CORPORATE BOND ETF

Schedule of Investments (continued)

May 31, 2023 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Banks – (continued)
Bank of America Corp. – (continued)
$370,000	7.750%		05/14/38	$ 439,503
(SOFR + 1.580%)
519,000	3.311	(a)	04/22/42	388,295
(3M U.S. T-Bill MMY + 1.452%)
500,000	3.946	(a)	01/23/49	396,888
(SOFR + 1.560%)
457,000	2.972	(a)	07/21/52	303,463
Bank of America Corp., GMTN
220,000	3.500		04/19/26	212,274
(3M U.S. T-Bill MMY + 1.632%)
588,000	3.593	(a)	07/21/28	548,754
Bank of America Corp., Series L
110,000	3.950		04/21/25	107,249
580,000	4.183		11/25/27	556,251
Bank of America Corp., MTN
260,000	4.000		04/01/24	256,909
596,000	4.200		08/26/24	587,255
340,000	4.000		01/22/25	332,450
(3M U.S. T-Bill MMY + 1.232%)
292,000	3.458	(a)	03/15/25	286,532
215,000	3.875		08/01/25	210,101
(3M U.S. T-Bill MMY + 1.090%)
820,000	3.093	(a)	10/01/25	791,174
(3M U.S. T-Bill MMY + 1.132%)
1,000,000	2.456	(a)	10/22/25	955,451
(3M U.S. T-Bill MMY + 0.902%)
700,000	2.015	(a)	02/13/26	656,557
180,000	4.450		03/03/26	176,459
(SOFR + 1.150%)
1,718,000	1.319	(a)	06/19/26	1,576,999
629,000	4.250		10/22/26	608,802
(3M U.S. T-Bill MMY + 1.322%)
760,000	3.559	(a)	04/23/27	722,495
670,000	3.248		10/21/27	628,114
(3M U.S. T-Bill MMY + 1.837%)
628,000	3.824	(a)	01/20/28	594,168
(3M U.S. T-Bill MMY + 1.332%)
150,000	3.970	(a)	03/05/29	141,068
(3M U.S. T-Bill MMY + 1.572%)
710,000	4.271	(a)	07/23/29	674,727
(3M U.S. T-Bill MMY + 1.472%)
504,000	3.974	(a)	02/07/30	467,770
(3M U.S. T-Bill MMY + 1.442%)
200,000	3.194	(a)	07/23/30	176,004
(3M U.S. T-Bill MMY + 1.452%)
281,000	2.884	(a)	10/22/30	242,067

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Banks – (continued)
Bank of America Corp., MTN – (continued)
(3M U.S. T-Bill MMY + 1.252%)
$1,345,000	2.496	%(a)	02/13/31	$ 1,128,510
(SOFR + 1.530%)
830,000	1.898	(a)	07/23/31	662,066
(SOFR + 1.370%)
500,000	1.922	(a)	10/24/31	395,458
(3M U.S. T-Bill MMY + 1.582%)
208,000	4.078	(a)	04/23/40	175,708
(SOFR + 1.930%)
704,000	2.676	(a)	06/19/41	483,405
248,000	5.875		02/07/42	260,116
334,000	5.000		01/21/44	316,686
(3M U.S. T-Bill MMY + 2.252%)
354,000	4.443	(a)	01/20/48	308,558
(3M U.S. T-Bill MMY + 1.782%)
477,000	4.330	(a)	03/15/50	402,447
(3M U.S. T-Bill MMY + 3.412%)
826,000	4.083	(a)	03/20/51	663,589
Bank of America Corp.(a), Series N
(SOFR + 1.220%)
500,000	2.651		03/11/32	415,057
Bank of New York Mellon Corp. (The), MTN
100,000	2.100		10/24/24	95,757
50,000	2.800		05/04/26	47,376
290,000	3.250		05/16/27	274,155
636,000	3.400		01/29/28	598,678
(3M U.S. T-Bill MMY + 1.331%)
887,000	3.442	(a)	02/07/28	842,184
400,000	3.850		04/28/28	383,759
144,000	3.300		08/23/29	129,719
Capital One Financial Corp.
50,000	4.200		10/29/25	47,507
(SOFR + 1.290%)
550,000	2.636	(a)	03/03/26	512,208
(SOFR + 2.160%)
150,000	4.985	(a)	07/24/26	146,083
250,000	3.750		03/09/27	234,824
490,000	3.800		01/31/28	454,658
(SOFR + 1.337%)
500,000	2.359	(a)	07/29/32	356,474
Charles Schwab Corp. (The)
244,000	0.750		03/18/24	234,275
450,000	2.000		03/20/28	386,185
700,000	2.300		05/13/31	559,934
300,000	1.950		12/01/31	227,779

GOLDMAN SACHS ACCESS INVESTMENT GRADE CORPORATE BOND ETF

Schedule of Investments (continued)

May 31, 2023 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Banks – (continued)
Citigroup, Inc.
$250,000	4.000%		08/05/24	$ 246,386
500,000	3.875		03/26/25	485,739
(3M U.S. T-Bill MMY + 1.158%)
340,000	3.352	(a)	04/24/25	332,453
(SOFR + 0.669%)
100,000	0.981	(a)	05/01/25	95,545
100,000	3.700		01/12/26	96,721
(SOFR + 0.694%)
1,018,000	2.014	(a)	01/25/26	958,897
(SOFR + 2.842%)
640,000	3.106	(a)	04/08/26	614,336
(SOFR + 0.765%)
1,857,000	1.122	(a)	01/28/27	1,660,994
(SOFR + 0.770%)
275,000	1.462	(a)	06/09/27	245,194
700,000	4.450		09/29/27	670,670
(3M U.S. T-Bill MMY + 1.825%)
100,000	3.887	(a)	01/10/28	95,099
(SOFR + 1.280%)
1,530,000	3.070	(a)	02/24/28	1,419,464
(SOFR + 1.887%)
300,000	4.658	(a)	05/24/28	294,714
(3M U.S. T-Bill MMY + 1.652%)
700,000	3.668	(a)	07/24/28	657,943
600,000	4.125		07/25/28	563,654
(3M U.S. T-Bill MMY + 1.413%)
1,150,000	3.520	(a)	10/27/28	1,071,618
(3M U.S. T-Bill MMY + 1.600%)
200,000	3.980	(a)	03/20/30	185,683
(SOFR + 1.422%)
800,000	2.976	(a)	11/05/30	694,146
(SOFR + 2.107%)
1,000,000	2.572	(a)	06/03/31	836,443
(SOFR + 1.167%)
800,000	2.561	(a)	05/01/32	659,600
544,000	6.625		06/15/32	574,439
(SOFR + 1.939%)
600,000	3.785	(a)	03/17/33	534,065
(SOFR + 2.086%)
500,000	4.910	(a)	05/24/33	484,843
(SOFR + 2.338%)
1,000,000	6.270	(a)	11/17/33	1,070,930
(3M U.S. T-Bill MMY + 1.430%)
300,000	3.878	(a)	01/24/39	251,706
540,000	5.300		05/06/44	495,264
500,000	4.750		05/18/46	423,169

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Banks – (continued)
Citizens Bank NA(a)
(SOFR + 2.000%)
$300,000	4.575%		08/09/28	$ 273,736
Discover Financial Services
100,000	6.700		11/29/32	103,783
Fifth Third Bancorp
506,000	2.550		05/05/27	442,286
(SOFRINDX + 2.192%)
100,000	6.361	(a)	10/27/28	100,552
190,000	8.250		03/01/38	213,150
Fifth Third Bank NA
560,000	3.850		03/15/26	508,124
Huntington Bancshares, Inc.
870,000	2.625		08/06/24	816,451
328,000	2.550		02/04/30	258,098
JPMorgan Chase & Co.
150,000	3.625		05/13/24	147,465
325,000	3.875		09/10/24	318,183
240,000	3.125		01/23/25	232,546
(3M U.S. T-Bill MMY + 1.417%)
204,000	3.220	(a)	03/01/25	200,230
(3M U.S. T-Bill MMY + 0.580%)
250,000	0.969	(a)	06/23/25	237,835
378,000	3.900		07/15/25	371,503
(SOFR + 1.160%)
630,000	2.301	(a)	10/15/25	602,738
(SOFR + 0.915%)
250,000	2.595	(a)	02/24/26	238,302
(3M U.S. T-Bill MMY + 1.585%)
170,000	2.005	(a)	03/13/26	160,115
730,000	3.300		04/01/26	702,378
(SOFR + 1.850%)
840,000	2.083	(a)	04/22/26	790,466
690,000	3.200		06/15/26	658,190
290,000	4.125		12/15/26	283,893
(3M U.S. T-Bill MMY + 1.507%)
300,000	3.960	(a)	01/29/27	288,888
(SOFR + 0.885%)
600,000	1.578	(a)	04/22/27	537,433
293,000	4.250		10/01/27	286,263
184,000	3.625		12/01/27	173,714
(3M U.S. T-Bill MMY + 1.599%)
213,000	3.782	(a)	02/01/28	202,772
(3M U.S. T-Bill MMY + 1.642%)
1,064,000	3.540	(a)	05/01/28	1,005,514
(SOFR + 1.890%)
1,002,000	2.182	(a)	06/01/28	893,458

GOLDMAN SACHS ACCESS INVESTMENT GRADE CORPORATE BOND ETF

Schedule of Investments (continued)

May 31, 2023 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Banks – (continued)
JPMorgan Chase & Co. – (continued)
(3M U.S. T-Bill MMY + 0.945%)
$2,142,000	3.509	%(a)	01/23/29	$ 1,995,698
(3M U.S. T-Bill MMY + 1.382%)
518,000	4.005	(a)	04/23/29	490,770
(3M U.S. T-Bill MMY + 1.592%)
450,000	4.452	(a)	12/05/29	435,171
(3M U.S. T-Bill MMY + 1.422%)
114,000	3.702	(a)	05/06/30	105,364
(3M U.S. T-Bill MMY + 1.510%)
692,000	2.739	(a)	10/15/30	599,549
(3M U.S. T-Bill MMY + 3.790%)
400,000	4.493	(a)	03/24/31	385,476
(SOFR + 2.040%)
1,130,000	2.522	(a)	04/22/31	959,037
(3M U.S. T-Bill MMY + 2.515%)
422,000	2.956	(a)	05/13/31	361,657
(3M U.S. T-Bill MMY + 1.105%)
80,000	1.764	(a)	11/19/31	63,046
(SOFR + 1.065%)
1,052,000	1.953	(a)	02/04/32	835,500
(3M U.S. T-Bill MMY + 1.250%)
1,104,000	2.580	(a)	04/22/32	918,690
(SOFR + 1.180%)
1,067,000	2.545	(a)	11/08/32	873,938
(SOFR + 1.260%)
600,000	2.963	(a)	01/25/33	509,884
513,000	6.400		05/15/38	572,056
(3M U.S. T-Bill MMY + 1.622%)
485,000	3.882	(a)	07/24/38	417,964
147,000	5.500		10/15/40	148,385
(3M U.S. T-Bill MMY + 2.460%)
80,000	3.109	(a)	04/22/41	60,043
126,000	5.600		07/15/41	130,852
328,000	5.400		01/06/42	328,489
(SOFR + 1.460%)
100,000	3.157	(a)	04/22/42	74,510
10,000	5.625		08/16/43	10,069
423,000	4.850		02/01/44	399,780
614,000	4.950		06/01/45	569,986
(3M U.S. T-Bill MMY + 1.842%)
471,000	4.260	(a)	02/22/48	403,181
(3M U.S. T-Bill MMY + 1.722%)
268,000	4.032	(a)	07/24/48	218,847
(3M U.S. T-Bill MMY + 1.642%)
622,000	3.964	(a)	11/15/48	501,975

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Banks – (continued)
JPMorgan Chase & Co. – (continued)
(3M U.S. T-Bill MMY + 1.482%)
$140,000	3.897	%(a)	01/23/49	$ 111,586
(SOFR + 2.440%)
368,000	3.109	(a)	04/22/51	255,928
(SOFR + 1.580%)
570,000	3.328	(a)	04/22/52	410,691
KeyBank NA
300,000	4.900		08/08/32	240,363
KeyCorp, MTN
467,000	2.250		04/06/27	386,262
516,000	4.100		04/30/28	451,621
274,000	2.550		10/01/29	208,579
M&T Bank Corp.(a)
(SOFR + 1.850%)
260,000	5.053		01/27/34	240,378
Manufacturers & Traders Trust Co.
340,000	2.900		02/06/25	317,614
Morgan Stanley
(SOFR + 0.525%)
150,000	0.790	(a)	05/30/25	142,374
565,000	5.000		11/24/25	564,143
(SOFR + 0.720%)
500,000	0.985	(a)	12/10/26	447,002
328,000	3.625		01/20/27	314,686
862,000	3.950		04/23/27	819,873
(SOFR + 1.000%)
1,500,000	2.475	(a)	01/21/28	1,360,717
85,000	3.591	(a)	07/22/28	79,092
(SOFR + 2.240%)
300,000	6.296	(a)	10/18/28	311,633
120,000	7.250		04/01/32	138,785
(US 5 Year CMT T-Note + 2.430%)
200,000	5.948	(a)	01/19/38	198,219
(3M USD LIBOR + 1.455%)
68,000	3.971	(a)	07/22/38	58,095
(SOFR + 1.485%)
290,000	3.217	(a)	04/22/42	218,023
758,000	6.375		07/24/42	833,063
528,000	4.300		01/27/45	456,616
690,000	4.375		01/22/47	603,532
Morgan Stanley, Series F
605,000	3.875		04/29/24	596,768
Morgan Stanley, GMTN
125,000	3.700		10/23/24	122,017
427,000	4.000		07/23/25	418,156
538,000	3.875		01/27/26	524,137

GOLDMAN SACHS ACCESS INVESTMENT GRADE CORPORATE BOND ETF

Schedule of Investments (continued)

May 31, 2023 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Banks – (continued)
Morgan Stanley, GMTN – (continued)
$752,000	4.350%		09/08/26	$ 729,271
(3M U.S. T-Bill MMY + 1.628%)
960,000	4.431	(a)	01/23/30	922,343
(SOFR + 1.143%)
1,293,000	2.699	(a)	01/22/31	1,107,667
(SOFR + 1.178%)
350,000	2.239	(a)	07/21/32	280,145
(SOFR + 4.840%)
629,000	5.597	(a)	03/24/51	649,739
Morgan Stanley(a), Series I
(SOFR + 0.745%)
770,000	0.864		10/21/25	714,520
Morgan Stanley, MTN
(SOFR + 1.152%)
850,000	2.720	(a)	07/22/25	820,669
(SOFR + 0.560%)
576,000	1.164	(a)	10/21/25	537,963
(SOFR + 0.940%)
200,000	2.630	(a)	02/18/26	190,133
836,000	3.125		07/27/26	789,365
(SOFR + 3.120%)
380,000	3.622	(a)	04/01/31	344,044
(SOFR + 1.034%)
841,000	1.794	(a)	02/13/32	656,189
(SOFR + 1.020%)
425,000	1.928	(a)	04/28/32	332,584
(SOFR + 1.200%)
1,000,000	2.511	(a)	10/20/32	810,899
(SOFR + 1.430%)
500,000	2.802	(a)	01/25/52	322,092
Northern Trust Corp.
300,000	6.125		11/02/32	315,398
PNC Bank NA
1,150,000	3.100		10/25/27	1,053,576
260,000	2.700		10/22/29	223,601
PNC Financial Services Group, Inc. (The)
408,000	3.900		04/29/24	397,019
502,000	2.600		07/23/26	463,944
290,000	3.150		05/19/27	270,868
(SOFR + 1.620%)
300,000	5.354	(a)	12/02/28	299,606
100,000	3.450		04/23/29	91,209
410,000	2.550		01/22/30	347,243
(SOFR + 0.979%)
500,000	2.307	(a)	04/23/32	406,415

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Banks – (continued)
Santander Holdings USA, Inc.
$1,310,000	3.500%		06/07/24	$ 1,274,048
440,000	3.450		06/02/25	419,539
(SOFR + 1.249%)
444,000	2.490	(a)	01/06/28	389,020
State Street Corp.
40,000	3.550		08/18/25	38,756
160,000	2.650		05/19/26	150,877
100,000	2.200		03/03/31	81,082
Synchrony Financial
770,000	4.250		08/15/24	730,404
392,000	4.500		07/23/25	363,898
724,000	3.950		12/01/27	624,745
Truist Bank
380,000	3.200		04/01/24	372,250
500,000	1.500		03/10/25	461,086
(US 5 Year CMT T-Note + 1.150%)
750,000	2.636	(a)	09/17/29	692,819
550,000	2.250		03/11/30	434,957
Truist Financial Corp., MTN
250,000	2.500		08/01/24	240,222
605,000	2.850		10/26/24	579,883
280,000	3.700		06/05/25	266,411
150,000	1.200		08/05/25	135,266
(SOFR + 0.609%)
550,000	1.267	(a)	03/02/27	489,533
750,000	1.950		06/05/30	594,094
US Bancorp
80,000	2.400		07/30/24	76,901
250,000	1.450		05/12/25	231,357
(US 5 Year CMT T-Note + 0.950%)
300,000	2.491	(a)	11/03/36	221,216
US Bancorp, MTN
290,000	3.600		09/11/24	279,292
286,000	3.100		04/27/26	264,574
(SOFR + 0.730%)
300,000	2.215	(a)	01/27/28	267,793
755,000	3.900		04/26/28	708,682
387,000	3.000		07/30/29	332,220
300,000	1.375		07/22/30	228,118
(SOFR + 1.020%)
950,000	2.677	(a)	01/27/33	765,795
US Bancorp, Series V
100,000	2.375		07/22/26	91,337
US Bancorp, Series X
535,000	3.150		04/27/27	499,435

GOLDMAN SACHS ACCESS INVESTMENT GRADE CORPORATE BOND ETF

Schedule of Investments (continued)

May 31, 2023 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Banks – (continued)
US Bank NA
$550,000	2.050%		01/21/25	$ 520,293
800,000	2.800		01/27/25	763,807
Wells Fargo & Co.
815,000	3.000		04/22/26	771,652
(SOFR + 2.000%)
600,000	2.188	(a)	04/30/26	565,288
1,234,000	3.000		10/23/26	1,152,879
(SOFR + 2.530%)
1,119,000	3.068	(a)	04/30/41	816,692
550,000	5.375		11/02/43	516,358
492,000	3.900		05/01/45	390,417
Wells Fargo & Co., GMTN
250,000	4.300		07/22/27	240,462
404,000	4.900		11/17/45	354,215
Wells Fargo & Co., MTN
50,000	3.300		09/09/24	48,766
460,000	3.000		02/19/25	442,919
272,000	3.550		09/29/25	262,545
(3M U.S. T-Bill MMY + 1.087%)
500,000	2.406	(a)	10/30/25	478,423
(3M U.S. T-Bill MMY + 1.012%)
530,000	2.164	(a)	02/11/26	500,844
(SOFR + 1.320%)
150,000	3.908	(a)	04/25/26	146,029
250,000	4.100		06/03/26	241,016
(SOFR + 1.560%)
200,000	4.540	(a)	08/15/26	196,676
(3M U.S. T-Bill MMY + 1.432%)
320,000	3.196	(a)	06/17/27	300,677
(3M U.S. T-Bill MMY + 1.572%)
168,000	3.584	(a)	05/22/28	157,810
(SOFR + 2.100%)
955,000	2.393	(a)	06/02/28	854,324
775,000	4.150		01/24/29	733,845
(3M U.S. T-Bill MMY + 1.432%)
976,000	2.879	(a)	10/30/30	844,724
(SOFR + 1.262%)
900,000	2.572	(a)	02/11/31	758,309
(SOFR + 4.032%)
200,000	4.478	(a)	04/04/31	190,440
(SOFR + 1.500%)
750,000	3.350	(a)	03/02/33	643,908
(SOFR + 2.100%)
100,000	4.897	(a)	07/25/33	96,740
293,000	4.400		06/14/46	234,915
400,000	4.750		12/07/46	339,347

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Banks – (continued)
Wells Fargo & Co., MTN – (continued)
(3M U.S. T-Bill MMY + 4.502%)
$1,192,000	5.013	%(a)	04/04/51	$ 1,086,372
Wells Fargo Bank NA
400,000	6.600		01/15/38	439,024

				127,389,205

Basic Industry – 0.8%
Air Products and Chemicals, Inc.
300,000	2.700		05/15/40	222,605
CF Industries, Inc.
500,000	5.150		03/15/34	475,338
220,000	4.950		06/01/43	184,250
375,000	5.375		03/15/44	330,509
Dow Chemical Co. (The)
440,000	7.375		11/01/29	490,874
200,000	4.375		11/15/42	167,200
450,000	5.550		11/30/48	432,350
200,000	3.600		11/15/50	145,575
DuPont de Nemours, Inc.
500,000	4.493		11/15/25	494,346
400,000	5.319		11/15/38	395,947
LYB International Finance BV
753,000	4.875		03/15/44	652,300
LYB International Finance III LLC
240,000	4.200		10/15/49	180,036
308,000	4.200		05/01/50	230,741
200,000	3.625		04/01/51	137,232
LyondellBasell Industries NV
200,000	4.625		02/26/55	159,260
Sherwin-Williams Co. (The)
288,000	3.450		06/01/27	273,825
300,000	4.500		06/01/47	255,591

				5,227,979

Broadcasting – 0.1%
Fox Corp.
690,000	4.709		01/25/29	673,263
280,000	5.476		01/25/39	259,945

				933,208

Brokerage – 0.5%
BlackRock, Inc.
70,000	3.500		03/18/24	68,925
200,000	2.400		04/30/30	173,505
200,000	1.900		01/28/31	164,254
150,000	2.100		02/25/32	122,525
CME Group, Inc.
50,000	2.650		03/15/32	42,898

GOLDMAN SACHS ACCESS INVESTMENT GRADE CORPORATE BOND ETF

Schedule of Investments (continued)

May 31, 2023 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Brokerage – (continued)
CME Group, Inc. – (continued)
$100,000	5.300%	09/15/43	$ 103,222
Intercontinental Exchange, Inc.
340,000	2.100	06/15/30	285,475
830,000	1.850	09/15/32	645,099
360,000	4.600	03/15/33	351,774
566,000	3.000	06/15/50	387,277
392,000	4.950	06/15/52	372,763
416,000	3.000	09/15/60	264,062
Jefferies Financial Group, Inc.
125,000	4.150	01/23/30	113,077

			3,094,856

Capital Goods – 1.2%
3M Co.
500,000	2.375	08/26/29	434,067
Carrier Global Corp.
40,000	2.493	02/15/27	36,679
565,000	2.722	02/15/30	487,686
307,000	2.700	02/15/31	260,114
438,000	3.377	04/05/40	331,735
250,000	3.577	04/05/50	179,859
Caterpillar, Inc.
155,000	3.400	05/15/24	152,107
40,000	2.600	04/09/30	35,585
80,000	5.200	05/27/41	82,671
88,000	3.803	08/15/42	76,314
246,000	3.250	09/19/49	190,751
Deere & Co.
266,000	3.900	06/09/42	237,686
190,000	3.750	04/15/50	165,404
Emerson Electric Co.
180,000	2.800	12/21/51	118,444
General Electric Co., MTN
135,000	6.750	03/15/32	152,059
Honeywell International, Inc.
112,000	2.300	08/15/24	108,529
763,000	2.500	11/01/26	720,387
80,000	2.700	08/15/29	72,534
290,000	1.750	09/01/31	234,935
300,000	5.000	02/15/33	309,389
Illinois Tool Works, Inc.
321,000	2.650	11/15/26	305,045
290,000	3.900	09/01/42	253,281
Otis Worldwide Corp.
624,000	2.565	02/15/30	540,238

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Capital Goods – (continued)
Parker-Hannifin Corp.
$300,000	3.650%		06/15/24	$ 294,799
Regal Rexnord Corp.
350,000	6.050	(b)	02/15/26	351,422
350,000	6.050	(b)	04/15/28	345,873
100,000	6.300	(b)	02/15/30	99,971
200,000	6.400	(b)	04/15/33	197,571
Republic Services, Inc.
390,000	3.950		05/15/28	375,801
Westinghouse Air Brake Technologies Corp.
326,000	3.450		11/15/26	307,265
340,000	4.950		09/15/28	331,307

				7,789,508

Communications – 3.7%
Charter Communications Operating LLC / Charter Communications Operating Capital
798,000	4.908		07/23/25	784,714
261,000	3.750		02/15/28	239,285
414,000	4.200		03/15/28	388,359
250,000	2.250		01/15/29	207,481
128,000	5.050		03/30/29	122,791
370,000	2.800		04/01/31	296,330
425,000	6.384		10/23/35	412,421
338,000	5.375		04/01/38	286,341
300,000	3.500		06/01/41	197,907
590,000	6.484		10/23/45	534,841
466,000	5.375		05/01/47	369,308
432,000	5.750		04/01/48	358,757
430,000	5.125		07/01/49	329,051
350,000	4.800		03/01/50	257,580
748,000	3.700		04/01/51	459,534
250,000	3.900		06/01/52	157,453
354,000	3.850		04/01/61	209,743
254,000	4.400		12/01/61	166,031
282,000	3.950		06/30/62	169,469
Comcast Corp.
400,000	3.150		02/15/28	376,030
400,000	3.550		05/01/28	380,292
400,000	4.150		10/15/28	390,222
400,000	3.400		04/01/30	370,274
500,000	4.650		02/15/33	496,585
300,000	7.050		03/15/33	348,577
250,000	4.800		05/15/33	249,636
150,000	4.200		08/15/34	140,717
880,000	3.900		03/01/38	765,441
400,000	3.969		11/01/47	327,766

GOLDMAN SACHS ACCESS INVESTMENT GRADE CORPORATE BOND ETF

Schedule of Investments (continued)

May 31, 2023 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Communications – (continued)
Comcast Corp. – (continued)
$300,000	4.000%	03/01/48	$ 246,575
400,000	4.700	10/15/48	368,327
400,000	3.999	11/01/49	326,253
400,000	3.450	02/01/50	296,727
400,000	2.800	01/15/51	262,255
450,000	2.887	11/01/51	297,072
400,000	2.450	08/15/52	240,605
750,000	5.350	05/15/53	749,063
400,000	2.937	11/01/56	256,148
400,000	4.950	10/15/58	375,251
560,000	2.650	08/15/62	327,011
400,000	2.987	11/01/63	247,387
Netflix, Inc.
400,000	5.875	02/15/25	405,000
325,000	4.375	11/15/26	320,531
690,000	5.875	11/15/28	716,738
227,000	6.375	05/15/29	240,756
Omnicom Group, Inc.
125,000	2.600	08/01/31	104,363
Omnicom Group, Inc. / Omnicom Capital, Inc.
362,000	3.650	11/01/24	353,280
850,000	3.600	04/15/26	821,397
S&P Global, Inc.
300,000	2.900	03/01/32	261,130
Time Warner Cable Enterprises LLC
216,000	8.375	07/15/33	239,834
Time Warner Cable LLC
70,000	6.550	05/01/37	66,828
304,000	7.300	07/01/38	309,732
322,000	6.750	06/15/39	304,970
180,000	5.875	11/15/40	155,895
431,000	5.500	09/01/41	356,683
TWDC Enterprises 18 Corp., GMTN
290,000	4.125	06/01/44	250,961
TWDC Enterprises 18 Corp., MTN
705,000	1.850	07/30/26	650,526
202,000	2.950	06/15/27	191,039
Walt Disney Co. (The)
632,000	1.750	08/30/24	606,678
400,000	3.350	03/24/25	390,455
202,000	2.200	01/13/28	183,744
330,000	2.000	09/01/29	283,134
498,000	3.800	03/22/30	472,161
1,180,000	2.650	01/13/31	1,027,312
75,000	6.400	12/15/35	84,209
100,000	6.650	11/15/37	114,524

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Communications – (continued)
Walt Disney Co. (The) – (continued)
$250,000	4.625%	03/23/40	$ 236,093
1,100,000	2.750	09/01/49	733,182
270,000	4.700	03/23/50	251,631
383,000	3.800	05/13/60	299,465

			24,217,861

Consumer Cyclical – 6.3%
Amazon.com, Inc.
250,000	2.730	04/13/24	245,207
732,000	0.450	05/12/24	699,237
212,000	2.800	08/22/24	206,657
379,000	3.800	12/05/24	372,832
70,000	0.800	06/03/25	64,936
18,000	5.200	12/03/25	18,203
200,000	1.200	06/03/27	177,147
780,000	3.150	08/22/27	745,418
575,000	1.500	06/03/30	473,781
600,000	3.600	04/13/32	562,731
420,000	4.800	12/05/34	429,097
715,000	3.875	08/22/37	656,328
400,000	2.875	05/12/41	305,133
284,000	4.950	12/05/44	287,198
731,000	4.050	08/22/47	646,380
444,000	2.500	06/03/50	289,293
1,086,000	3.100	05/12/51	794,818
482,000	4.250	08/22/57	428,430
400,000	2.700	06/03/60	254,675
400,000	3.250	05/12/61	283,594
500,000	4.100	04/13/62	423,128
American Honda Finance Corp., MTN
430,000	2.150	09/10/24	413,889
40,000	1.200	07/08/25	37,046
Aptiv PLC
300,000	3.100	12/01/51	180,000
Aptiv PLC / Aptiv Corp.
216,000	4.150	05/01/52	159,311
Booking Holdings, Inc.
150,000	4.625	04/13/30	148,670
Costco Wholesale Corp.
232,000	3.000	05/18/27	221,987
200,000	1.375	06/20/27	178,739
100,000	1.600	04/20/30	83,756
876,000	1.750	04/20/32	709,818
Dollar Tree, Inc.
236,000	4.200	05/15/28	227,092

GOLDMAN SACHS ACCESS INVESTMENT GRADE CORPORATE BOND ETF

Schedule of Investments (continued)

May 31, 2023 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Consumer Cyclical – (continued)
eBay, Inc.
$250,000	1.900%	03/11/25	$ 236,097
Expedia Group, Inc.
300,000	3.250	02/15/30	259,579
General Motors Co.
500,000	6.125	10/01/25	507,508
500,000	5.600	10/15/32	482,590
300,000	6.600	04/01/36	304,391
300,000	5.150	04/01/38	266,081
404,000	6.750	04/01/46	401,981
200,000	5.400	04/01/48	168,281
550,000	5.950	04/01/49	501,404
General Motors Financial Co., Inc.
200,000	5.250	03/01/26	198,941
400,000	2.350	02/26/27	358,035
100,000	5.000	04/09/27	98,159
600,000	2.700	08/20/27	535,006
200,000	6.000	01/09/28	203,016
650,000	2.350	01/08/31	507,469
250,000	2.700	06/10/31	197,919
Global Payments, Inc.
500,000	2.900	11/15/31	408,131
Home Depot, Inc. (The)
220,000	3.350	09/15/25	213,725
800,000	4.000	09/15/25	790,698
556,000	3.000	04/01/26	535,408
244,000	3.900	12/06/28	237,952
390,000	2.950	06/15/29	358,192
400,000	1.375	03/15/31	316,681
400,000	1.875	09/15/31	326,535
680,000	5.875	12/16/36	746,459
460,000	3.300	04/15/40	369,691
500,000	4.200	04/01/43	439,634
150,000	4.875	02/15/44	143,877
130,000	4.400	03/15/45	116,524
300,000	4.250	04/01/46	262,429
300,000	4.500	12/06/48	273,016
300,000	3.125	12/15/49	213,695
300,000	3.350	04/15/50	223,743
406,000	2.375	03/15/51	245,549
300,000	3.500	09/15/56	226,168
Las Vegas Sands Corp.
116,000	3.200	08/08/24	111,909
190,000	3.500	08/18/26	176,239
320,000	3.900	08/08/29	283,958
Marriott International, Inc., Series FF
236,000	4.625	06/15/30	226,568

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Consumer Cyclical – (continued)
Marriott International, Inc., Series GG
$300,000	3.500%	10/15/32	$ 259,081
Marriott International, Inc., Series R
200,000	3.125	06/15/26	188,722
Mastercard, Inc.
90,000	2.000	03/03/25	86,063
143,000	2.950	11/21/26	136,644
144,000	3.300	03/26/27	138,743
132,000	2.950	06/01/29	122,078
508,000	3.350	03/26/30	476,959
162,000	3.650	06/01/49	134,071
400,000	3.850	03/26/50	341,808
McDonald’s Corp., MTN
370,000	3.700	01/30/26	361,262
304,000	3.500	03/01/27	292,853
350,000	3.800	04/01/28	339,487
100,000	2.625	09/01/29	89,415
282,000	2.125	03/01/30	241,643
150,000	3.600	07/01/30	140,500
941,000	4.700	12/09/35	916,929
150,000	4.875	12/09/45	140,501
500,000	4.450	03/01/47	441,900
296,000	4.450	09/01/48	261,890
122,000	4.200	04/01/50	102,909
NIKE, Inc.
80,000	2.400	03/27/25	76,982
115,000	2.375	11/01/26	107,954
290,000	2.750	03/27/27	274,280
204,000	2.850	03/27/30	186,042
250,000	3.250	03/27/40	204,265
140,000	3.875	11/01/45	121,474
340,000	3.375	03/27/50	270,949
Starbucks Corp.
2,012,000	3.800	08/15/25	1,970,348
100,000	4.000	11/15/28	97,072
300,000	3.000	02/14/32	263,344
358,000	4.450	08/15/49	311,682
290,000	3.500	11/15/50	216,617
Toyota Motor Credit Corp., MTN
20,000	1.800	02/13/25	19,022
500,000	3.000	04/01/25	483,260
1,428,000	1.900	01/13/27	1,299,264
200,000	3.050	03/22/27	189,319
535,000	2.150	02/13/30	461,249
487,000	3.375	04/01/30	450,508
Visa, Inc.
473,000	3.150	12/14/25	458,091

GOLDMAN SACHS ACCESS INVESTMENT GRADE CORPORATE BOND ETF

Schedule of Investments (continued)

May 31, 2023 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Consumer Cyclical – (continued)
Visa, Inc. – (continued)
$100,000	1.900%	04/15/27	$ 92,238
55,000	2.750	09/15/27	51,881
201,000	2.050	04/15/30	173,959
980,000	4.150	12/14/35	945,551
300,000	2.700	04/15/40	231,038
729,000	4.300	12/14/45	674,639
40,000	3.650	09/15/47	34,018
200,000	2.000	08/15/50	122,506
Walmart, Inc.
150,000	2.850	07/08/24	146,662
466,000	3.700	06/26/28	457,274
300,000	1.500	09/22/28	261,871
220,000	1.800	09/22/31	183,477
455,000	5.250	09/01/35	489,322
330,000	6.500	08/15/37	390,948
465,000	4.050	06/29/48	421,884
400,000	2.650	09/22/51	279,757
1,000,000	4.500	09/09/52	957,975

			41,787,949

Consumer Noncyclical – 8.7%
Abbott Laboratories
763,000	2.950	03/15/25	742,233
68,000	3.750	11/30/26	67,000
538,000	4.750	11/30/36	543,599
540,000	4.900	11/30/46	541,799
AbbVie, Inc.
100,000	2.600	11/21/24	96,388
1,452,000	3.800	03/15/25	1,421,056
2,482,000	3.600	05/14/25	2,416,408
291,000	3.200	05/14/26	279,650
250,000	4.250	11/14/28	244,923
625,000	3.200	11/21/29	566,586
425,000	4.550	03/15/35	404,887
1,006,000	4.050	11/21/39	865,850
300,000	4.850	06/15/44	276,319
379,000	4.750	03/15/45	343,517
500,000	4.700	05/14/45	450,462
304,000	4.450	05/14/46	262,830
320,000	4.875	11/14/48	296,792
950,000	4.250	11/21/49	807,817
Altria Group, Inc.
800,000	2.350	05/06/25	758,325
780,000	4.800	02/14/29	763,267
370,000	2.450	02/04/32	289,716
100,000	5.800	02/14/39	96,589

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Consumer Noncyclical – (continued)
Altria Group, Inc. – (continued)
$270,000	3.400%	02/04/41	$ 185,343
220,000	4.250	08/09/42	169,702
310,000	5.375	01/31/44	287,590
348,000	3.875	09/16/46	241,510
360,000	5.950	02/14/49	334,231
70,000	3.700	02/04/51	45,305
150,000	4.000	02/04/61	102,522
Amgen, Inc.
300,000	3.125	05/01/25	289,495
500,000	2.200	02/21/27	459,984
800,000	5.150	03/02/28	808,017
400,000	1.650	08/15/28	345,279
500,000	2.000	01/15/32	396,085
460,000	4.200	03/01/33	433,105
300,000	3.150	02/21/40	225,596
610,000	4.563	06/15/48	529,081
712,000	3.375	02/21/50	507,295
900,000	4.663	06/15/51	794,758
334,000	2.770	09/01/53	203,858
1,280,000	4.400	02/22/62	1,029,691
360,000	5.750	03/02/63	359,369
Biogen, Inc.
372,000	5.200	09/15/45	363,446
Bristol-Myers Squibb Co.
1,922,000	0.750	11/13/25	1,758,076
430,000	4.550	02/20/48	395,784
714,000	4.250	10/26/49	623,617
600,000	2.550	11/13/50	382,884
750,000	3.700	03/15/52	600,987
400,000	3.900	03/15/62	314,367
Centene Corp.
860,000	4.250	12/15/27	812,511
400,000	2.450	07/15/28	343,000
904,000	4.625	12/15/29	840,720
550,000	3.000	10/15/30	460,625
546,000	2.500	03/01/31	437,145
Elevance Health, Inc.
400,000	6.100	10/15/52	431,519
Eli Lilly & Co.
190,000	3.950	03/15/49	167,814
300,000	2.250	05/15/50	191,521
292,000	2.500	09/15/60	180,369
Gilead Sciences, Inc.
292,000	3.700	04/01/24	287,485
500,000	2.950	03/01/27	471,064
476,000	4.000	09/01/36	431,981

GOLDMAN SACHS ACCESS INVESTMENT GRADE CORPORATE BOND ETF

Schedule of Investments (continued)

May 31, 2023 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Consumer Noncyclical – (continued)
Gilead Sciences, Inc. – (continued)
$300,000	4.800%	04/01/44	$ 282,657
300,000	4.750	03/01/46	279,977
528,000	4.150	03/01/47	452,874
500,000	2.800	10/01/50	334,079
Johnson & Johnson
110,200	2.625	01/15/25	106,966
100,000	0.550	09/01/25	92,085
98,000	2.450	03/01/26	93,493
83,000	2.950	03/03/27	79,798
212,000	0.950	09/01/27	186,494
250,000	2.900	01/15/28	238,066
50,000	1.300	09/01/30	41,398
190,000	4.375	12/05/33	192,887
995,000	3.550	03/01/36	905,144
872,000	3.625	03/03/37	792,765
250,000	5.950	08/15/37	287,634
245,000	3.400	01/15/38	216,586
46,000	2.100	09/01/40	32,138
208,000	3.700	03/01/46	180,330
218,000	3.750	03/03/47	190,423
125,000	2.450	09/01/60	78,475
Kroger Co. (The)
500,000	3.950	01/15/50	397,953
Medtronic, Inc.
580,000	4.375	03/15/35	564,212
385,000	4.625	03/15/45	368,447
Merck & Co., Inc.
950,000	2.900	03/07/24	932,218
528,000	2.750	02/10/25	512,382
102,000	0.750	02/24/26	92,733
240,000	3.400	03/07/29	228,321
500,000	2.150	12/10/31	418,220
100,000	3.900	03/07/39	88,817
250,000	4.150	05/18/43	225,806
540,000	3.700	02/10/45	456,155
300,000	4.000	03/07/49	262,015
846,000	2.450	06/24/50	548,453
Mylan, Inc.
195,000	4.550	04/15/28	184,648
254,000	5.200	04/15/48	191,751
Pfizer Investment Enterprises Pte Ltd.
1,000,000	4.650	05/19/25	996,396
1,000,000	4.450	05/19/28	998,906
1,000,000	4.750	05/19/33	1,006,454
1,000,000	5.110	05/19/43	996,079
1,000,000	5.300	05/19/53	1,030,423

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Consumer Noncyclical – (continued)
Pfizer Investment Enterprises Pte Ltd. – (continued)
$380,000	5.340%	05/19/63	$ 381,206
Pfizer, Inc.
200,000	2.950	03/15/24	196,565
50,000	3.400	05/15/24	49,102
92,000	0.800	05/28/25	85,384
276,000	3.450	03/15/29	263,068
618,000	2.625	04/01/30	550,550
400,000	3.900	03/15/39	353,022
425,000	7.200	03/15/39	529,085
260,000	2.550	05/28/40	188,556
100,000	4.300	06/15/43	91,013
110,000	4.400	05/15/44	103,471
300,000	4.125	12/15/46	264,134
352,000	4.200	09/15/48	316,366
100,000	4.000	03/15/49	86,847
525,000	2.700	05/28/50	364,595
Philip Morris International, Inc.
50,000	3.250	11/10/24	48,698
1,190,000	3.375	08/11/25	1,151,390
500,000	5.000	11/17/25	500,176
394,000	2.750	02/25/26	372,174
500,000	5.625	11/17/29	511,976
100,000	5.125	02/15/30	99,058
200,000	2.100	05/01/30	164,826
300,000	5.375	02/15/33	297,257
274,000	6.375	05/16/38	293,298
200,000	4.375	11/15/41	167,917
110,000	3.875	08/21/42	85,329
241,000	4.125	03/04/43	190,889
150,000	4.875	11/15/43	131,241
145,000	4.250	11/10/44	116,613
Regeneron Pharmaceuticals, Inc.
346,000	2.800	09/15/50	222,078
Stryker Corp.
220,000	4.625	03/15/46	198,146
Utah Acquisition Sub, Inc.
565,000	3.950	06/15/26	537,937
200,000	5.250	06/15/46	152,750
Viatris, Inc.
423,000	4.000	06/22/50	271,599
Walgreens Boots Alliance, Inc.
574,000	3.800	11/18/24	560,823
450,000	3.450	06/01/26	427,261
106,000	4.800	11/18/44	88,322
50,000	4.100	04/15/50	36,431

GOLDMAN SACHS ACCESS INVESTMENT GRADE CORPORATE BOND ETF

Schedule of Investments (continued)

May 31, 2023 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Consumer Noncyclical – (continued)
Wyeth LLC
$388,000	6.500%	02/01/34	$ 439,293
300,000	5.950	04/01/37	330,627
Zoetis, Inc.
158,000	3.000	09/12/27	148,666
410,000	4.700	02/01/43	374,685

			57,085,826

Consumer Products – 0.4%
Haleon US Capital LLC
300,000	3.625	03/24/32	269,336
400,000	4.000	03/24/52	324,554
Procter & Gamble Co. (The)
80,000	0.550	10/29/25	73,049
50,000	2.450	11/03/26	47,054
214,000	1.900	02/01/27	197,947
250,000	2.850	08/11/27	237,508
680,000	3.000	03/25/30	633,685
500,000	1.200	10/29/30	405,995
300,000	1.950	04/23/31	256,257
110,000	2.300	02/01/32	96,539

			2,541,924

Electric – 2.8%
American Electric Power Co., Inc.(a)
(US 5 Year CMT T-Note + 2.675%)
270,000	3.875	02/15/62	216,000
Consolidated Edison Co. of New York, Inc.
250,000	4.625	12/01/54	214,095
134,000	3.600	06/15/61	95,872
Consolidated Edison Co. of New York, Inc., Series 20B
400,000	3.950	04/01/50	322,345
Duke Energy Carolinas LLC
345,000	3.200	08/15/49	245,935
Duke Energy Corp.
372,000	3.750	04/15/24	366,323
390,000	2.650	09/01/26	361,815
480,000	2.450	06/01/30	401,435
504,000	3.750	09/01/46	375,799
350,000	3.500	06/15/51	248,055
Duke Energy Florida LLC
300,000	6.400	06/15/38	333,312
Entergy Louisiana LLC
250,000	0.950	10/01/24	236,251
1,030,000	4.000	03/15/33	946,347
242,000	4.200	09/01/48	202,768
Exelon Corp.
92,000	4.050	04/15/30	86,466

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Electric – (continued)
Exelon Corp. – (continued)
$288,000	4.700%		04/15/50	$ 250,347
Florida Power & Light Co.
200,000	5.050		04/01/28	204,463
250,000	3.950		03/01/48	208,569
342,000	3.150		10/01/49	246,985
Georgia Power Co.
1,000,000	4.950		05/17/33	988,483
100,000	5.125		05/15/52	95,282
Georgia Power Co., Series A
436,000	3.250		03/15/51	302,814
NextEra Energy Capital Holdings, Inc.
1,050,000	6.051		03/01/25	1,062,557
1,060,000	2.250		06/01/30	882,518
500,000	2.440		01/15/32	405,773
NiSource, Inc.
100,000	0.950		08/15/25	91,142
192,000	3.600		05/01/30	173,635
926,000	1.700		02/15/31	727,181
264,000	4.375		05/15/47	222,449
276,000	3.950		03/30/48	217,316
Pacific Gas and Electric Co.
50,000	3.450		07/01/25	47,568
421,000	2.100		08/01/27	363,185
650,000	3.300		12/01/27	579,669
70,000	3.750		07/01/28	63,495
600,000	4.550		07/01/30	544,181
352,000	3.300		08/01/40	235,453
340,000	3.950		12/01/47	228,103
300,000	4.950		07/01/50	233,860
400,000	3.500		08/01/50	248,261
100,000	6.750		01/15/53	98,027
PacifiCorp
1,000,000	5.500		05/15/54	1,013,329
Sempra Energy
548,000	3.250		06/15/27	511,375
250,000	3.400		02/01/28	232,127
300,000	6.000		10/15/39	306,215
240,000	4.000		02/01/48	186,809
(US 5 Year CMT T-Note + 2.868%)
640,000	4.125	(a)	04/01/52	520,000
Southern California Edison Co.
437,000	4.000		04/01/47	343,893
318,000	3.650		02/01/50	235,947
Southern California Edison Co., Series 20A
220,000	2.950		02/01/51	142,110

GOLDMAN SACHS ACCESS INVESTMENT GRADE CORPORATE BOND ETF

Schedule of Investments (continued)

May 31, 2023 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Electric – (continued)
Southern California Edison Co., Series C
$200,000	4.125%	03/01/48	$ 160,747
Southern Co. (The)
856,000	3.250	07/01/26	811,931
430,000	4.400	07/01/46	358,327
Southern Co. (The)(a), Series B
(US 5 Year CMT T-Note + 3.733%)
300,000	4.000	01/15/51	278,794
Virginia Electric and Power Co.
492,000	2.450	12/15/50	290,486

			18,766,224

Energy – 6.6%
Baker Hughes Holdings LLC
50,000	5.125	09/15/40	47,462
Baker Hughes Holdings LLC / Baker Hughes Co.-Obligor, Inc.
240,000	3.337	12/15/27	224,051
300,000	4.080	12/15/47	236,532
BP Capital Markets America, Inc.
150,000	3.119	05/04/26	143,957
1,842,000	3.017	01/16/27	1,749,015
230,000	1.749	08/10/30	189,248
700,000	2.721	01/12/32	598,094
548,000	2.772	11/10/50	355,884
578,000	2.939	06/04/51	388,705
Cheniere Corpus Christi Holdings LLC
617,000	5.875	03/31/25	617,771
1,196,000	5.125	06/30/27	1,185,535
Cheniere Energy Partners LP
400,000	4.500	10/01/29	367,000
400,000	4.000	03/01/31	353,500
400,000	3.250	01/31/32	328,820
Chevron Corp.
150,000	2.895	03/03/24	147,727
200,000	1.554	05/11/25	188,653
110,000	3.326	11/17/25	107,628
255,000	1.995	05/11/27	233,411
590,000	2.236	05/11/30	516,302
352,000	3.078	05/11/50	258,745
Chevron USA, Inc.
174,000	0.687	08/12/25	160,069
ConocoPhillips
410,000	6.500	02/01/39	467,154
ConocoPhillips Co.
100,000	6.950	04/15/29	111,612
100,000	3.758	03/15/42	82,845
300,000	4.300	11/15/44	263,285

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Energy – (continued)
ConocoPhillips Co. – (continued)
$150,000	4.025%	03/15/62	$ 119,875
Devon Energy Corp.
170,000	5.600	07/15/41	158,294
355,000	4.750	05/15/42	297,821
100,000	5.000	06/15/45	86,237
Diamondback Energy, Inc.
515,000	3.250	12/01/26	490,538
92,000	3.500	12/01/29	82,962
896,000	6.250	03/15/33	933,038
Energy Transfer LP
200,000	4.500	04/15/24	197,454
608,000	4.050	03/15/25	593,683
668,000	2.900	05/15/25	635,573
200,000	4.750	01/15/26	197,195
200,000	5.500	06/01/27	200,864
100,000	4.000	10/01/27	94,728
230,000	4.950	06/15/28	225,351
151,000	5.250	04/15/29	149,324
100,000	3.750	05/15/30	90,344
100,000	6.500	02/01/42	99,726
201,000	5.300	04/15/47	170,166
283,000	5.400	10/01/47	243,437
277,000	6.000	06/15/48	254,497
431,000	6.250	04/15/49	410,191
480,000	5.000	05/15/50	392,368
Enterprise Products Operating LLC
207,000	3.750	02/15/25	203,059
326,000	3.125	07/31/29	294,328
150,000	2.800	01/31/30	132,051
150,000	5.950	02/01/41	153,619
207,000	4.850	08/15/42	187,674
220,000	4.450	02/15/43	189,774
268,000	4.850	03/15/44	241,709
176,000	5.100	02/15/45	163,599
220,000	4.900	05/15/46	198,578
414,000	4.800	02/01/49	371,080
368,000	4.200	01/31/50	299,178
775,000	3.950	01/31/60	577,559
Enterprise Products Operating LLC(a), Series E
(3M USD LIBOR + 3.033%)
164,000	5.250	08/16/77	143,632
EOG Resources, Inc.
916,000	4.150	01/15/26	904,933
216,000	4.375	04/15/30	212,966
236,000	4.950	04/15/50	229,214

GOLDMAN SACHS ACCESS INVESTMENT GRADE CORPORATE BOND ETF

Schedule of Investments (continued)

May 31, 2023 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Energy – (continued)
EQT Corp.
$400,000	6.125%		02/01/25	$ 400,460
200,000	3.900		10/01/27	186,250
Exxon Mobil Corp.
302,000	2.019		08/16/24	291,954
742,000	2.992		03/19/25	719,499
310,000	3.043		03/01/26	299,145
130,000	2.275		08/16/26	121,998
100,000	3.294		03/19/27	97,146
476,000	3.482		03/19/30	448,673
100,000	4.227		03/19/40	91,474
430,000	3.567		03/06/45	348,231
100,000	4.114		03/01/46	86,763
408,000	3.095		08/16/49	294,542
628,000	4.327		03/19/50	558,342
260,000	3.452		04/15/51	199,490
Halliburton Co.
368,000	2.920		03/01/30	324,948
493,000	4.850		11/15/35	466,527
500,000	7.450		09/15/39	569,924
200,000	5.000		11/15/45	177,327
Hess Corp.
290,000	4.300		04/01/27	281,145
148,000	6.000		01/15/40	146,149
373,000	5.600		02/15/41	350,202
Kinder Morgan Energy Partners LP
388,000	5.500		03/01/44	348,247
Kinder Morgan, Inc.
396,000	5.550		06/01/45	357,139
402,000	5.050		02/15/46	338,912
100,000	3.600		02/15/51	67,476
Kinder Morgan, Inc., GMTN
1,000,000	7.750		01/15/32	1,134,066
Marathon Petroleum Corp.
250,000	3.625		09/15/24	243,960
200,000	4.750		09/15/44	165,469
MPLX LP
136,000	4.125		03/01/27	132,199
100,000	4.800		02/15/29	97,624
914,000	2.650		08/15/30	768,081
350,000	4.500		04/15/38	300,708
310,000	5.200		03/01/47	268,022
520,000	5.500		02/15/49	463,265
Occidental Petroleum Corp.
1,600,000	0.000	(c)	10/10/36	842,747
350,000	6.600		03/15/46	358,049

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Energy – (continued)
ONEOK, Inc.
$200,000	4.550%	07/15/28	$ 192,204
378,000	3.100	03/15/30	325,637
680,000	6.100	11/15/32	689,218
100,000	5.200	07/15/48	83,537
Phillips 66
100,000	3.900	03/15/28	96,166
390,000	4.650	11/15/34	366,155
150,000	5.875	05/01/42	153,849
450,000	4.875	11/15/44	406,975
Plains All American Pipeline LP / PAA Finance Corp.
750,000	3.600	11/01/24	728,229
766,000	4.650	10/15/25	752,225
240,000	4.500	12/15/26	232,177
339,000	3.550	12/15/29	299,608
Sabine Pass Liquefaction LLC
600,000	5.750	05/15/24	598,875
500,000	5.625	03/01/25	499,862
1,252,000	5.875	06/30/26	1,269,622
430,000	5.000	03/15/27	426,087
108,000	4.200	03/15/28	102,870
Spectra Energy Partners LP
330,000	4.750	03/15/24	326,837
Targa Resources Corp.
400,000	4.950	04/15/52	317,929
Transcontinental Gas Pipe Line Co. LLC
144,000	7.850	02/01/26	152,736
Valero Energy Corp.
820,000	6.625	06/15/37	879,246
Western Midstream Operating LP
470,000	5.500	02/01/50	377,175
Williams Cos., Inc. (The)
280,000	4.000	09/15/25	271,892
318,000	3.750	06/15/27	303,261
384,000	3.500	11/15/30	343,907
432,000	6.300	04/15/40	448,092
200,000	5.100	09/15/45	176,415
240,000	4.850	03/01/48	204,095

			43,320,658

Financial Company – 0.9%
Air Lease Corp.
80,000	1.875	08/15/26	70,600
550,000	3.125	12/01/30	455,418
Air Lease Corp., MTN
1,170,000	2.875	01/15/26	1,089,030

GOLDMAN SACHS ACCESS INVESTMENT GRADE CORPORATE BOND ETF

Schedule of Investments (continued)

May 31, 2023 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Financial Company – (continued)
Ally Financial, Inc.
$770,000	3.875%	05/21/24	$ 745,207
100,000	5.750	11/20/25	97,189
469,000	8.000	11/01/31	489,586
Ares Capital Corp.
475,000	2.150	07/15/26	413,250
300,000	2.875	06/15/28	249,686
Blackstone Private Credit Fund
49,000	2.625	12/15/26	41,726
500,000	3.250	03/15/27	428,903
GE Capital International Funding Co. Unlimited
1,772,000	4.418	11/15/35	1,683,319

			5,763,914

Food and Beverage – 2.2%
Coca-Cola Co. (The)
50,000	3.375	03/25/27	48,687
250,000	1.450	06/01/27	226,419
240,000	1.000	03/15/28	207,534
102,000	2.125	09/06/29	89,919
852,000	3.450	03/25/30	808,684
226,000	1.650	06/01/30	189,432
300,000	2.000	03/05/31	253,331
500,000	1.375	03/15/31	402,164
360,000	2.500	06/01/40	269,009
110,000	2.875	05/05/41	85,601
430,000	2.600	06/01/50	297,541
100,000	3.000	03/05/51	74,862
250,000	2.500	03/15/51	168,244
220,000	2.750	06/01/60	149,718
Hormel Foods Corp.
300,000	1.800	06/11/30	251,103
Keurig Dr Pepper, Inc.
220,000	0.750	03/15/24	211,804
1,019,000	3.200	05/01/30	921,091
100,000	3.800	05/01/50	76,930
560,000	4.500	04/15/52	482,068
Kraft Heinz Foods Co.
565,000	3.000	06/01/26	537,112
250,000	6.875	01/26/39	279,773
507,000	5.000	06/04/42	472,868
552,000	4.375	06/01/46	464,244
410,000	4.875	10/01/49	371,349
Molson Coors Beverage Co.
880,000	3.000	07/15/26	829,597
190,000	5.000	05/01/42	176,196
370,000	4.200	07/15/46	298,213

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Food and Beverage – (continued)
Mondelez International, Inc.
$435,000	2.750%	04/13/30	$ 383,380
490,000	2.625	09/04/50	314,171
PepsiCo, Inc.
599,000	3.600	03/01/24	593,193
456,000	2.250	03/19/25	437,170
112,000	2.750	04/30/25	108,269
160,000	2.850	02/24/26	153,931
166,000	2.375	10/06/26	155,585
68,000	3.000	10/15/27	64,787
96,000	2.625	07/29/29	87,086
210,000	2.750	03/19/30	189,722
210,000	1.625	05/01/30	175,346
100,000	1.400	02/25/31	81,156
400,000	1.950	10/21/31	334,043
290,000	2.625	10/21/41	216,962
300,000	4.450	04/14/46	287,851
280,000	3.450	10/06/46	227,825
200,000	2.875	10/15/49	147,132
130,000	3.625	03/19/50	109,093
Sysco Corp.
604,000	3.300	07/15/26	577,465
547,000	3.250	07/15/27	515,926
329,000	5.950	04/01/30	347,239
270,000	6.600	04/01/50	300,884

			14,451,709

Hardware – 0.2%
Micron Technology, Inc.
543,000	4.185	02/15/27	523,316
470,000	4.663	02/15/30	444,738
728,000	2.703	04/15/32	575,868

			1,543,922

Healthcare – 4.9%
Aetna, Inc.
450,000	3.500	11/15/24	437,905
140,000	6.625	06/15/36	153,513
348,000	3.875	08/15/47	268,181
Cigna Group (The)
2,482,000	4.125	11/15/25	2,433,874
800,000	4.375	10/15/28	779,090
500,000	2.400	03/15/30	426,668
300,000	4.800	08/15/38	281,735
130,000	4.800	07/15/46	116,641
674,000	4.900	12/15/48	614,887
290,000	3.400	03/15/50	207,228
472,000	3.400	03/15/51	337,376

GOLDMAN SACHS ACCESS INVESTMENT GRADE CORPORATE BOND ETF

Schedule of Investments (continued)

May 31, 2023 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Healthcare – (continued)
CVS Health Corp.
$850,000	2.625%		08/15/24	$ 823,685
1,154,000	4.100		03/25/25	1,141,191
556,000	3.875		07/20/25	544,906
100,000	2.875		06/01/26	94,799
368,000	3.000		08/15/26	347,000
488,000	3.625		04/01/27	466,772
750,000	1.300		08/21/27	647,596
825,000	4.300		03/25/28	804,639
523,000	3.250		08/15/29	472,673
150,000	5.125		02/21/30	149,517
150,000	5.250		02/21/33	150,722
1,116,000	4.780		03/25/38	1,036,344
246,000	4.125		04/01/40	204,689
520,000	2.700		08/21/40	360,609
176,000	5.300		12/05/43	167,919
616,000	5.125		07/20/45	563,470
1,208,000	5.050		03/25/48	1,094,131
50,000	4.250		04/01/50	40,486
Danaher Corp.
340,000	2.800		12/10/51	227,986
Elevance Health, Inc.
506,000	3.500		08/15/24	494,784
50,000	3.350		12/01/24	48,578
552,000	3.650		12/01/27	526,886
300,000	2.550		03/15/31	254,593
84,000	4.625		05/15/42	75,348
309,000	4.650		01/15/43	278,867
174,000	4.650		08/15/44	155,785
340,000	4.375		12/01/47	292,429
318,000	4.550		03/01/48	278,890
300,000	3.125		05/15/50	206,813
HCA, Inc.
476,000	5.000		03/15/24	472,728
820,000	5.250		04/15/25	811,800
528,000	5.250		06/15/26	522,720
308,000	5.375		09/01/26	307,230
555,000	4.500		02/15/27	540,084
300,000	5.625		09/01/28	302,625
404,000	4.125		06/15/29	375,398
500,000	3.500		09/01/30	441,588
100,000	5.125		06/15/39	91,366
315,000	5.500		06/15/47	289,020
410,000	5.250		06/15/49	362,005
220,000	3.500		07/15/51	148,809
415,000	4.625	(b)	03/15/52	334,050

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Healthcare – (continued)
Humana, Inc.
$300,000	3.700%	03/23/29	$ 279,042
1,000,000	5.875	03/01/33	1,051,691
UnitedHealth Group, Inc.
548,000	3.750	07/15/25	537,484
100,000	3.100	03/15/26	96,588
100,000	3.450	01/15/27	96,876
600,000	2.300	05/15/31	512,177
688,000	4.200	05/15/32	663,666
500,000	5.350	02/15/33	522,925
758,000	4.625	07/15/35	743,973
838,000	4.250	03/15/43	751,935
631,000	4.450	12/15/48	565,899
300,000	3.700	08/15/49	238,878
700,000	3.250	05/15/51	513,652
511,000	4.750	05/15/52	478,899
500,000	3.875	08/15/59	395,170
1,500,000	6.050	02/15/63	1,658,475

			32,115,958

Insurance – 1.6%
American International Group, Inc.
386,000	2.500	06/30/25	365,123
50,000	3.900	04/01/26	48,524
204,000	4.800	07/10/45	179,778
301,000	4.750	04/01/48	261,506
100,000	4.375	06/30/50	82,664
American International Group, Inc.(a), Series A-9
(3M USD LIBOR + 2.868%)
338,000	5.750	04/01/48	326,385
Aon Corp.
200,000	2.800	05/15/30	174,584
Aon Corp. / Aon Global Holdings PLC
352,000	3.900	02/28/52	274,507
Berkshire Hathaway Finance Corp.
130,000	1.450	10/15/30	106,114
530,000	2.875	03/15/32	470,817
50,000	2.500	01/15/51	32,050
850,000	3.850	03/15/52	693,633
Berkshire Hathaway, Inc.
100,000	4.500	02/11/43	94,835
Chubb INA Holdings, Inc.
472,000	4.350	11/03/45	422,149
Corebridge Financial, Inc.
444,000	3.650	04/05/27	415,296
250,000	3.900	04/05/32	216,595

GOLDMAN SACHS ACCESS INVESTMENT GRADE CORPORATE BOND ETF

Schedule of Investments (continued)

May 31, 2023 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Insurance – (continued)
Equitable Holdings, Inc.
$426,000	5.000%		04/20/48	$ 361,695
Everest Reinsurance Holdings, Inc.
470,000	3.500		10/15/50	329,562
Marsh & McLennan Cos., Inc.
175,000	4.375		03/15/29	171,188
100,000	2.250		11/15/30	83,425
206,000	4.900		03/15/49	190,824
MetLife, Inc.
270,000	3.600		04/10/24	265,919
150,000	4.550		03/23/30	148,121
400,000	5.700		06/15/35	412,164
556,000	6.400		12/15/36	548,886
304,000	4.125		08/13/42	249,703
250,000	4.875		11/13/43	226,534
200,000	4.600		05/13/46	175,007
Prudential Financial, Inc.
(3M USD LIBOR + 3.031%)
1,162,000	5.375	(a)	05/15/45	1,113,406
(3M USD LIBOR + 2.380%)
228,000	4.500	(a)	09/15/47	206,188
210,000	3.905		12/07/47	162,769
246,000	3.935		12/07/49	192,339
(US 5 Year CMT T-Note + 3.035%)
192,000	3.700	(a)	10/01/50	163,011
Prudential Financial, Inc., MTN
300,000	5.700		12/14/36	314,894
307,000	4.350		02/25/50	257,098
308,000	3.700		03/13/51	231,367
Travelers Cos., Inc. (The)
440,000	3.050		06/08/51	305,781

				10,274,441

Metals and Mining – 0.0%
Newmont Corp.
300,000	2.250		10/01/30	248,379

Mining – 0.1%
Freeport-McMoRan, Inc.
400,000	4.625		08/01/30	377,000
70,000	5.400		11/14/34	67,463
294,000	5.450		03/15/43	268,642

				713,105

Pharmaceuticals – 0.1%
Viatris, Inc.
610,000	3.850		06/22/40	410,039

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
REITs and Real Estate – 0.9%
Boston Properties LP
$726,000	2.550%	04/01/32	$ 535,204
390,000	2.450	10/01/33	273,650
Digital Realty Trust LP
900,000	3.600	07/01/29	784,826
Equinix, Inc.
80,000	2.625	11/18/24	76,591
270,000	3.200	11/18/29	237,519
204,000	2.150	07/15/30	165,317
200,000	2.500	05/15/31	163,266
GLP Capital LP / GLP Financing II, Inc.
594,000	5.375	04/15/26	575,736
236,000	5.300	01/15/29	225,080
150,000	3.250	01/15/32	121,735
Simon Property Group LP
440,000	3.300	01/15/26	420,548
68,000	3.250	11/30/26	63,976
440,000	2.450	09/13/29	373,898
204,000	2.650	07/15/30	173,137
284,000	3.250	09/13/49	187,241
220,000	3.800	07/15/50	160,004
VICI Properties LP
300,000	4.750	02/15/28	285,789
400,000	4.950	02/15/30	373,228
400,000	5.125	05/15/32	372,653
Welltower OP LLC
170,000	3.625	03/15/24	166,755
300,000	4.250	04/15/28	285,852
276,000	3.100	01/15/30	239,463

			6,261,468

Revenue – 0.4%
Ascension Health
200,000	3.945	11/15/46	169,145
Ascension Health, Series B
440,000	2.532	11/15/29	383,109
CommonSpirit Health
1,100,000	2.760	10/01/24	1,064,101
220,000	3.347	10/01/29	196,514
239,000	4.350	11/01/42	203,532
200,000	4.187	10/01/49	160,385
Kaiser Foundation Hospitals
295,000	4.150	05/01/47	257,482
Kaiser Foundation Hospitals, Series 2019
286,000	3.266	11/01/49	212,319
Kaiser Foundation Hospitals, Series 2021
125,000	2.810	06/01/41	91,276

GOLDMAN SACHS ACCESS INVESTMENT GRADE CORPORATE BOND ETF

Schedule of Investments (continued)

May 31, 2023 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Revenue – (continued)
Kaiser Foundation Hospitals, Series 2021 – (continued)
$300,000	3.002%	06/01/51	$ 209,003

			2,946,866

Software – 1.5%
Oracle Corp.
500,000	3.400	07/08/24	489,056
1,500,000	6.150	11/09/29	1,576,743
300,000	2.950	04/01/30	262,731
2,000,000	6.250	11/09/32	2,113,679
600,000	3.900	05/15/35	513,731
490,000	4.000	11/15/47	365,919
2,530,000	6.900	11/09/52	2,767,121
500,000	3.850	04/01/60	338,359
500,000	4.100	03/25/61	360,017
Salesforce, Inc.
500,000	1.950	07/15/31	415,347
700,000	2.900	07/15/51	480,852

			9,683,555

Technology – 7.0%
Activision Blizzard, Inc.
280,000	2.500	09/15/50	176,792
Adobe, Inc.
192,000	3.250	02/01/25	187,653
82,000	2.150	02/01/27	75,643
500,000	2.300	02/01/30	441,205
Alphabet, Inc.
182,000	1.998	08/15/26	170,357
50,000	0.800	08/15/27	43,947
132,000	1.100	08/15/30	107,594
1,500,000	1.900	08/15/40	1,026,441
823,000	2.050	08/15/50	506,502
497,000	2.250	08/15/60	298,082
Analog Devices, Inc.
75,000	3.500	12/05/26	72,690
250,000	1.700	10/01/28	217,763
Apple, Inc.
448,000	3.450	05/06/24	440,525
138,000	2.850	05/11/24	134,886
184,000	2.750	01/13/25	178,772
112,000	2.500	02/09/25	108,242
91,000	1.125	05/11/25	85,240
40,000	3.200	05/13/25	39,019
50,000	0.550	08/20/25	46,015
129,000	0.700	02/08/26	117,016
361,000	3.250	02/23/26	350,486
144,000	2.450	08/04/26	136,186

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Technology – (continued)
Apple, Inc. – (continued)
$150,000	2.050%		09/11/26	$ 140,056
100,000	3.000		06/20/27	96,136
692,000	2.900		09/12/27	658,554
218,000	3.000		11/13/27	207,886
88,000	1.200		02/08/28	77,087
330,000	1.400		08/05/28	288,744
400,000	1.650		05/11/30	340,804
250,000	1.250		08/20/30	205,111
850,000	1.650		02/08/31	709,322
300,000	1.700		08/05/31	248,779
625,000	4.500		02/23/36	641,334
102,000	2.375		02/08/41	74,809
545,000	3.850		05/04/43	484,166
310,000	4.450		05/06/44	303,789
305,000	3.450		02/09/45	256,287
350,000	4.375		05/13/45	331,429
642,000	4.650		02/23/46	638,021
306,000	3.850		08/04/46	268,072
208,000	4.250		02/09/47	195,900
270,000	3.750		09/12/47	231,236
446,000	3.750		11/13/47	381,738
793,000	2.950		09/11/49	585,066
594,000	2.650		05/11/50	409,922
239,000	2.400		08/20/50	157,745
680,000	2.650		02/08/51	464,498
325,000	2.800		02/08/61	215,168
Applied Materials, Inc.
130,000	3.300		04/01/27	125,273
650,000	1.750		06/01/30	542,085
236,000	4.350		04/01/47	217,066
Broadcom Corp. / Broadcom Cayman Finance Ltd.
659,000	3.875		01/15/27	634,220
598,000	3.500		01/15/28	555,360
Broadcom, Inc.
440,000	3.150		11/15/25	419,504
380,000	3.459		09/15/26	362,815
605,000	4.750		04/15/29	590,678
274,000	4.150		11/15/30	251,723
570,000	2.450	(b)	02/15/31	461,124
470,000	4.300		11/15/32	428,220
805,000	3.419	(b)	04/15/33	670,521
290,000	3.469	(b)	04/15/34	237,844
600,000	3.137	(b)	11/15/35	459,171
500,000	3.187	(b)	11/15/36	374,085
600,000	3.500	(b)	02/15/41	443,763
360,000	3.750	(b)	02/15/51	260,835

GOLDMAN SACHS ACCESS INVESTMENT GRADE CORPORATE BOND ETF

Schedule of Investments (continued)

May 31, 2023 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Technology – (continued)
Fiserv, Inc.
$400,000	2.750%	07/01/24	$ 387,926
150,000	3.850	06/01/25	145,938
440,000	3.200	07/01/26	416,667
300,000	4.200	10/01/28	289,745
500,000	3.500	07/01/29	458,190
400,000	4.400	07/01/49	330,438
Hewlett Packard Enterprise Co.
340,000	1.450	04/01/24	328,697
300,000	4.900	10/15/25	298,879
300,000	6.350	10/15/45	306,616
International Business Machines Corp.
250,000	3.450	02/19/26	241,567
1,510,000	3.300	05/15/26	1,452,641
300,000	1.700	05/15/27	269,009
1,086,000	1.950	05/15/30	903,642
540,000	4.150	05/15/39	469,873
200,000	4.000	06/20/42	165,936
300,000	4.250	05/15/49	251,803
300,000	2.950	05/15/50	197,053
500,000	4.900	07/27/52	455,945
KLA Corp.
87,000	4.650	11/01/24	86,349
130,000	4.100	03/15/29	126,501
100,000	3.300	03/01/50	74,429
Lam Research Corp.
238,000	4.000	03/15/29	231,305
228,000	1.900	06/15/30	190,665
220,000	4.875	03/15/49	210,649
352,000	2.875	06/15/50	242,502
Leidos, Inc.
300,000	4.375	05/15/30	274,500
50,000	2.300	02/15/31	39,031
500,000	5.750	03/15/33	495,217
Meta Platforms, Inc.
1,000,000	4.600	05/15/28	1,002,104
750,000	4.950	05/15/33	750,067
Microchip Technology, Inc.
120,000	4.250	09/01/25	117,166
Microsoft Corp.
1,348,000	2.700	02/12/25	1,308,411
154,000	3.125	11/03/25	149,509
80,000	2.400	08/08/26	75,898
87,000	3.300	02/06/27	85,135
960,000	3.500	02/12/35	905,251
470,000	3.450	08/08/36	429,270
81,000	4.100	02/06/37	79,219

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Technology – (continued)
Microsoft Corp. – (continued)
$264,000	4.450%	11/03/45	$ 261,059
300,000	3.700	08/08/46	262,271
470,000	4.250	02/06/47	455,840
1,047,000	2.525	06/01/50	723,119
1,040,000	2.921	03/17/52	768,419
632,000	2.675	06/01/60	422,486
400,000	3.041	03/17/62	291,080
Motorola Solutions, Inc.
692,000	4.600	05/23/29	678,553
NVIDIA Corp.
2,198,000	0.584	06/14/24	2,095,297
80,000	1.550	06/15/28	70,438
400,000	2.000	06/15/31	336,072
400,000	3.500	04/01/50	321,525
PayPal Holdings, Inc.
400,000	2.400	10/01/24	386,281
250,000	1.650	06/01/25	235,023
1,060,000	4.400	06/01/32	1,021,929
50,000	3.250	06/01/50	35,086
QUALCOMM, Inc.
152,000	2.900	05/20/24	148,419
135,000	3.450	05/20/25	131,515
304,000	3.250	05/20/27	291,368
126,000	2.150	05/20/30	107,744
320,000	4.650	05/20/35	317,007
396,000	4.800	05/20/45	378,540
250,000	4.300	05/20/47	221,154
470,000	4.500	05/20/52	418,613
Texas Instruments, Inc.
232,000	2.250	09/04/29	204,241
300,000	4.900	03/14/33	308,008
669,000	4.150	05/15/48	593,123

			46,334,955

Transportation – 1.3%
CSX Corp.
400,000	4.100	03/15/44	340,330
FedEx Corp.
408,000	5.100	01/15/44	376,129
510,000	4.750	11/15/45	445,964
934,000	4.550	04/01/46	788,529
FedEx Corp. Pass Through Trust, Series 2020-1
43,316	1.875	02/20/34	35,519
Norfolk Southern Corp.
450,000	3.155	05/15/55	299,912

GOLDMAN SACHS ACCESS INVESTMENT GRADE CORPORATE BOND ETF

Schedule of Investments (continued)

May 31, 2023 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Transportation – (continued)
Southwest Airlines Co.
$270,000	5.250%	05/04/25	$ 268,496
125,000	5.125	06/15/27	124,580
Union Pacific Corp.
500,000	2.400	02/05/30	438,722
1,950,000	2.800	02/14/32	1,689,388
278,000	3.799	10/01/51	225,546
95,000	2.950	03/10/52	65,021
408,000	3.839	03/20/60	318,401
646,000	3.799	04/06/71	487,783
United Parcel Service, Inc.
292,000	3.050	11/15/27	277,815
792,000	3.400	03/15/29	750,939
570,000	3.750	11/15/47	472,500
500,000	4.250	03/15/49	441,936
448,000	5.300	04/01/50	468,111

			8,315,621

Wireless – 5.4%
American Tower Corp.
250,000	4.000	06/01/25	243,293
556,000	3.375	10/15/26	524,279
200,000	2.750	01/15/27	183,873
361,000	3.800	08/15/29	333,444
80,000	2.900	01/15/30	69,405
300,000	1.875	10/15/30	237,968
251,000	3.100	06/15/50	160,789
AT&T, Inc.
611,000	3.800	02/15/27	590,757
346,000	4.250	03/01/27	339,645
339,000	2.300	06/01/27	306,981
75,000	1.650	02/01/28	64,961
300,000	4.100	02/15/28	289,955
912,000	4.350	03/01/29	885,946
459,000	4.300	02/15/30	439,064
389,000	2.750	06/01/31	328,371
428,000	2.250	02/01/32	343,163
630,000	2.550	12/01/33	494,048
685,000	4.500	05/15/35	630,034
140,000	4.850	03/01/39	129,036
330,000	4.350	06/15/45	272,723
435,000	4.750	05/15/46	378,467
293,000	4.500	03/09/48	245,288
225,000	4.550	03/09/49	188,865
538,000	3.650	06/01/51	389,546
130,000	3.300	02/01/52	89,940
1,560,000	3.500	09/15/53	1,087,759

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Wireless – (continued)
AT&T, Inc. – (continued)
$1,358,000	3.550%	09/15/55	$ 933,569
530,000	3.800	12/01/57	375,591
1,319,000	3.650	09/15/59	907,676
92,000	3.850	06/01/60	65,326
Crown Castle, Inc.
467,000	4.450	02/15/26	457,721
506,000	3.700	06/15/26	484,615
649,000	1.050	07/15/26	570,470
98,000	3.650	09/01/27	92,263
200,000	3.800	02/15/28	188,225
220,000	3.300	07/01/30	194,153
180,000	2.250	01/15/31	147,519
301,000	2.100	04/01/31	242,656
300,000	2.900	04/01/41	208,008
100,000	3.250	01/15/51	66,630
Sprint Capital Corp.
400,000	6.875	11/15/28	428,182
600,000	8.750	03/15/32	728,250
T-Mobile USA, Inc.
500,000	2.250	02/15/26	464,614
800,000	3.750	04/15/27	759,162
300,000	4.950	03/15/28	298,718
100,000	2.625	02/15/29	87,399
700,000	3.375	04/15/29	634,526
900,000	3.875	04/15/30	833,918
700,000	2.550	02/15/31	586,681
300,000	2.875	02/15/31	255,869
408,000	2.250	11/15/31	328,796
408,000	2.700	03/15/32	338,920
500,000	5.050	07/15/33	492,665
700,000	4.375	04/15/40	613,662
500,000	3.000	02/15/41	361,306
600,000	4.500	04/15/50	510,057
400,000	3.300	02/15/51	277,534
500,000	5.750	01/15/54	509,572
300,000	3.600	11/15/60	206,369
Verizon Communications, Inc.
394,000	3.500	11/01/24	384,617
184,000	3.376	02/15/25	179,110
1,988,000	0.850	11/20/25	1,806,266
559,000	4.125	03/16/27	548,055
710,000	2.100	03/22/28	627,787
722,000	4.329	09/21/28	701,374
786,000	4.016	12/03/29	739,537
471,000	3.150	03/22/30	420,511
280,000	1.500	09/18/30	222,521

GOLDMAN SACHS ACCESS INVESTMENT GRADE CORPORATE BOND ETF

Schedule of Investments (continued)

May 31, 2023 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Wireless – (continued)
Verizon Communications, Inc. – (continued)
$100,000	1.680%		10/30/30	$ 79,335
1,330,000	2.550		03/21/31	1,115,709
50,000	2.355		03/15/32	40,407
1,000,000	5.050		05/09/33	991,613
220,000	4.272		01/15/36	198,090
478,000	5.250		03/16/37	472,505
550,000	2.650		11/20/40	376,365
510,000	3.400		03/22/41	387,798
60,000	6.550		09/15/43	65,806
704,000	4.862		08/21/46	641,946
455,000	4.522		09/15/48	391,776
400,000	2.875		11/20/50	254,963
800,000	3.550		03/22/51	582,924
364,000	5.012		08/21/54	335,141
150,000	2.987		10/30/56	92,795
500,000	3.000		11/20/60	305,168
555,000	3.700		03/22/61	397,322

				35,257,663

TOTAL CORPORATE OBLIGATIONS (Cost $588,954,350)				$523,225,029

Foreign Corporate Debt – 19.3%
Banks – 10.6%
Australia & New Zealand Banking Group Ltd. (Australia)
$300,000	5.088%		12/08/25	$ 300,580
Banco Bilbao Vizcaya Argentaria SA (Spain)
200,000	1.125		09/18/25	181,107
Banco Santander SA (Spain)
200,000	2.706		06/27/24	193,513
1,432,000	2.746		05/28/25	1,340,839
800,000	5.179		11/19/25	785,294
600,000	1.849		03/25/26	539,589
600,000	4.250		04/11/27	572,844
(US 1 Year CMT T-Note + 0.900%)
600,000	1.722	(a)	09/14/27	524,942
325,000	3.490		05/28/30	284,648
(US 1 Year CMT T-Note + 1.600%)
336,000	3.225	(a)	11/22/32	264,820
Bank of Montreal (Canada)
(5 Year USD Swap + 1.432%)
341,000	3.803	(a)	12/15/32	303,864
(US 5 Year CMT T-Note + 1.400%)
204,000	3.088	(a)	01/10/37	162,048
Bank of Montreal, MTN (Canada)
230,000	0.625		07/09/24	218,280
150,000	1.500		01/10/25	141,234

Principal Amount	Interest Rate		Maturity Date	Value

Foreign Corporate Debt – (continued)
Banks – (continued)
Bank of Montreal, MTN (Canada) – (continued)
$75,000	1.250%		09/15/26	$ 66,215
(SOFR + 0.603%)
40,000	0.949	(a)	01/22/27	35,875
264,000	2.650		03/08/27	242,062
Bank of Nova Scotia (The) (Canada)
224,000	0.700		04/15/24	214,298
75,000	0.650		07/31/24	70,820
198,000	1.300		06/11/25	182,568
626,000	4.500		12/16/25	609,920
220,000	2.700		08/03/26	204,428
80,000	1.950		02/02/27	72,050
530,000	2.450		02/02/32	436,965
Barclays PLC (United Kingdom)
1,140,000	3.650		03/16/25	1,096,243
1,035,000	4.375		01/12/26	1,000,515
(SOFR + 2.714%)
200,000	2.852	(a)	05/07/26	188,272
210,000	5.200		05/12/26	203,996
850,000	4.836		05/09/28	787,553
(US 1 Year CMT T-Note + 1.200%)
424,000	2.667	(a)	03/10/32	336,402
(SOFR + 2.980%)
1,000,000	6.224	(a)	05/09/34	1,012,042
(US 5 Year CMT T-Note + 2.900%)
960,000	3.564	(a)	09/23/35	761,091
(US 1 Year CMT T-Note + 1.700%)
500,000	3.811	(a)	03/10/42	358,887
330,000	5.250		08/17/45	304,222
436,000	4.950		01/10/47	382,855
Canadian Imperial Bank of Commerce (Canada)
258,000	3.100		04/02/24	252,638
110,000	2.250		01/28/25	104,439
300,000	1.250		06/22/26	267,118
150,000	3.600		04/07/32	135,299
Cooperatieve Rabobank UA (Netherlands)
1,105,000	3.750		07/21/26	1,037,686
186,000	5.250		05/24/41	192,912
250,000	5.750		12/01/43	248,358
485,000	5.250		08/04/45	453,026
Credit Suisse AG (Switzerland)
750,000	7.950		01/09/25	759,375
1,210,000	2.950		04/09/25	1,134,375
1,350,000	1.250		08/07/26	1,157,625
Credit Suisse Group AG (Switzerland)
660,000	3.750		03/26/25	622,875

GOLDMAN SACHS ACCESS INVESTMENT GRADE CORPORATE BOND ETF

Schedule of Investments (continued)

May 31, 2023 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Foreign Corporate Debt – (continued)
Banks – (continued)
Credit Suisse Group AG (Switzerland) – (continued)
$250,000	4.550%		04/17/26	$ 235,625
(SOFR + 3.730%)
621,000	4.194	(a)(b)	04/01/31	548,033
300,000	4.875		05/15/45	253,500
Deutsche Bank AG (Germany)
130,000	3.700		05/30/24	126,180
(SOFR + 1.131%)
200,000	1.447	(a)	04/01/25	189,184
(SOFR + 2.581%)
800,000	3.961	(a)	11/26/25	761,416
(SOFR + 1.870%)
1,000,000	2.129	(a)	11/24/26	887,169
(SOFR + 1.219%)
1,694,000	2.311	(a)	11/16/27	1,462,103
(SOFR + 1.318%)
1,702,000	2.552	(a)	01/07/28	1,485,300
(SOFR + 3.180%)
800,000	6.720	(a)	01/18/29	802,848
(SOFR + 3.043%)
260,000	3.547	(a)	09/18/31	216,581
(SOFR + 1.718%)
370,000	3.035	(a)	05/28/32	294,020
ING Groep NV (Netherlands)
300,000	3.550		04/09/24	294,854
(SOFR + 1.640%)
260,000	3.869	(a)	03/28/26	251,499
200,000	3.950		03/29/27	191,028
(SOFR + 1.005%)
800,000	1.726	(a)	04/01/27	718,200
(SOFR + 1.830%)
500,000	4.017	(a)	03/28/28	472,486
490,000	4.550		10/02/28	474,524
330,000	4.050		04/09/29	311,444
(SOFR + 1.316%)
690,000	2.727	(a)	04/01/32	573,131
Lloyds Banking Group PLC (United Kingdom)
940,000	4.450		05/08/25	916,911
(US 1 Year CMT T-Note + 3.500%)
300,000	3.870	(a)	07/09/25	292,386
400,000	4.582		12/10/25	385,250
1,500,000	3.750		01/11/27	1,419,277
940,000	4.375		03/22/28	905,939
(3M USD LIBOR + 1.205%)
1,220,000	3.574	(a)	11/07/28	1,118,941
200,000	5.300		12/01/45	172,148

Principal Amount	Interest Rate		Maturity Date	Value

Foreign Corporate Debt – (continued)
Banks – (continued)
Lloyds Banking Group PLC (United Kingdom) – (continued)
$490,000	4.344%		01/09/48	$ 368,873
Mitsubishi UFJ Financial Group, Inc. (Japan)
290,000	2.193		02/25/25	273,810
(US 1 Year CMT T-Note + 1.080%)
260,000	5.719	(a)	02/20/26	260,434
(US 1 Year CMT T-Note + 0.830%)
1,300,000	2.341	(a)	01/19/28	1,166,300
290,000	3.961		03/02/28	276,909
(US 1 Year CMT T-Note + 1.950%)
800,000	5.017	(a)	07/20/28	792,362
(US 1 Year CMT T-Note + 1.900%)
300,000	5.354	(a)	09/13/28	300,594
(US 1 Year CMT T-Note + 1.380%)
1,800,000	5.422	(a)	02/22/29	1,803,588
250,000	3.741		03/07/29	232,798
(US 1 Year CMT T-Note + 1.100%)
300,000	2.852	(a)	01/19/33	249,049
(US 1 Year CMT T-Note + 1.630%)
1,000,000	5.441	(a)	02/22/34	1,007,403
Mizuho Financial Group, Inc. (Japan)
490,000	2.839		09/13/26	453,344
(US 1 Year CMT T-Note + 0.670%)
500,000	1.234	(a)	05/22/27	441,144
(3M U.S. T-Bill MMY + 1.532%)
800,000	4.254	(a)	09/11/29	757,067
300,000	2.564		09/13/31	237,471
National Australia Bank Ltd. (Australia)
940,000	2.500		07/12/26	878,061
NatWest Group PLC (United Kingdom)
(3M USD LIBOR + 1.762%)
665,000	4.269	(a)	03/22/25	653,660
846,000	4.800		04/05/26	832,942
(US 1 Year CMT T-Note + 2.550%)
355,000	3.073	(a)	05/22/28	322,486
(3M USD LIBOR + 1.754%)
345,000	4.892	(a)	05/18/29	333,220
(US 5 Year CMT T-Note + 2.100%)
748,000	3.754	(a)	11/01/29	706,599
(3M USD LIBOR + 1.905%)
470,000	5.076	(a)	01/27/30	455,606
(3M USD LIBOR + 1.871%)
370,000	4.445	(a)	05/08/30	346,715
(US 5 Year CMT T-Note + 2.350%)
420,000	3.032	(a)	11/28/35	325,542

GOLDMAN SACHS ACCESS INVESTMENT GRADE CORPORATE BOND ETF

Schedule of Investments (continued)

May 31, 2023 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Foreign Corporate Debt – (continued)
Banks – (continued)
Royal Bank of Canada (Canada)
$130,000	1.200%		04/27/26	$ 116,713
800,000	3.625		05/04/27	762,380
Royal Bank of Canada, GMTN (Canada)
500,000	2.250		11/01/24	478,481
50,000	0.875		01/20/26	45,073
308,000	4.650		01/27/26	302,259
264,000	1.400		11/02/26	234,392
500,000	4.240		08/03/27	485,944
250,000	2.300		11/03/31	203,432
300,000	5.000		02/01/33	294,912
Royal Bank of Canada, MTN (Canada)
257,000	1.150		06/10/25	237,001
Santander UK Group Holdings PLC (United Kingdom)
(SOFR + 0.787%)
200,000	1.089	(a)	03/15/25	190,913
(SOFR + 2.749%)
870,000	6.833	(a)	11/21/26	880,020
(SOFR + 0.989%)
1,790,000	1.673	(a)	06/14/27	1,552,636
(3M USD LIBOR + 1.400%)
800,000	3.823	(a)	11/03/28	728,316
Sumitomo Mitsui Financial Group, Inc. (Japan)
500,000	2.696		07/16/24	483,908
300,000	1.474		07/08/25	276,189
400,000	3.784		03/09/26	385,097
664,000	3.364		07/12/27	624,950
200,000	5.520		01/13/28	203,241
290,000	3.544		01/17/28	271,051
1,000,000	3.040		07/16/29	882,822
490,000	2.750		01/15/30	425,665
500,000	2.130		07/08/30	410,150
500,000	2.222		09/17/31	401,128
500,000	5.766		01/13/33	520,475
Toronto-Dominion Bank (The) (Canada)
50,000	1.950		01/12/27	44,888
290,000	4.108		06/08/27	278,898
(5 Year USD Swap + 2.205%)
338,000	3.625	(a)	09/15/31	315,255
Toronto-Dominion Bank (The), MTN (Canada)
830,000	2.650		06/12/24	805,568
270,000	1.150		06/12/25	248,656
643,000	0.750		01/06/26	575,492
330,000	1.250		09/10/26	291,297
440,000	2.800		03/10/27	404,926
340,000	2.000		09/10/31	269,466

Principal Amount	Interest Rate		Maturity Date	Value

Foreign Corporate Debt – (continued)
Banks – (continued)
Toronto-Dominion Bank (The), MTN (Canada) – (continued)
$481,000	3.200%		03/10/32	$ 415,499
Westpac Banking Corp. (Australia)
1,000,000	5.350		10/18/24	1,004,146
112,000	1.019		11/18/24	105,698
40,000	2.350		02/19/25	38,370
200,000	2.850		05/13/26	189,928
550,000	1.150		06/03/26	494,470
40,000	3.350		03/08/27	38,029
350,000	5.457		11/18/27	358,950
40,000	3.400		01/25/28	38,028
247,000	2.650		01/16/30	217,992
(US 5 Year CMT T-Note + 1.350%)
1,126,000	2.894	(a)	02/04/30	1,050,086
400,000	2.150		06/03/31	334,106
(US 5 Year CMT T-Note + 2.000%)
400,000	4.110	(a)	07/24/34	353,934
(US 5 Year CMT T-Note + 1.750%)
300,000	2.668	(a)	11/15/35	230,323
186,000	4.421		07/24/39	153,774
100,000	2.963		11/16/40	66,464
Westpac Banking Corp.(a), GMTN (Australia)
(5 Year USD Swap + 2.236%)
146,000	4.322		11/23/31	136,490

				69,840,442

Beverages – 0.0%
Coca-Cola Femsa SAB de CV (Mexico)
280,000	2.750		01/22/30	248,865

Brokerage – 0.4%
Brookfield Finance, Inc. (Canada)
814,000	3.900		01/25/28	761,978
120,000	4.850		03/29/29	116,000
425,000	4.350		04/15/30	395,320
237,000	4.700		09/20/47	197,120
Nomura Holdings, Inc. (Japan)
300,000	2.679		07/16/30	245,560
550,000	2.608		07/14/31	437,043
780,000	2.999		01/22/32	633,699

				2,786,720

Consumer Cyclical – 0.0%
Honda Motor Co., Ltd. (Japan)
300,000	2.967		03/10/32	266,795
Toyota Motor Corp. (Japan)
80,000	1.339		03/25/26	73,121

				339,916

GOLDMAN SACHS ACCESS INVESTMENT GRADE CORPORATE BOND ETF

Schedule of Investments (continued)

May 31, 2023 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Foreign Corporate Debt – (continued)
Consumer Noncyclical – 1.2%
AstraZeneca PLC (United Kingdom)
$400,000	6.450%		09/15/37	$ 462,467
BAT Capital Corp. (United Kingdom)
150,000	3.222		08/15/24	145,658
634,000	3.215		09/06/26	592,515
352,000	4.700		04/02/27	343,356
792,000	3.557		08/15/27	725,740
330,000	2.259		03/25/28	284,086
410,000	2.726		03/25/31	326,736
524,000	4.390		08/15/37	415,095
353,000	4.540		08/15/47	252,413
204,000	4.758		09/06/49	151,046
318,000	3.984		09/25/50	209,336
BAT International Finance PLC (United Kingdom)
259,000	1.668		03/25/26	232,935
1,346,000	4.448		03/16/28	1,273,653
GlaxoSmithKline Capital, Inc. (United Kingdom)
910,000	3.875		05/15/28	885,894
511,000	6.375		05/15/38	585,123
Reynolds American, Inc. (United Kingdom)
500,000	5.700		08/15/35	467,961
324,000	5.850		08/15/45	284,358

				7,638,372

Consumer Products – 0.2%
Unilever Capital Corp. (United Kingdom)
100,000	2.900		05/05/27	94,763
500,000	3.500		03/22/28	482,523
500,000	2.125		09/06/29	438,258
132,000	5.900		11/15/32	145,348

				1,160,892

Energy – 1.8%
BP Capital Markets PLC (United Kingdom)
764,000	3.279		09/19/27	728,522
168,000	3.723		11/28/28	161,065
(US 5 Year CMT T-Note + 4.036%)
400,000	4.375	(a)	09/22/71	385,500
(US 5 Year CMT T-Note + 4.398%)
400,000	4.875	(a)	12/22/71	367,500
Canadian Natural Resources Ltd. (Canada)
513,000	3.850		06/01/27	487,290
Canadian Natural Resources Ltd., GMTN (Canada)
214,000	4.950		06/01/47	186,956
Cenovus Energy, Inc. (Canada)
172,000	6.750		11/15/39	180,777
322,000	5.400		06/15/47	288,115

Principal Amount	Interest Rate		Maturity Date	Value

Foreign Corporate Debt – (continued)
Energy – (continued)
Enbridge, Inc. (Canada)
$484,000	3.125%		11/15/29	$ 433,283
400,000	2.500		08/01/33	312,895
(3M USD LIBOR + 3.641%)
570,000	6.250	(a)	03/01/78	522,975
Equinor ASA (Norway)
70,000	3.700		03/01/24	68,971
460,000	2.875		04/06/25	444,835
200,000	1.750		01/22/26	186,019
204,000	3.125		04/06/30	187,415
100,000	2.375		05/22/30	87,274
430,000	3.950		05/15/43	366,197
114,000	3.250		11/18/49	84,218
250,000	3.700		04/06/50	201,911
Shell International Finance BV (Netherlands)
662,000	2.000		11/07/24	636,834
682,000	3.250		05/11/25	664,540
330,000	2.875		05/10/26	316,234
130,000	2.500		09/12/26	122,149
352,000	3.875		11/13/28	343,776
240,000	2.375		11/07/29	211,444
300,000	2.750		04/06/30	268,100
328,000	4.125		05/11/35	304,676
521,000	6.375		12/15/38	581,394
352,000	4.375		05/11/45	312,622
306,000	4.000		05/10/46	255,445
230,000	3.750		09/12/46	185,273
282,000	3.125		11/07/49	202,750
300,000	3.000		11/26/51	207,645
Suncor Energy, Inc. (Canada)
80,000	6.800		05/15/38	84,954
264,000	4.000		11/15/47	201,663
100,000	3.750		03/04/51	72,608
TotalEnergies Capital International SA (France)
184,000	3.750		04/10/24	181,258
192,000	2.829		01/10/30	173,038
231,000	2.986		06/29/41	175,166
370,000	3.461		07/12/49	283,417
220,000	3.386		06/29/60	158,042
TotalEnergies Capital SA (France)
344,000	3.883		10/11/28	335,666

				11,960,412

Financial Company – 0.5%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust (Ireland)
500,000	3.500		01/15/25	478,584
450,000	6.500		07/15/25	453,356

GOLDMAN SACHS ACCESS INVESTMENT GRADE CORPORATE BOND ETF

Schedule of Investments (continued)

May 31, 2023 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Foreign Corporate Debt – (continued)
Financial Company – (continued)
AerCap Ireland Capital DAC / AerCap Global Aviation Trust (Ireland) – (continued)
$952,000	2.450%	10/29/26	$ 848,320
300,000	3.000	10/29/28	259,610
432,000	3.300	01/30/32	350,883
300,000	3.400	10/29/33	238,287
480,000	3.850	10/29/41	361,713

			2,990,753

Food and Beverage – 1.7%
Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide, Inc. (Belgium)
458,000	3.650	02/01/26	446,260
1,630,000	4.700	02/01/36	1,596,670
2,466,000	4.900	02/01/46	2,343,692
Anheuser-Busch InBev Finance, Inc. (Belgium)
1,026,000	4.625	02/01/44	952,814
600,000	4.900	02/01/46	571,156
Anheuser-Busch InBev Worldwide, Inc. (Belgium)
536,000	4.000	04/13/28	524,622
628,000	4.750	01/23/29	632,843
281,000	4.900	01/23/31	289,237
293,000	4.375	04/15/38	274,913
340,000	5.450	01/23/39	353,533
100,000	4.350	06/01/40	91,819
244,000	4.950	01/15/42	236,153
299,000	4.600	04/15/48	274,594
146,000	4.439	10/06/48	131,268
632,000	5.550	01/23/49	662,604
280,000	4.500	06/01/50	253,117
214,000	4.750	04/15/58	197,571
262,000	5.800	01/23/59	283,281
Diageo Capital PLC (United Kingdom)
200,000	1.375	09/29/25	185,205
700,000	2.375	10/24/29	612,795

			10,914,147

Forest Products & Paper – 0.1%
Suzano Austria GmbH (Brazil)
450,000	3.750	01/15/31	382,598

Insurance – 0.1%
Manulife Financial Corp. (Canada)
600,000	3.703	03/16/32	549,820
186,000	5.375	03/04/46	182,665

			732,485

Internet – 0.5%
Alibaba Group Holding Ltd. (China)
760,000	3.600	11/28/24	740,535

Principal Amount	Interest Rate	Maturity Date	Value

Foreign Corporate Debt – (continued)
Internet – (continued)
Alibaba Group Holding Ltd. (China) – (continued)
$744,000	3.400%	12/06/27	$ 697,181
560,000	2.125	02/09/31	460,997
400,000	4.000	12/06/37	340,003
550,000	4.200	12/06/47	435,415
300,000	3.150	02/09/51	194,572
200,000	4.400	12/06/57	157,973

			3,026,676

Lodging – 0.2%
Sands China Ltd. (Macau)
290,000	5.625	08/08/25	282,025
500,000	4.300	01/08/26	468,125
490,000	5.900	08/08/28	463,050

			1,213,200

Metals and Mining – 0.2%
BHP Billiton Finance USA Ltd. (Australia)
351,000	4.125	02/24/42	311,222
274,000	5.000	09/30/43	267,721
Rio Tinto Finance USA Ltd. (Australia)
80,000	7.125	07/15/28	89,188
306,000	5.200	11/02/40	306,553
Rio Tinto Finance USA PLC (Australia)
80,000	4.125	08/21/42	69,975

			1,044,659

Mining – 0.3%
Southern Copper Corp. (Mexico)
941,000	7.500	07/27/35	1,072,830
242,000	6.750	04/16/40	259,645
166,000	5.250	11/08/42	156,258
306,000	5.875	04/23/45	310,504

			1,799,237

Oil Company-Exploration & Production – 0.0%
CNOOC Finance 2015 USA LLC (China)
200,000	4.375	05/02/28	199,023

Oil Company-Integrated – 0.2%
Ecopetrol SA (Colombia)
150,000	4.125	01/16/25	144,187
200,000	5.375	06/26/26	190,625
598,000	6.875	04/29/30	534,463
178,000	7.375	09/18/43	142,845
400,000	5.875	05/28/45	262,000

			1,274,120

Pharmaceuticals – 0.0%
Astrazeneca Finance LLC (United Kingdom)
300,000	2.250	05/28/31	255,361

GOLDMAN SACHS ACCESS INVESTMENT GRADE CORPORATE BOND ETF

Schedule of Investments (continued)

May 31, 2023 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Foreign Corporate Debt – (continued)
Semiconductors – 0.2%
TSMC Arizona Corp. (Taiwan)
$260,000	1.750%	10/25/26	$ 233,859
300,000	2.500	10/25/31	253,368
720,000	3.250	10/25/51	543,704

			1,030,931

Technology – 0.2%
NXP BV / NXP Funding LLC (China)
192,000	4.875	03/01/24	190,633
NXP BV / NXP Funding LLC / NXP USA, Inc. (China)
226,000	3.400	05/01/30	200,945
263,000	2.500	05/11/31	215,192
289,000	2.650	02/15/32	233,709
300,000	5.000	01/15/33	289,369

			1,129,848

Telecommunications – 0.2%
America Movil SAB de CV (Mexico)
300,000	3.625	04/22/29	275,969
266,000	2.875	05/07/30	231,547
640,000	6.125	03/30/40	682,398
470,000	4.375	04/22/49	408,523

			1,598,437

Transportation – 0.0%
Canadian Pacific Railway Co. (Canada)
400,000	3.100	12/02/51	277,771

Wireless – 0.4%
Rogers Communications, Inc. (Canada)
594,000	4.300	02/15/48	459,016
500,000	4.350	05/01/49	389,488
500,000	3.700	11/15/49	349,955
Vodafone Group PLC (United Kingdom)
150,000	4.125	05/30/25	147,257
419,000	6.150	02/27/37	436,374
50,000	4.375	02/19/43	41,319
450,000	4.875	06/19/49	388,825
330,000	4.250	09/17/50	260,841

			2,473,075

Wirelines – 0.3%
Deutsche Telekom International Finance BV (Germany)
650,000	8.750	06/15/30	783,312
Orange SA (France)
800,000	9.000	03/01/31	999,596
100,000	5.375	01/13/42	100,035

Principal Amount	Interest Rate	Maturity Date	Value

Foreign Corporate Debt – (continued)
Wirelines – (continued)
Telefonica Emisiones SA (Spain)
$500,000	4.895%	03/06/48	$ 404,235

			2,287,178

TOTAL FOREIGN CORPORATE DEBT (Cost $138,708,836)			$126,605,118

Shares	Dividend Rate		Value

Investment Company – 0.3%(d)
Goldman Sachs Financial Square Government Fund – Institutional Shares
1,993,891	5.003%		$ 1,993,891
(Cost $1,993,891)

TOTAL INVESTMENTS – 99.1% (Cost $729,657,077)			$651,824,038

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.9%			6,178,052

NET ASSETS – 100.0%			$658,002,090

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Variable rate security. Interest rate or distribution rate disclosed is that which is in effect on May 31, 2023.

(b)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(c)	Issued with a zero coupon. Income is recognized through the accretion of discount.

(d)	Represents an affiliated issuer.

Investment Abbreviations:
CMT	— Constant Maturity Treasury Index
GMTN	— Global Medium Term Note
LIBOR	— London Interbank Offered Rate
LP	— Limited Partnership
MTN	— Medium Term Note
PLC	— Public Limited Company
REIT	— Real Estate Investment Trust
SOFR	— Secured Overnight Financing Rate
SOFRINDX	— Secured Overnight Financing Rate Index

GOLDMAN SACHS ACCESS TREASURY 0-1 YEAR ETF

Schedule of Investments

May 31, 2023 (Unaudited)

Principal Amount	Interest Rate(a)	Maturity Date	Value

U.S. Treasury Bills – 92.9%
U.S. Treasury Bills
$488,960,000	4.933%	07/05/23	$ 486,724,749
170,469,900	4.964	07/05/23	169,690,607
2,620,000	4.969	07/05/23	2,608,023
9,818,000	4.971	07/05/23	9,773,118
24,327,800	4.997	07/06/23	24,212,468
39,500,000	5.000	07/06/23	39,312,740
80,000,000	5.005	07/06/23	79,620,740
392,869,500	5.007	07/06/23	391,007,002
872,000	5.009	07/06/23	867,866
9,736,400	3.442	08/10/23	9,639,236
198,000	3.485	08/10/23	196,024
126,000	3.516	08/10/23	124,743
576,000	3.522	08/10/23	570,252
702,000	3.560	08/10/23	694,994
95,220,200	3.778	08/10/23	94,269,952
129,000	4.514	08/10/23	127,713
1,892,000	4.527	08/10/23	1,873,119
774,000	4.538	08/10/23	766,276
430,000	4.555	08/10/23	425,709
1,677,000	4.559	08/10/23	1,660,264
817,000	4.562	08/10/23	808,847
559,000	4.568	08/10/23	553,421
1,333,000	4.571	08/10/23	1,319,697
3,440,000	4.582	08/10/23	3,405,671
25,542,000	4.586	08/10/23	25,287,104
1,720,000	4.594	08/10/23	1,702,835
1,161,000	4.601	08/10/23	1,149,414
215,000	4.606	08/10/23	212,854
774,000	4.611	08/10/23	766,276
387,000	4.615	08/10/23	383,138
1,118,000	4.616	08/10/23	1,106,843
430,000	4.617	08/10/23	425,709
896,000	4.622	08/10/23	887,058
301,000	4.624	08/10/23	297,996
258,000	4.637	08/10/23	255,425
903,000	4.640	08/10/23	893,989
43,000	4.644	08/10/23	42,571
946,000	4.661	08/10/23	936,559
258,000	4.672	08/10/23	255,425
86,000	4.721	08/10/23	85,142
301,000	4.730	08/10/23	297,996
946,000	4.737	08/10/23	936,559
4,644,000	4.750	08/10/23	4,597,655
172,000	4.762	08/10/23	170,284
1,849,000	4.763	08/10/23	1,830,548
521,000	4.776	08/10/23	515,801
344,000	4.790	08/10/23	340,567

Principal Amount	Interest Rate(a)	Maturity Date	Value

U.S. Treasury Bills – (continued)
U.S. Treasury Bills – (continued)
$172,000	4.796%	08/10/23	$ 170,284
1,075,000	4.824	08/10/23	1,064,272
6,622,000	4.870	08/10/23	6,555,916
2,494,000	4.885	08/10/23	2,469,111
301,000	4.893	08/10/23	297,996
559,000	4.896	08/10/23	553,421
473,000	4.899	08/10/23	468,280
5,160,000	4.904	08/10/23	5,108,506
301,000	4.917	08/10/23	297,996
1,591,000	4.922	08/10/23	1,575,123
2,881,000	4.927	08/10/23	2,852,249
473,000	4.947	08/10/23	468,280
1,487,000	4.950	08/10/23	1,472,161
495,000	4.964	08/10/23	490,060
3,913,000	4.975	08/10/23	3,873,950
645,000	4.979	08/10/23	638,563
946,000	4.980	08/10/23	936,559
645,000	4.981	08/10/23	638,563
476,935,100	4.987	08/10/23	472,175,536
172,000	4.988	08/10/23	170,284
903,000	5.004	08/10/23	893,989
21,543,000	5.005	08/10/23	21,328,012
1,333,000	5.006	08/10/23	1,319,697
172,000	5.007	08/10/23	170,284
1,200,000	5.022	08/10/23	1,188,025
688,000	5.026	08/10/23	681,134
903,000	5.027	08/10/23	893,989
344,000	5.060	08/10/23	340,567
860,000	5.100	08/10/23	851,418
559,000	5.127	08/10/23	553,421
2,527,000	5.128	08/10/23	2,501,782
64,000	5.137	08/10/23	63,361
1,064,000	5.140	08/10/23	1,053,382
688,000	5.145	08/10/23	681,134
1,330,000	5.162	08/10/23	1,316,727
3,724,000	5.201	08/10/23	3,686,836
798,000	5.204	08/10/23	790,036
1,596,000	5.211	08/10/23	1,580,073
170,000,000	4.974	08/24/23	167,959,991
110,800,000	5.000	08/24/23	109,470,394
92,249,000	5.046	08/24/23	91,142,007
568,000	5.098	08/24/23	561,184
710,000	5.127	08/24/23	701,480
1,349,000	5.138	08/24/23	1,332,812
1,988,000	5.158	08/24/23	1,964,144
852,000	5.190	08/24/23	841,776
744,000	5.024	09/05/23	733,969

GOLDMAN SACHS ACCESS TREASURY 0-1 YEAR ETF

Schedule of Investments (continued)

May 31, 2023 (Unaudited)

Principal Amount	Interest Rate(a)	Maturity Date	Value

U.S. Treasury Bills – (continued)
U.S. Treasury Bills – (continued)
$80,710,600	5.035%	09/05/23	$ 79,622,383
1,767,000	5.043	09/05/23	1,743,176
930,000	5.063	09/05/23	917,461
488,515,000	5.165	09/05/23	481,928,374
396,000	4.456	10/05/23	388,767
126,000	4.458	10/05/23	123,699
774,000	4.476	10/05/23	759,862
450,000	4.483	10/05/23	441,780
126,000	4.531	10/05/23	123,699
558,000	4.544	10/05/23	547,808
720,000	4.568	10/05/23	706,849
648,000	4.575	10/05/23	636,164
162,000	4.584	10/05/23	159,041
108,000	4.587	10/05/23	106,027
1,044,000	4.588	10/05/23	1,024,931
180,000	4.589	10/05/23	176,712
90,000	4.595	10/05/23	88,356
1,080,000	4.597	10/05/23	1,060,273
702,000	4.601	10/05/23	689,177
234,000	4.605	10/05/23	229,726
72,000	4.618	10/05/23	70,685
10,692,000	4.620	10/05/23	10,496,704
1,440,000	4.626	10/05/23	1,413,697
54,000	4.628	10/05/23	53,014
324,000	4.630	10/05/23	318,082
108,000	4.631	10/05/23	106,027
72,000	4.634	10/05/23	70,685
18,000	4.635	10/05/23	17,671
324,000	4.645	10/05/23	318,082
468,000	4.648	10/05/23	459,452
216,000	4.652	10/05/23	212,055
378,000	4.653	10/05/23	371,096
378,000	4.658	10/05/23	371,096
36,517,800	4.660	10/05/23	35,850,779
36,000	4.662	10/05/23	35,342
92,000	4.663	10/05/23	90,320
342,000	4.668	10/05/23	335,753
252,000	4.675	10/05/23	247,397
180,000	4.683	10/05/23	176,712
1,944,000	4.684	10/05/23	1,908,492
468,000	4.690	10/05/23	459,452
486,000	4.694	10/05/23	477,123
126,000	4.696	10/05/23	123,699
108,000	4.713	10/05/23	106,027
378,000	4.717	10/05/23	371,096
368,000	4.721	10/05/23	361,278
90,000	4.724	10/05/23	88,356

Principal Amount	Interest Rate(a)	Maturity Date	Value

U.S. Treasury Bills – (continued)
U.S. Treasury Bills – (continued)
$306,000	4.728%	10/05/23	$ 300,411
144,000	4.729	10/05/23	141,370
828,000	4.731	10/05/23	812,876
108,000	4.744	10/05/23	106,027
144,000	4.756	10/05/23	141,370
72,000	4.767	10/05/23	70,685
198,000	4.795	10/05/23	194,383
2,160,000	4.801	10/05/23	2,120,546
2,772,000	4.802	10/05/23	2,721,368
666,000	4.811	10/05/23	653,835
460,000	4.837	10/05/23	451,598
630,000	4.838	10/05/23	618,493
126,000	4.850	10/05/23	123,699
270,000	4.872	10/05/23	265,068
207,000	4.880	10/05/23	203,219
72,000	4.887	10/05/23	70,685
126,000	4.900	10/05/23	123,699
198,000	4.905	10/05/23	194,383
558,000	4.910	10/05/23	547,808
378,000	4.924	10/05/23	371,096
900,000	4.927	10/05/23	883,561
1,296,000	4.938	10/05/23	1,272,328
270,000	4.942	10/05/23	265,068
306,000	4.943	10/05/23	300,411
9,396,000	4.961	10/05/23	9,224,376
162,000	4.967	10/05/23	159,041
500,000	4.970	10/05/23	490,867
407,813,900	4.983	10/05/23	400,364,914
342,000	4.988	10/05/23	335,753
564,000	4.989	10/05/23	553,698
72,000	4.994	10/05/23	70,685
288,000	5.000	10/05/23	282,739
2,632,000	5.005	10/05/23	2,583,925
144,000	5.025	10/05/23	141,370
752,000	5.027	10/05/23	738,264
1,128,000	5.032	10/05/23	1,107,396
360,000	5.044	10/05/23	353,424
752,000	5.088	10/05/23	738,264
940,000	5.093	10/05/23	922,830
234,000	5.095	10/05/23	229,726
288,000	5.121	10/05/23	282,739
1,786,000	5.131	10/05/23	1,753,378
94,787,900	5.360	10/05/23	93,056,537
145,370,900	4.668	11/02/23	142,128,643
20,476,000	4.711	11/02/23	20,019,317
432,000	4.766	11/02/23	422,365
1,998,000	4.837	11/02/23	1,953,438

GOLDMAN SACHS ACCESS TREASURY 0-1 YEAR ETF

Schedule of Investments (continued)

May 31, 2023 (Unaudited)

Principal Amount	Interest Rate(a)	Maturity Date	Value

U.S. Treasury Bills – (continued)
U.S. Treasury Bills – (continued)
$6,480,000	4.842%	11/02/23	$ 6,335,474
702,000	4.849	11/02/23	686,343
2,120,000	4.860	11/02/23	2,072,717
378,000	4.880	11/02/23	369,569
56,856,800	4.891	11/02/23	55,588,703
378,000	4.914	11/02/23	369,569
630,000	4.932	11/02/23	615,949
1,140,000	4.940	11/02/23	1,114,574
1,672,000	4.941	11/02/23	1,634,709
2,700,000	4.942	11/02/23	2,639,781
1,400,000	4.948	11/02/23	1,368,775
594,000	4.952	11/02/23	580,752
810,000	4.954	11/02/23	791,934
918,000	4.966	11/02/23	897,526
318,000	4.970	11/02/23	310,908
486,000	4.980	11/02/23	475,161
1,026,000	5.007	11/02/23	1,003,117
4,312,000	5.022	11/02/23	4,215,828
1,484,000	5.035	11/02/23	1,450,902
27,054,000	5.042	11/02/23	26,450,605
636,000	5.043	11/02/23	621,815
424,000	5.097	11/02/23	414,543
530,000	5.115	11/02/23	518,179
1,216,000	5.146	11/02/23	1,188,879
1,007,000	5.153	11/02/23	984,541
126,871,600	5.404	11/02/23	124,041,940
292,300	4.437	01/25/24	283,037
10,164,000	4.452	01/25/24	9,841,909
726,000	4.514	01/25/24	702,993
3,828,000	4.549	01/25/24	3,706,693
462,000	4.578	01/25/24	447,359
264,000	4.602	01/25/24	255,634
336,000	4.624	01/25/24	325,352
1,650,000	4.661	01/25/24	1,597,713
121,321,300	4.755	01/25/24	117,476,703
296,000	4.819	01/25/24	286,620
1,056,000	4.897	01/25/24	1,022,536
528,000	4.912	01/25/24	511,268
481,000	4.916	01/25/24	465,757
432,000	4.948	01/25/24	418,310
990,000	4.964	01/25/24	958,628
960,000	4.976	01/25/24	929,578
264,000	4.979	01/25/24	255,634
555,000	5.000	01/25/24	537,412
159,569,400	5.003	01/25/24	154,512,744
1,452,000	5.004	01/25/24	1,405,987
407,000	5.014	01/25/24	394,102

Principal Amount	Interest Rate(a)	Maturity Date	Value

U.S. Treasury Bills – (continued)
U.S. Treasury Bills – (continued)
$1,386,000	5.017%	01/25/24	$ 1,342,079
333,000	5.032	01/25/24	322,447
2,664,000	5.052	01/25/24	2,579,579
703,000	5.064	01/25/24	680,722
18,537,000	5.067	01/25/24	17,949,574
858,000	5.130	01/25/24	830,811
1,056,000	5.171	01/25/24	1,022,536
3,850,000	4.483	02/22/24	3,712,924
275,000	4.536	02/22/24	265,209
1,450,000	4.541	02/22/24	1,398,374
625,000	4.630	02/22/24	602,747
140,308,700	4.670	02/22/24	135,313,145
400,000	4.938	02/22/24	385,758
200,000	4.952	02/22/24	192,879
100,000	5.059	02/22/24	96,440
375,000	5.063	02/22/24	361,648
525,000	5.087	02/22/24	506,308
550,000	5.089	02/22/24	530,418
100,706,600	5.107	02/22/24	97,121,039
325,000	5.207	02/22/24	313,429
105,844,500	4.657	03/21/24	101,592,528
651,000	4.688	03/21/24	624,848
84,000	4.820	03/21/24	80,626
420,000	4.834	03/21/24	403,128
115,144,800	4.862	03/21/24	110,519,217
580,000	4.906	03/21/24	556,700
352,000	4.943	03/21/24	337,859
108,000	4.676	04/18/24	103,243
216,000	4.761	04/18/24	206,486
180,000	4.787	04/18/24	172,072
144,000	4.794	04/18/24	137,658
342,000	4.798	04/18/24	326,937
93,359,800	4.828	04/18/24	89,247,764
504,000	4.851	04/18/24	481,801
199,065,500	5.260	04/18/24	190,297,653
84,318,500	5.259	05/16/24	80,303,116

TOTAL U.S. TREASURY BILLS (Cost $4,975,801,218)			$4,971,760,290

U.S. Treasury Notes – 7.1%
U.S. Treasury Notes
$868,000	4.544%	09/15/23	$ 854,946
69,813,900	4.546	09/15/23	68,763,964
3,024,000	4.547	09/15/23	2,978,522
2,240,000	4.549	09/15/23	2,206,313
1,092,000	4.580	09/15/23	1,075,577
1,232,000	4.581	09/15/23	1,213,472

GOLDMAN SACHS ACCESS TREASURY 0-1 YEAR ETF

Schedule of Investments (continued)

May 31, 2023 (Unaudited)

Principal Amount	Interest Rate(a)	Maturity Date	Value

U.S. Treasury Notes – (continued)
U.S. Treasury Notes – (continued)
$504,000	4.591%	09/15/23	$ 496,420
84,000	4.604	09/15/23	82,737
112,000	4.613	09/15/23	110,316
280,000	4.623	09/15/23	275,789
1,120,000	4.625	09/15/23	1,103,156
1,044,000	4.629	09/15/23	1,028,299
252,000	4.642	09/15/23	248,210
504,000	4.650	09/15/23	496,420
196,000	4.656	09/15/23	193,052
616,000	4.668	09/15/23	606,736
588,000	4.678	09/15/23	579,157
168,000	4.679	09/15/23	165,473
280,000	4.682	09/15/23	275,789
532,000	4.685	09/15/23	523,999
174,000	4.689	09/15/23	171,383
1,204,000	4.690	09/15/23	1,185,893
348,000	4.695	09/15/23	342,766
112,000	4.709	09/15/23	110,316
756,000	4.711	09/15/23	744,630
28,000	4.717	09/15/23	27,579
196,000	4.723	09/15/23	193,052
1,092,000	4.725	09/15/23	1,075,577
168,000	4.728	09/15/23	165,473
144,000	4.732	09/15/23	141,834
196,000	4.734	09/15/23	193,052
16,772,000	4.736	09/15/23	16,519,765
168,000	4.740	09/15/23	165,473
448,000	4.747	09/15/23	441,263
406,000	4.753	09/15/23	399,894
1,334,000	4.757	09/15/23	1,313,938
56,000	4.766	09/15/23	55,158
493,000	4.775	09/15/23	485,586
145,000	4.779	09/15/23	142,819
232,000	4.785	09/15/23	228,511
576,000	4.789	09/15/23	567,338
308,000	4.796	09/15/23	303,368
700,000	4.801	09/15/23	689,473
868,000	4.822	09/15/23	854,946
588,000	4.824	09/15/23	579,157
1,624,000	4.845	09/15/23	1,599,577
4,312,000	4.858	09/15/23	4,247,152
224,000	4.861	09/15/23	220,631
3,360,000	4.882	09/15/23	3,309,469
560,000	4.893	09/15/23	551,578
196,000	4.898	09/15/23	193,052
1,036,000	4.903	09/15/23	1,020,420
112,000	4.908	09/15/23	110,316

Principal Amount	Interest Rate(a)	Maturity Date	Value

U.S. Treasury Notes – (continued)
U.S. Treasury Notes – (continued)
$168,000	4.932%	09/15/23	$ 165,473
196,000	4.965	09/15/23	193,052
364,000	4.970	09/15/23	358,526
780,000	4.972	09/15/23	768,270
1,400,000	4.988	09/15/23	1,378,945
224,000	4.990	09/15/23	220,631
476,000	5.014	09/15/23	468,841
280,000	5.017	09/15/23	275,789
336,000	5.033	09/15/23	330,947
252,000	5.046	09/15/23	248,210
308,000	5.065	09/15/23	303,368
2,016,000	5.066	09/15/23	1,985,681
532,000	5.070	09/15/23	523,999
720,000	5.072	09/15/23	709,172
784,000	5.077	09/15/23	772,209
14,028,000	5.091	09/15/23	13,817,032
616,000	5.093	09/15/23	606,736
324,000	5.097	09/15/23	319,127
588,000	5.100	09/15/23	579,157
112,000	5.104	09/15/23	110,316
224,000	5.107	09/15/23	220,631
420,000	5.122	09/15/23	413,684
448,000	5.135	09/15/23	441,263
420,000	5.137	09/15/23	413,684
224,000	5.162	09/15/23	220,631
532,000	5.168	09/15/23	523,999
364,000	5.221	09/15/23	358,526
448,000	5.253	09/15/23	441,263
146,597,800	4.761	12/15/23	142,600,719
264,000	4.799	12/15/23	256,802
1,880,000	4.861	12/15/23	1,828,741
440,000	4.862	12/15/23	428,003
528,000	4.864	12/15/23	513,604
352,000	4.876	12/15/23	342,403
1,232,000	4.886	12/15/23	1,198,409
352,000	4.922	12/15/23	342,403
9,800	4.967	12/15/23	9,533
294,000	4.984	12/15/23	285,984
836,000	5.020	12/15/23	813,206
378,000	5.079	12/15/23	367,694
462,000	5.089	12/15/23	449,403
798,000	5.101	12/15/23	776,242
3,024,000	5.113	12/15/23	2,941,549
1,080,000	5.117	12/15/23	1,050,553
51,709,300	5.118	12/15/23	50,299,414
21,042,000	5.131	12/15/23	20,468,277
1,005,000	5.154	12/15/23	977,598

GOLDMAN SACHS ACCESS TREASURY 0-1 YEAR ETF

Schedule of Investments (continued)

May 31, 2023 (Unaudited)

Principal Amount	Interest Rate(a)	Maturity Date	Value

U.S. Treasury Notes – (continued)
U.S. Treasury Notes – (continued)
$1,474,000	5.176%	12/15/23	$ 1,433,810
871,000	5.306	12/15/23	847,252
1,072,000	5.350	12/15/23	1,042,771

TOTAL U.S. TREASURY NOTES (Cost $378,822,364)			$ 378,072,318

TOTAL INVESTMENTS – 100.0% (Cost $5,354,623,582)			5,349,832,608

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.0%			646,136

NET ASSETS – 100.0%			$5,350,478,744

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted securities, or, for floating rate securities, the current reset rate, which is based upon current interest rate indices.

GOLDMAN SACHS ACCESS U.S. AGGREGATE BOND ETF

Schedule of Investments

May 31, 2023 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Securities – 32.5%
Federal Home Loan Mortgage Corporation
$264,706	4.500%	07/01/48	$ 258,752
240,887	2.500	11/01/50	208,852
1,949,215	2.000	05/01/51	1,607,287
2,790,884	2.500	05/01/51	2,385,594
929,934	2.500	11/01/51	796,006
10,950,337	2.000	03/01/52	9,000,618
7,831,671	2.000	03/01/52	6,440,370
1,253,355	2.000	03/01/52	1,030,555
9,828,934	2.000	05/01/52	8,082,434
206,121	4.500	05/01/52	199,237
508,290	2.000	07/01/52	417,898
3,878,123	3.000	08/01/52	3,477,603
27,725	2.500	01/01/53	23,716
249,702	5.000	01/01/53	245,710
895,188	5.000	02/01/53	880,887
822,161	5.000	04/01/53	813,164
Federal National Mortgage Association
1,000,000	1.750	07/02/24	966,104
5,000,000	1.500	TBA-15yr(a)	4,353,906
8,000,000	2.000	TBA-15yr(a)	7,159,375
2,000,000	2.500	TBA-15yr(a)	1,837,188
2,000,000	3.000	TBA-15yr(a)	1,884,063
2,640,423	3.500	07/01/45	2,474,261
67,214	4.500	06/01/48	66,002
362,051	4.500	07/01/48	355,526
26,016	5.000	12/01/48	26,015
47,827	4.500	01/01/49	46,798
39,328	4.500	08/01/49	38,625
666,887	4.500	08/01/49	654,990
195,743	5.000	12/01/49	194,945
28,886	4.500	01/01/50	28,317
120,765	4.500	03/01/50	118,186
109,192	5.000	04/01/50	110,839
1,588,684	2.500	06/01/50	1,377,605
53,339	4.500	10/01/50	52,322
81,405	4.500	10/01/50	79,187
102,315	2.500	02/01/51	88,079
538,214	2.500	03/01/51	464,273
685,247	2.500	09/01/51	591,259
2,739,472	2.500	10/01/51	2,362,750
1,237,577	2.500	11/01/51	1,067,319
1,603,666	2.500	11/01/51	1,382,954
7,847,166	2.000	02/01/52	6,453,085
6,969,948	2.500	04/01/52	5,959,961
85,903	2.000	10/01/52	70,599
799,091	5.000	10/01/52	785,920
995,578	5.000	11/01/52	979,459

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Securities – (continued)
Federal National Mortgage Association – (continued)
$40,452	2.500%	12/01/52	$ 34,603
1,322,278	5.000	02/01/53	1,301,161
448,924	5.000	03/01/53	441,749
397,030	5.000	03/01/53	390,689
197,755	5.000	04/01/53	194,595
9,185,265	5.000	04/01/53	9,038,473
597,457	5.000	05/01/53	587,908
3,900,000	1.500	TBA-30yr(a)	3,036,820
10,000,000	3.000	TBA-30yr(a)	8,864,063
9,000,000	3.500	TBA-30yr(a)	8,256,797
7,000,000	4.000	TBA-30yr(a)	6,607,344
1,000,000	4.500	TBA-30yr(a)	966,406
4,000,000	5.500	TBA-30yr(a)	3,989,375
Government National Mortgage Association
55,388	5.000	12/20/48	55,571
30,084	5.000	05/20/49	30,059
298,118	3.000	09/20/49	268,883
110,040	4.500	03/20/50	108,435
60,315	5.000	05/20/50	60,456
233,523	4.000	09/20/50	224,843
784,584	3.000	07/20/51	709,021
3,556,097	2.000	09/20/51	3,022,440
2,357,587	4.500	10/20/52	2,286,060
4,000,000	2.000	TBA-30yr(a)	3,385,625
8,000,000	2.500	TBA-30yr(a)	6,983,125
7,000,000	3.000	TBA-30yr(a)	6,294,531
6,000,000	3.500	TBA-30yr(a)	5,557,969
3,000,000	4.000	TBA-30yr(a)	2,847,187
1,000,000	5.000	TBA-30yr(a)	985,234
1,000,000	5.500	TBA-30yr(a)	997,266

TOTAL MORTGAGE-BACKED SECURITIES (Cost $156,925,891)			$155,425,283

U.S. Treasury Notes – 32.3%
U.S. Treasury Notes
$27,266,000	1.500%	10/31/24	$ 26,043,693
19,564,000	2.500	01/31/25	18,896,012
21,549,000	2.000	02/15/25	20,638,309
43,473,000	0.250	10/31/25	39,567,892
10,000,000	1.625	05/15/26	9,327,116
16,803,000	2.875	08/15/28	16,078,877
6,630,000	2.875	04/30/29	6,318,654
5,981,000	2.375	05/15/29	5,542,174
4,928,000	2.750	05/31/29	4,662,081
3,860,000	3.250	06/30/29	3,753,668

GOLDMAN SACHS ACCESS U.S. AGGREGATE BOND ETF

Schedule of Investments (continued)

May 31, 2023 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

U.S. Treasury Notes – (continued)
U.S. Treasury Notes – (continued)
$3,707,000	1.625%		08/15/29	$ 3,283,385

TOTAL U.S. TREASURY NOTES (Cost $156,327,626)				$154,111,861

Corporate Obligations – 20.1%
Aerospace & Defense – 0.5%
Boeing Co. (The)
$500,000	4.875%		05/01/25	$ 496,316
500,000	3.625		02/01/31	451,427
300,000	5.805		05/01/50	294,475
General Dynamics Corp.
215,000	3.625		04/01/30	201,846
Hexcel Corp.
40,000	4.200		02/15/27	38,044
Lockheed Martin Corp.
335,000	5.250		01/15/33	348,653
Northrop Grumman Corp.
40,000	4.030		10/15/47	33,437
Raytheon Technologies Corp.
200,000	3.950		08/16/25	195,944
100,000	2.375		03/15/32	82,829
30,000	4.450		11/16/38	27,812
60,000	4.875		10/15/40	56,527
400,000	2.820		09/01/51	264,731
Textron, Inc.
80,000	3.000		06/01/30	70,512

				2,562,553

Banks – 4.0%
American Express Co.
80,000	3.625		12/05/24	77,724
400,000	3.950		08/01/25	390,534
Bank of America Corp.
(SOFR + 0.690%)
425,000	0.976	(b)	04/22/25	407,621
(SOFR + 0.960%)
300,000	1.734	(b)	07/22/27	266,508
(3M U.S. T-Bill MMY + 1.040%)
200,000	3.419	(b)	12/20/28	184,054
(SOFR + 2.150%)
180,000	2.592	(b)	04/29/31	151,384
(US 5 Year CMT T-Note + 1.200%)
200,000	2.482	(b)	09/21/36	153,283
(3M U.S. T-Bill MMY + 2.076%)
264,000	4.244	(b)	04/24/38	233,294
100,000	7.750		05/14/38	118,784
Bank of America Corp., Series L
125,000	4.183		11/25/27	119,882
73,000	4.750		04/21/45	66,872

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Banks – (continued)
Bank of America Corp., MTN
$100,000	3.875%		08/01/25	$ 97,722
(SOFR + 1.010%)
100,000	1.197	(b)	10/24/26	89,834
(3M U.S. T-Bill MMY + 1.322%)
80,000	3.559	(b)	04/23/27	76,052
75,000	3.248		10/21/27	70,311
(SOFR + 2.040%)
900,000	4.948	(b)	07/22/28	891,650
(3M U.S. T-Bill MMY + 1.472%)
300,000	3.974	(b)	02/07/30	278,435
(3M U.S. T-Bill MMY + 1.252%)
200,000	2.496	(b)	02/13/31	167,808
(SOFR + 1.530%)
40,000	1.898	(b)	07/23/31	31,907
(SOFR + 1.930%)
700,000	2.676	(b)	06/19/41	480,659
(3M U.S. T-Bill MMY + 3.412%)
300,000	4.083	(b)	03/20/51	241,013
(SOFR + 1.880%)
60,000	2.831	(b)	10/24/51	38,251
Bank of America Corp.(b), Series N
(SOFR + 1.650%)
100,000	3.483		03/13/52	73,286
Bank of New York Mellon Corp. (The), MTN
300,000	2.800		05/04/26	284,257
155,000	1.650		01/28/31	123,339
646,000	1.800		07/28/31	510,788
Charles Schwab Corp. (The)
610,000	3.200		03/02/27	558,563
150,000	2.900		03/03/32	122,865
Citigroup, Inc.
(SOFR + 1.372%)
800,000	4.140	(b)	05/24/25	788,414
(SOFR + 0.765%)
100,000	1.122	(b)	01/28/27	89,445
(3M U.S. T-Bill MMY + 1.825%)
100,000	3.887	(b)	01/10/28	95,099
(SOFR + 1.887%)
300,000	4.658	(b)	05/24/28	294,714
(SOFR + 2.086%)
700,000	4.910	(b)	05/24/33	678,780
Comerica, Inc.
25,000	4.000		02/01/29	20,229
Fifth Third Bancorp
40,000	8.250		03/01/38	44,874

GOLDMAN SACHS ACCESS U.S. AGGREGATE BOND ETF

Schedule of Investments (continued)

May 31, 2023 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Banks – (continued)
JPMorgan Chase & Co.
(3M U.S. T-Bill MMY + 0.540%)
$300,000	0.824	%(b)	06/01/25	$ 285,264
(SOFR + 0.490%)
300,000	0.768	(b)	08/09/25	282,526
(3M U.S. T-Bill MMY + 1.585%)
165,000	2.005	(b)	03/13/26	155,405
40,000	7.625		10/15/26	43,114
(SOFR + 0.800%)
100,000	1.045	(b)	11/19/26	90,075
300,000	8.000		04/29/27	332,456
80,000	4.250		10/01/27	78,161
(3M U.S. T-Bill MMY + 1.599%)
400,000	3.782	(b)	02/01/28	380,793
(3M U.S. T-Bill MMY + 1.642%)
50,000	3.540	(b)	05/01/28	47,252
(3M U.S. T-Bill MMY + 1.592%)
40,000	4.452	(b)	12/05/29	38,682
(3M U.S. T-Bill MMY + 1.510%)
90,000	2.739	(b)	10/15/30	77,976
(3M U.S. T-Bill MMY + 3.790%)
342,000	4.493	(b)	03/24/31	329,582
(3M U.S. T-Bill MMY + 1.105%)
25,000	1.764	(b)	11/19/31	19,702
(SOFR + 1.180%)
300,000	2.545	(b)	11/08/32	245,718
(3M U.S. T-Bill MMY + 1.622%)
152,000	3.882	(b)	07/24/38	130,991
15,000	5.400		01/06/42	15,022
40,000	4.850		02/01/44	37,804
(3M U.S. T-Bill MMY + 1.642%)
40,000	3.964	(b)	11/15/48	32,281
(SOFR + 2.440%)
660,000	3.109	(b)	04/22/51	459,002
KeyCorp, MTN
120,000	4.100		04/30/28	105,028
80,000	2.550		10/01/29	60,899
(SOFRINDX + 2.060%)
250,000	4.789	(b)	06/01/33	215,757
M&T Bank Corp.(b)
(SOFR + 1.850%)
400,000	5.053		01/27/34	369,813
Manufacturers & Traders Trust Co.
280,000	3.400		08/17/27	239,667
Morgan Stanley
(SOFR + 0.525%)
40,000	0.790	(b)	05/30/25	37,966
(SOFR + 1.295%)
500,000	5.050	(b)	01/28/27	499,669

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Banks – (continued)
Morgan Stanley – (continued)
(SOFR + 1.360%)
$100,000	2.484	%(b)	09/16/36	$ 75,398
(SOFR + 1.485%)
300,000	3.217	(b)	04/22/42	225,541
80,000	4.300		01/27/45	69,184
75,000	4.375		01/22/47	65,601
Morgan Stanley, GMTN
340,000	3.700		10/23/24	331,886
120,000	4.350		09/08/26	116,373
(SOFR + 1.143%)
250,000	2.699	(b)	01/22/31	214,166
(SOFR + 1.178%)
200,000	2.239	(b)	07/21/32	160,083
Morgan Stanley, MTN
100,000	6.250		08/09/26	102,920
(SOFR + 1.430%)
300,000	2.802	(b)	01/25/52	193,255
Northern Trust Corp.
315,000	3.950		10/30/25	305,459
56,000	3.650		08/03/28	53,898
135,000	3.150		05/03/29	124,668
PNC Bank NA
300,000	2.700		10/22/29	258,001
PNC Financial Services Group, Inc. (The)
290,000	3.450		04/23/29	264,506
State Street Corp.
(SOFR + 0.560%)
40,000	1.684	(b)	11/18/27	35,749
(3M USD LIBOR + 1.030%)
50,000	4.141	(b)	12/03/29	47,975
100,000	2.200		03/03/31	81,082
(SOFR + 1.490%)
40,000	3.031	(b)	11/01/34	34,482
Synchrony Financial
150,000	3.950		12/01/27	129,436
100,000	2.875		10/28/31	71,780
Truist Financial Corp., MTN
80,000	3.875		03/19/29	71,765
US Bancorp, MTN
80,000	3.900		04/26/28	75,092
80,000	3.000		07/30/29	68,676
40,000	1.375		07/22/30	30,416
US Bancorp, Series V
300,000	2.375		07/22/26	274,010
US Bancorp, Series X
150,000	3.150		04/27/27	140,028

GOLDMAN SACHS ACCESS U.S. AGGREGATE BOND ETF

Schedule of Investments (continued)

May 31, 2023 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Banks – (continued)
US Bank NA
$300,000	2.050%		01/21/25	$ 283,796
Wells Fargo & Co.
(SOFR + 2.000%)
300,000	2.188	(b)	04/30/26	282,644
400,000	3.000		10/23/26	373,704
128,000	5.606		01/15/44	122,067
60,000	3.900		05/01/45	47,612
Wells Fargo & Co., MTN
(3M U.S. T-Bill MMY + 1.572%)
50,000	3.584	(b)	05/22/28	46,967
25,000	4.150		01/24/29	23,672
(SOFR + 1.262%)
400,000	2.572	(b)	02/11/31	337,026
(SOFR + 4.032%)
340,000	4.478	(b)	04/04/31	323,749
290,000	4.750		12/07/46	246,027
Wells Fargo Bank NA
300,000	6.600		01/15/38	329,268

				18,966,802

Basic Industry – 0.3%
CF Industries, Inc.
272,000	5.150		03/15/34	258,584
100,000	5.375		03/15/44	88,136
Dow Chemical Co. (The)
60,000	3.600		11/15/50	43,672
DuPont de Nemours, Inc.
400,000	5.419		11/15/48	392,114
FMC Corp.
302,000	4.500		10/01/49	236,524
Huntsman International LLC
70,000	4.500		05/01/29	63,793
Linde, Inc.
85,000	1.100		08/10/30	67,101
LYB International Finance III LLC
40,000	2.250		10/01/30	32,712
180,000	3.625		04/01/51	123,509
Mosaic Co. (The)
80,000	4.875		11/15/41	67,822
Sherwin-Williams Co. (The)
200,000	3.450		06/01/27	190,156

				1,564,123

Broadcasting – 0.0%
Fox Corp.
40,000	4.709		01/25/29	39,030
40,000	5.576		01/25/49	36,152

				75,182

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Brokerage – 0.3%
Affiliated Managers Group, Inc.
$130,000	3.300%	06/15/30	$ 109,678
CME Group, Inc.
375,000	3.000	03/15/25	362,415
Eaton Vance Corp.
50,000	3.500	04/06/27	46,965
Intercontinental Exchange, Inc.
185,000	2.100	06/15/30	155,332
482,000	4.600	03/15/33	470,985
Jefferies Financial Group, Inc.
40,000	4.850	01/15/27	39,389
40,000	4.150	01/23/30	36,184
200,000	6.250	01/15/36	201,415
20,000	6.500	01/20/43	19,759
Morgan Stanley Domestic Holdings, Inc.
80,000	4.500	06/20/28	78,326

			1,520,448

Capital Goods – 0.7%
3M Co.
250,000	3.050	04/15/30	222,450
Carrier Global Corp.
100,000	3.577	04/05/50	71,944
Caterpillar Financial Services Corp., MTN
400,000	3.400	05/13/25	389,491
Caterpillar, Inc.
50,000	3.803	08/15/42	43,360
230,000	3.250	04/09/50	178,429
CNH Industrial Capital LLC
50,000	1.450	07/15/26	44,451
Cummins, Inc.
411,000	2.600	09/01/50	260,290
Deere & Co.
25,000	3.900	06/09/42	22,339
40,000	2.875	09/07/49	29,622
25,000	3.750	04/15/50	21,764
Emerson Electric Co.
45,000	1.950	10/15/30	37,460
15,000	6.000	08/15/32	15,986
Fortive Corp.
15,000	4.300	06/15/46	11,950
Honeywell International, Inc.
100,000	2.700	08/15/29	90,667
188,000	1.950	06/01/30	158,564
Illinois Tool Works, Inc.
115,000	3.900	09/01/42	100,439
John Deere Capital Corp., MTN
300,000	4.750	01/20/28	303,514
35,000	2.800	07/18/29	31,847

GOLDMAN SACHS ACCESS U.S. AGGREGATE BOND ETF

Schedule of Investments (continued)

May 31, 2023 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Capital Goods – (continued)
John Deere Capital Corp., MTN – (continued)
$80,000	2.450%	01/09/30	$ 70,430
Leggett & Platt, Inc.
80,000	4.400	03/15/29	76,980
100,000	3.500	11/15/51	72,077
Otis Worldwide Corp.
60,000	2.293	04/05/27	54,804
Regal Rexnord Corp.(c)
200,000	6.400	04/15/33	197,571
Republic Services, Inc.
150,000	2.375	03/15/33	122,734
Trane Technologies Luxembourg Finance SA
50,000	3.800	03/21/29	47,193
Waste Management, Inc.
50,000	0.750	11/15/25	45,162
50,000	2.500	11/15/50	31,392
Westinghouse Air Brake Technologies Corp.
133,000	3.450	11/15/26	125,356
415,000	4.950	09/15/28	404,390
WW Grainger, Inc.
100,000	1.850	02/15/25	95,094
60,000	4.600	06/15/45	55,861
100,000	3.750	05/15/46	79,847
Xylem, Inc.
15,000	3.250	11/01/26	14,265

			3,527,723

Communications – 0.9%
Charter Communications Operating LLC / Charter Communications Operating Capital
190,000	4.908	07/23/25	186,837
140,000	3.750	02/15/28	128,352
82,000	4.200	03/15/28	76,922
90,000	5.050	03/30/29	86,337
40,000	2.800	04/01/31	32,036
130,000	6.384	10/23/35	126,152
300,000	5.375	04/01/38	254,149
240,000	6.484	10/23/45	217,562
60,000	5.750	04/01/48	49,827
40,000	5.125	07/01/49	30,610
40,000	6.834	10/23/55	37,224
100,000	3.850	04/01/61	59,249
60,000	4.400	12/01/61	39,220
Comcast Corp.
500,000	3.950	10/15/25	491,763
500,000	4.250	01/15/33	478,157
300,000	2.887	11/01/51	198,048
Omnicom Group, Inc.
511,000	2.450	04/30/30	430,672

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Communications – (continued)
Omnicom Group, Inc. – (continued)
$80,000	4.200%	06/01/30	$ 75,777
Time Warner Cable Enterprises LLC
115,000	8.375	07/15/33	127,689
Time Warner Cable LLC
115,000	6.750	06/15/39	108,918
15,000	5.875	11/15/40	12,991
15,000	5.500	09/01/41	12,414
TWDC Enterprises 18 Corp.
15,000	4.375	08/16/41	13,485
TWDC Enterprises 18 Corp., GMTN
15,000	4.125	06/01/44	12,981
TWDC Enterprises 18 Corp., MTN
250,000	2.950	06/15/27	236,434
Walt Disney Co. (The)
400,000	1.750	08/30/24	383,973
80,000	2.000	09/01/29	68,639
80,000	3.800	03/22/30	75,849
90,000	3.500	05/13/40	73,921
15,000	4.750	09/15/44	13,979
50,000	3.600	01/13/51	38,641

			4,178,808

Consumer Cyclical – 1.5%
Amazon.com, Inc.
500,000	3.300	04/13/27	482,207
250,000	3.150	08/22/27	238,916
100,000	2.100	05/12/31	84,617
80,000	4.050	08/22/47	70,739
15,000	2.500	06/03/50	9,774
200,000	3.950	04/13/52	171,708
75,000	4.250	08/22/57	66,664
50,000	2.700	06/03/60	31,834
Costco Wholesale Corp.
40,000	3.000	05/18/27	38,274
DR Horton, Inc.
80,000	2.500	10/15/24	76,881
90,000	2.600	10/15/25	84,550
100,000	1.400	10/15/27	86,149
General Motors Co.
400,000	5.600	10/15/32	386,072
General Motors Financial Co., Inc.
500,000	6.050	10/10/25	503,950
Home Depot, Inc. (The)
250,000	2.800	09/14/27	234,555
300,000	4.500	09/15/32	297,758
237,000	3.125	12/15/49	168,819
300,000	3.625	04/15/52	233,413

GOLDMAN SACHS ACCESS U.S. AGGREGATE BOND ETF

Schedule of Investments (continued)

May 31, 2023 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Consumer Cyclical – (continued)
Las Vegas Sands Corp.
$473,000	3.900%	08/08/29	$ 419,726
Marriott International, Inc., Series EE
50,000	5.750	05/01/25	50,600
Mastercard, Inc.
60,000	2.000	03/03/25	57,375
15,000	3.300	03/26/27	14,452
100,000	3.950	02/26/48	87,517
50,000	3.850	03/26/50	42,726
McDonald’s Corp., MTN
200,000	3.500	07/01/27	191,905
45,000	4.700	12/09/35	43,849
60,000	4.450	09/01/48	53,086
MDC Holdings, Inc.
434,000	2.500	01/15/31	336,860
40,000	6.000	01/15/43	35,050
NIKE, Inc.
20,000	3.375	03/27/50	15,938
O’Reilly Automotive, Inc.
80,000	4.200	04/01/30	75,895
PulteGroup, Inc.
264,000	6.375	05/15/33	273,413
Starbucks Corp.
250,000	3.800	08/15/25	244,825
30,000	3.750	12/01/47	23,469
Tapestry, Inc.
33,000	4.125	07/15/27	31,268
Toyota Motor Credit Corp.
100,000	0.625	09/13/24	94,653
40,000	3.650	01/08/29	38,143
Toyota Motor Credit Corp., MTN
300,000	0.800	01/09/26	271,724
100,000	1.150	08/13/27	87,527
80,000	3.375	04/01/30	74,005
Visa, Inc.
40,000	1.900	04/15/27	36,895
135,000	0.750	08/15/27	118,702
405,000	2.750	09/15/27	382,035
40,000	4.300	12/14/45	37,017
Walmart, Inc.
340,000	2.850	07/08/24	332,434
200,000	2.650	09/22/51	139,878
Western Union Co. (The)
50,000	1.350	03/15/26	44,374

			6,922,221

Consumer Noncyclical – 1.7%
Abbott Laboratories
60,000	3.875	09/15/25	58,993

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Consumer Noncyclical – (continued)
Abbott Laboratories – (continued)
$150,000	4.750%	11/30/36	$ 151,561
100,000	6.000	04/01/39	111,463
40,000	4.750	04/15/43	39,210
AbbVie, Inc.
600,000	2.950	11/21/26	566,764
100,000	4.625	10/01/42	88,337
200,000	4.400	11/06/42	175,434
200,000	4.700	05/14/45	180,185
150,000	4.250	11/21/49	127,550
Agilent Technologies, Inc.
100,000	2.750	09/15/29	88,755
Altria Group, Inc.
115,000	3.400	05/06/30	101,638
40,000	4.500	05/02/43	31,470
40,000	5.375	01/31/44	37,108
75,000	3.875	09/16/46	52,050
150,000	5.950	02/14/49	139,263
55,000	4.450	05/06/50	39,969
Amgen, Inc.
200,000	3.625	05/22/24	196,361
200,000	2.600	08/19/26	186,940
200,000	2.200	02/21/27	183,993
500,000	5.250	03/02/33	501,926
400,000	5.600	03/02/43	398,000
200,000	4.663	06/15/51	176,613
Bristol-Myers Squibb Co.
300,000	0.750	11/13/25	274,414
300,000	3.200	06/15/26	289,399
50,000	3.250	02/27/27	48,342
Centene Corp.
400,000	4.250	12/15/27	377,912
Elevance Health, Inc.
300,000	5.500	10/15/32	311,516
Eli Lilly & Co.
15,000	3.100	05/15/27	14,321
102,000	3.375	03/15/29	96,843
Equifax, Inc.
40,000	3.250	06/01/26	37,991
100,000	2.350	09/15/31	79,922
Gilead Sciences, Inc.
479,000	2.800	10/01/50	320,048
Johnson & Johnson
76,000	0.550	09/01/25	69,985
15,000	0.950	09/01/27	13,195
90,000	2.900	01/15/28	85,704
170,000	6.950	09/01/29	197,185
40,000	1.300	09/01/30	33,118

GOLDMAN SACHS ACCESS U.S. AGGREGATE BOND ETF

Schedule of Investments (continued)

May 31, 2023 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Consumer Noncyclical – (continued)
Johnson & Johnson – (continued)
$25,000	3.625%	03/03/37	$ 22,728
40,000	2.100	09/01/40	27,946
25,000	4.500	12/05/43	24,463
35,000	3.700	03/01/46	30,344
Kroger Co. (The)
25,000	3.875	10/15/46	19,454
Medtronic, Inc.
50,000	4.375	03/15/35	48,639
Merck & Co., Inc.
150,000	1.700	06/10/27	135,937
100,000	3.600	09/15/42	84,165
250,000	3.700	02/10/45	211,183
Mylan, Inc.
210,000	5.400	11/29/43	167,499
135,000	5.200	04/15/48	101,915
Pfizer, Inc.
290,000	0.800	05/28/25	269,146
245,000	4.000	12/15/36	228,856
10,000	4.100	09/15/38	9,179
40,000	2.700	05/28/50	27,779
Philip Morris International, Inc.
40,000	3.250	11/10/24	38,958
450,000	5.125	11/17/27	455,221
50,000	5.750	11/17/32	51,344
15,000	4.375	11/15/41	12,594
15,000	4.875	11/15/43	13,124
10,000	4.250	11/10/44	8,042
Royalty Pharma PLC
200,000	1.750	09/02/27	173,136
Utah Acquisition Sub, Inc.
75,000	5.250	06/15/46	57,281
Viatris, Inc.
150,000	2.700	06/22/30	120,468
15,000	4.000	06/22/50	9,631
Walgreens Boots Alliance, Inc.
40,000	4.800	11/18/44	33,329
15,000	4.650	06/01/46	12,395
Wyeth LLC
10,000	6.500	02/01/34	11,322

			8,289,556

Consumer Products – 0.3%
Clorox Co. (The)
747,000	4.600	05/01/32	736,181
Colgate-Palmolive Co., MTN
40,000	4.000	08/15/45	36,411
15,000	3.700	08/01/47	13,067

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Consumer Products – (continued)
Haleon US Capital LLC
$250,000	4.000%	03/24/52	$ 202,846
Procter & Gamble Co. (The)
40,000	0.550	10/29/25	36,524
40,000	1.000	04/23/26	36,414
300,000	2.450	11/03/26	282,323
15,000	2.850	08/11/27	14,250

			1,358,016

Electric – 2.0%
AEP Texas, Inc., Series G
100,000	4.150	05/01/49	80,413
AEP Transmission Co. LLC
100,000	3.750	12/01/47	79,215
AEP Transmission Co. LLC, Series M
110,000	3.650	04/01/50	85,054
Alabama Power Co., Series 20-A
15,000	1.450	09/15/30	11,934
Alabama Power Co., Series A
100,000	4.300	07/15/48	84,636
American Electric Power Co., Inc.
300,000	2.300	03/01/30	249,066
40,000	3.250	03/01/50	26,957
American Electric Power Co., Inc., Series J
36,000	4.300	12/01/28	34,883
Black Hills Corp.
20,000	2.500	06/15/30	16,592
Cleco Corporate Holdings LLC
80,000	3.375	09/15/29	68,925
Cleco Power LLC
15,000	6.000	12/01/40	14,854
CMS Energy Corp.(b)
(US 5 Year CMT T-Note + 4.116%)
150,000	4.750	06/01/50	132,375
Commonwealth Edison Co.
300,000	3.650	06/15/46	233,869
Commonwealth Edison Co., Series 123
40,000	3.750	08/15/47	31,742
Consolidated Edison Co. of New York, Inc.
170,000	3.850	06/15/46	132,652
40,000	4.625	12/01/54	34,255
100,000	4.500	05/15/58	82,932
Consolidated Edison Co. of New York, Inc., Series 08-B
10,000	6.750	04/01/38	11,310
Consolidated Edison Co. of New York, Inc., Series 12-A
40,000	4.200	03/15/42	34,046
Consolidated Edison Co. of New York, Inc., Series A
15,000	4.125	05/15/49	12,276

GOLDMAN SACHS ACCESS U.S. AGGREGATE BOND ETF

Schedule of Investments (continued)

May 31, 2023 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Electric – (continued)
Dominion Energy, Inc.
$80,000	4.250%	06/01/28	$ 77,223
Dominion Energy, Inc., Series C
300,000	3.375	04/01/30	268,715
DTE Electric Co.
15,000	3.700	03/15/45	11,788
DTE Electric Co., Series A
40,000	4.000	04/01/43	33,117
DTE Energy Co.(d), Series C
60,000	2.529	10/01/24	57,695
Duke Energy Carolinas LLC
350,000	3.700	12/01/47	269,928
50,000	3.950	03/15/48	40,454
Duke Energy Corp.
300,000	3.750	09/01/46	223,690
Duke Energy Florida LLC
25,000	3.400	10/01/46	18,460
Duke Energy Indiana LLC
50,000	6.350	08/15/38	55,829
40,000	6.450	04/01/39	43,767
Duke Energy Progress LLC
100,000	3.450	03/15/29	92,995
15,000	4.100	05/15/42	12,829
Edison International
485,000	5.750	06/15/27	488,577
Entergy Corp.
50,000	2.800	06/15/30	42,849
Entergy Louisiana LLC
250,000	0.950	10/01/24	236,251
230,000	4.200	04/01/50	191,594
Entergy Texas, Inc.
85,000	1.750	03/15/31	67,513
Evergy Kansas Central, Inc.
40,000	4.250	12/01/45	33,464
250,000	5.700	03/15/53	252,005
Evergy Metro, Inc.
200,000	4.200	03/15/48	162,041
Evergy Metro, Inc., Series 2019
15,000	4.125	04/01/49	12,083
Eversource Energy
60,000	3.450	01/15/50	43,526
Exelon Corp.
100,000	4.450	04/15/46	83,999
Florida Power & Light Co.
80,000	4.950	06/01/35	79,469
300,000	5.690	03/01/40	314,159
15,000	4.125	02/01/42	13,033
140,000	4.050	10/01/44	118,620

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Electric – (continued)
Georgia Power Co., Series B
$400,000	2.650%	09/15/29	$ 348,540
15,000	3.700	01/30/50	11,302
Interstate Power and Light Co.
200,000	2.300	06/01/30	166,780
40,000	3.500	09/30/49	28,752
National Rural Utilities Cooperative Finance Corp.
40,000	2.400	03/15/30	34,069
100,000	2.750	04/15/32	83,964
300,000	4.023	11/01/32	279,476
NiSource, Inc.
100,000	1.700	02/15/31	78,529
Northern States Power Co.
200,000	4.500	06/01/52	178,963
NSTAR Electric Co.
15,000	3.200	05/15/27	14,199
100,000	3.950	04/01/30	94,770
Ohio Power Co., Series D
15,000	6.600	03/01/33	16,518
Pacific Gas and Electric Co.
100,000	3.450	07/01/25	95,135
200,000	2.100	08/01/27	172,534
210,000	4.300	03/15/45	150,385
150,000	4.000	12/01/46	101,587
PPL Capital Funding, Inc.
25,000	5.000	03/15/44	21,657
Public Service Electric and Gas Co., MTN
100,000	1.900	08/15/31	80,482
300,000	3.800	03/01/46	240,519
100,000	3.000	03/01/51	69,222
Public Service Enterprise Group, Inc.
40,000	2.450	11/15/31	32,461
Puget Sound Energy, Inc.
205,000	4.223	06/15/48	172,464
Sempra Energy
400,000	3.800	02/01/38	332,712
100,000	4.000	02/01/48	77,837
Southern California Edison Co.
40,000	2.850	08/01/29	35,086
Southern Co. (The)
110,000	5.113	08/01/27	109,906
250,000	4.400	07/01/46	208,330
Southern Co. (The)(b), Series 21-A
(US 5 Year CMT T-Note + 2.915%)
100,000	3.750	09/15/51	85,029
Southern Co. Gas Capital Corp.
15,000	3.950	10/01/46	11,494
100,000	4.400	05/30/47	82,201

GOLDMAN SACHS ACCESS U.S. AGGREGATE BOND ETF

Schedule of Investments (continued)

May 31, 2023 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Electric – (continued)
Southwestern Electric Power Co., Series L
$100,000	3.850%	02/01/48	$ 74,783
Tucson Electric Power Co.
300,000	4.850	12/01/48	266,792
Union Electric Co.
100,000	3.500	03/15/29	93,185
Virginia Electric and Power Co., Series A
100,000	3.500	03/15/27	95,547
Virginia Electric and Power Co., Series B
100,000	6.000	01/15/36	104,988
Virginia Electric and Power Co., Series C
150,000	4.000	11/15/46	118,846
Xcel Energy, Inc.
400,000	1.750	03/15/27	357,518

			9,330,221

Energy – 1.5%
Baker Hughes Holdings LLC / Baker Hughes Co.-Obligor, Inc.
185,000	4.080	12/15/47	145,861
Boardwalk Pipelines LP
100,000	4.800	05/03/29	96,772
BP Capital Markets America, Inc.
300,000	4.234	11/06/28	295,313
Cheniere Corpus Christi Holdings LLC
80,000	5.875	03/31/25	80,100
40,000	5.125	06/30/27	39,650
300,000	2.742	12/31/39	239,976
Chevron Corp.
300,000	3.326	11/17/25	293,531
Chevron USA, Inc.
200,000	2.343	08/12/50	126,073
ConocoPhillips Co.
250,000	3.758	03/15/42	207,111
Devon Energy Corp.
9,000	4.500	01/15/30	8,476
Energy Transfer LP
140,000	3.750	05/15/30	126,481
75,000	6.125	12/15/45	70,040
225,000	5.300	04/15/47	190,485
55,000	6.250	04/15/49	52,345
Enterprise Products Operating LLC
100,000	2.800	01/31/30	88,034
160,000	4.850	08/15/42	145,062
60,000	4.200	01/31/50	48,779
15,000	3.950	01/31/60	11,179
Enterprise Products Operating LLC, Series D
80,000	6.875	03/01/33	90,395
EOG Resources, Inc.
60,000	3.900	04/01/35	54,390

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Energy – (continued)
Exxon Mobil Corp.
$75,000	2.709%	03/06/25	$ 72,443
200,000	2.275	08/16/26	187,689
200,000	4.227	03/19/40	182,949
Halliburton Co.
50,000	5.000	11/15/45	44,332
Hess Corp.
120,000	4.300	04/01/27	116,336
55,000	6.000	01/15/40	54,312
75,000	5.600	02/15/41	70,416
100,000	5.800	04/01/47	95,616
Kinder Morgan Energy Partners LP
300,000	7.300	08/15/33	327,055
Kinder Morgan, Inc.
40,000	4.300	06/01/25	39,289
56,000	2.000	02/15/31	44,349
200,000	5.200	03/01/48	171,702
Magellan Midstream Partners LP
300,000	4.200	10/03/47	220,098
Marathon Oil Corp.
300,000	6.800	03/15/32	310,933
MPLX LP
100,000	4.875	12/01/24	98,984
200,000	1.750	03/01/26	182,446
476,000	2.650	08/15/30	400,007
140,000	4.700	04/15/48	112,672
100,000	5.500	02/15/49	89,089
NOV, Inc.
15,000	3.950	12/01/42	10,790
ONEOK Partners LP
15,000	6.650	10/01/36	15,205
ONEOK, Inc.
80,000	2.200	09/15/25	74,141
100,000	3.400	09/01/29	88,227
25,000	6.350	01/15/31	25,653
140,000	5.200	07/15/48	116,952
Ovintiv, Inc.
40,000	7.375	11/01/31	42,806
65,000	6.500	08/15/34	65,462
Phillips 66 Co.
250,000	3.550	10/01/26	236,465
Plains All American Pipeline LP / PAA Finance Corp.
90,000	3.600	11/01/24	87,387
50,000	4.650	10/15/25	49,101
40,000	4.500	12/15/26	38,696
92,000	3.550	12/15/29	81,310
35,000	6.700	05/15/36	35,014
40,000	6.650	01/15/37	40,217

GOLDMAN SACHS ACCESS U.S. AGGREGATE BOND ETF

Schedule of Investments (continued)

May 31, 2023 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Energy – (continued)
Plains All American Pipeline LP / PAA Finance Corp. – (continued)
$15,000	4.700%	06/15/44	$ 11,598
Sabine Pass Liquefaction LLC
120,000	5.750	05/15/24	119,775
110,000	5.625	03/01/25	109,970
120,000	4.200	03/15/28	114,300
15,000	4.500	05/15/30	14,156
Spectra Energy Partners LP
125,000	3.375	10/15/26	118,308
Transcontinental Gas Pipe Line Co. LLC
50,000	5.400	08/15/41	47,757
40,000	3.950	05/15/50	30,545
Valero Energy Corp.
200,000	3.400	09/15/26	190,835
15,000	4.900	03/15/45	13,163
60,000	3.650	12/01/51	40,967
Williams Cos., Inc. (The)
200,000	3.750	06/15/27	190,730
15,000	6.300	04/15/40	15,559

			7,255,859

Financial Company – 0.2%
Air Lease Corp.
300,000	2.200	01/15/27	265,266
Aircastle Ltd.
15,000	4.250	06/15/26	14,127
Blackstone Private Credit Fund
150,000	3.250	03/15/27	128,671
GE Capital Funding LLC
300,000	4.550	05/15/32	290,992
GE Capital International Funding Co. Unlimited
200,000	4.418	11/15/35	189,991
Lazard Group LLC
110,000	4.500	09/19/28	103,411

			992,458

Food and Beverage – 0.6%
Coca-Cola Co. (The)
155,000	1.750	09/06/24	149,939
50,000	2.250	01/05/32	42,706
593,000	3.000	03/05/51	443,929
Conagra Brands, Inc.
100,000	1.375	11/01/27	85,582
Constellation Brands, Inc.
40,000	3.150	08/01/29	36,114
291,000	4.750	05/09/32	283,414
Hershey Co. (The)
40,000	3.375	08/15/46	30,737
100,000	3.125	11/15/49	73,357

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Food and Beverage – (continued)
J M Smucker Co. (The)
$40,000	2.125%	03/15/32	$ 32,271
15,000	4.375	03/15/45	12,926
100,000	3.550	03/15/50	73,021
Kellogg Co.
100,000	4.500	04/01/46	88,620
Keurig Dr Pepper, Inc.
100,000	4.420	12/15/46	84,910
300,000	4.500	04/15/52	258,251
Kraft Heinz Foods Co.
159,000	3.000	06/01/26	151,152
40,000	3.875	05/15/27	38,751
80,000	3.750	04/01/30	74,626
22,000	5.000	07/15/35	21,691
285,000	5.200	07/15/45	270,438
110,000	4.375	06/01/46	92,512
40,000	4.875	10/01/49	36,229
Molson Coors Beverage Co.
120,000	4.200	07/15/46	96,718
PepsiCo, Inc.
300,000	3.500	07/17/25	292,328
146,000	2.750	03/19/30	131,902
Sysco Corp.
80,000	2.400	02/15/30	68,616

			2,970,740

Hardware – 0.1%
Micron Technology, Inc.
150,000	6.750	11/01/29	156,750
370,000	3.366	11/01/41	253,256

			410,006

Healthcare – 1.0%
Aetna, Inc.
40,000	4.750	03/15/44	35,402
Bio-Rad Laboratories, Inc.
100,000	3.700	03/15/32	88,134
Cigna Group (The)
400,000	4.375	10/15/28	389,545
CVS Health Corp.
200,000	3.250	08/15/29	180,755
250,000	3.750	04/01/30	230,071
76,000	1.750	08/21/30	61,187
280,000	4.780	03/25/38	260,015
370,000	5.050	03/25/48	335,123
100,000	4.250	04/01/50	80,972
Elevance Health, Inc.
150,000	2.550	03/15/31	127,297
15,000	4.650	08/15/44	13,429
40,000	4.850	08/15/54	34,338

GOLDMAN SACHS ACCESS U.S. AGGREGATE BOND ETF

Schedule of Investments (continued)

May 31, 2023 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Healthcare – (continued)
Evernorth Health, Inc.
$120,000	4.500%	02/25/26	$ 118,604
HCA, Inc.
70,000	5.875	02/15/26	70,262
46,000	5.250	06/15/26	45,540
90,000	5.375	09/01/26	89,775
40,000	4.500	02/15/27	38,925
25,000	5.625	09/01/28	25,219
785,000	5.875	02/01/29	796,775
75,000	4.125	06/15/29	69,690
50,000	3.500	09/01/30	44,159
40,000	5.500	06/15/47	36,701
Humana, Inc.
100,000	2.150	02/03/32	79,390
McKesson Corp.
200,000	3.950	02/16/28	193,260
Quest Diagnostics, Inc.
100,000	2.800	06/30/31	85,826
UnitedHealth Group, Inc.
250,000	4.625	07/15/35	245,374
250,000	4.750	07/15/45	235,290
450,000	3.750	10/15/47	360,092
25,000	2.900	05/15/50	17,383
300,000	5.200	04/15/63	295,960

			4,684,493

Insurance – 0.7%
American International Group, Inc.
50,000	3.900	04/01/26	48,524
Aon Global Ltd.
100,000	4.600	06/14/44	87,417
Arch Capital Group Ltd.
90,000	3.635	06/30/50	65,885
Arch Capital Group US, Inc.
40,000	5.144	11/01/43	36,157
Assurant, Inc.
100,000	2.650	01/15/32	76,550
AXIS Specialty Finance LLC
40,000	3.900	07/15/29	37,139
Berkshire Hathaway Finance Corp.
150,000	4.250	01/15/49	135,412
Berkshire Hathaway, Inc.
350,000	3.125	03/15/26	339,866
Brighthouse Financial, Inc.
40,000	5.625	05/15/30	37,671
75,000	4.700	06/22/47	55,054
Chubb INA Holdings, Inc.
150,000	3.350	05/03/26	146,164
100,000	1.375	09/15/30	79,553

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Insurance – (continued)
CNO Financial Group, Inc.
$200,000	5.250%		05/30/29	$ 189,750
Fidelity National Financial, Inc.
230,000	3.400		06/15/30	199,406
Hartford Financial Services Group, Inc. (The)
30,000	3.600		08/19/49	22,406
Jackson Financial, Inc.
100,000	3.125		11/23/31	77,700
Marsh & McLennan Cos., Inc.
80,000	3.500		06/03/24	78,454
100,000	2.375		12/15/31	82,084
100,000	4.350		01/30/47	84,547
MetLife, Inc.
15,000	4.125		08/13/42	12,321
80,000	4.600		05/13/46	70,003
PartnerRe Finance B LLC
150,000	3.700		07/02/29	140,497
(US 5 Year CMT T-Note + 3.815%)
300,000	4.500	(b)	10/01/50	248,130
Prudential Financial, Inc.
40,000	3.935		12/07/49	31,275
Prudential Financial, Inc., MTN
15,000	6.625		06/21/40	16,333
15,000	4.350		02/25/50	12,562
60,000	3.700		03/13/51	45,071
Radian Group, Inc.
250,000	4.500		10/01/24	242,500
Reinsurance Group of America, Inc.
430,000	3.900		05/15/29	397,457
Travelers Cos., Inc. (The)
150,000	3.750		05/15/46	120,266
Voya Financial, Inc.(b)
(3M USD LIBOR + 2.084%)
40,000	4.700		01/23/48	32,674
W R Berkley Corp.
40,000	4.750		08/01/44	35,195
Willis North America, Inc.
200,000	5.050		09/15/48	171,228

				3,455,251

Metals – 0.2%
Nucor Corp.
500,000	3.950		05/23/25	490,285
Steel Dynamics, Inc.
80,000	3.450		04/15/30	71,300
145,000	3.250		01/15/31	126,513

				688,098

GOLDMAN SACHS ACCESS U.S. AGGREGATE BOND ETF

Schedule of Investments (continued)

May 31, 2023 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
REITs and Real Estate – 0.8%
Alexandria Real Estate Equities, Inc.
$100,000	3.375%	08/15/31	$ 86,134
Brandywine Operating Partnership LP
100,000	3.950	11/15/27	73,333
CBRE Services, Inc.
129,000	2.500	04/01/31	103,652
Corporate Office Properties LP
490,000	2.750	04/15/31	364,748
Digital Realty Trust LP
40,000	3.700	08/15/27	36,612
Equinix, Inc.
95,000	3.000	07/15/50	61,188
GLP Capital LP / GLP Financing II, Inc.
50,000	3.350	09/01/24	48,263
90,000	5.250	06/01/25	88,054
40,000	5.750	06/01/28	39,005
255,000	4.000	01/15/30	223,002
72,000	4.000	01/15/31	62,254
Healthcare Realty Holdings LP
410,000	2.000	03/15/31	316,471
Life Storage LP
140,000	2.400	10/15/31	111,494
Mid-America Apartments LP
100,000	2.875	09/15/51	63,794
Prologis LP
80,000	4.000	09/15/28	77,339
200,000	2.250	04/15/30	170,205
40,000	1.250	10/15/30	31,089
120,000	2.125	10/15/50	66,627
Public Storage
60,000	3.094	09/15/27	56,392
Realty Income Corp.
200,000	5.625	10/13/32	204,732
Sabra Health Care LP
85,000	5.125	08/15/26	80,240
100,000	3.200	12/01/31	74,064
Simon Property Group LP
200,000	2.450	09/13/29	169,954
100,000	2.200	02/01/31	80,629
10,000	6.750	02/01/40	10,828
250,000	5.850	03/08/53	245,932
UDR, Inc., MTN
100,000	1.900	03/15/33	73,687
Vornado Realty LP
220,000	3.500	01/15/25	203,383
Welltower OP LLC
200,000	4.000	06/01/25	193,919

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
REITs and Real Estate – (continued)
Welltower OP LLC – (continued)
$200,000	4.250%	04/15/28	$ 190,568

			3,607,592

Revenue – 0.1%
California Institute of Technology
15,000	3.650	09/01/19	10,204
Hackensack Meridian Health, Inc., Series 2020
15,000	2.675	09/01/41	10,531
Stanford Health Care
100,000	3.027	08/15/51	69,395
University of Chicago (The), Series 20B
40,000	2.761	04/01/45	30,988
Yale University, Series 2020
190,000	1.482	04/15/30	156,164
80,000	2.402	04/15/50	51,829

			329,111

Software – 0.3%
Oracle Corp.
800,000	2.300	03/25/28	709,197
500,000	4.900	02/06/33	482,472
300,000	3.600	04/01/40	227,760
Salesforce, Inc.
20,000	2.900	07/15/51	13,739

			1,433,168

Technology – 1.2%
Adobe, Inc.
40,000	2.300	02/01/30	35,296
Alphabet, Inc.
150,000	2.250	08/15/60	89,965
Apple, Inc.
90,000	3.450	05/06/24	88,498
400,000	1.800	09/11/24	385,049
50,000	3.200	05/13/25	48,774
40,000	2.450	08/04/26	37,829
15,000	3.350	02/09/27	14,622
15,000	3.200	05/11/27	14,473
60,000	2.900	09/12/27	57,100
40,000	1.650	02/08/31	33,380
45,000	4.500	02/23/36	46,176
80,000	3.850	05/04/43	71,070
80,000	4.450	05/06/44	78,397
300,000	4.650	02/23/46	298,140
50,000	3.750	11/13/47	42,796
300,000	2.650	02/08/51	204,926
160,000	2.550	08/20/60	103,901
Applied Materials, Inc.
125,000	3.900	10/01/25	122,726
256,000	3.300	04/01/27	246,692

GOLDMAN SACHS ACCESS U.S. AGGREGATE BOND ETF

Schedule of Investments (continued)

May 31, 2023 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Technology – (continued)
Broadcom, Inc.
$300,000	4.110%		09/15/28	$ 285,206
90,000	3.469	(c)	04/15/34	73,814
60,000	3.187	(c)	11/15/36	44,890
160,000	3.500	(c)	02/15/41	118,337
Corning, Inc.
125,000	5.350		11/15/48	120,824
45,000	4.375		11/15/57	36,324
Fiserv, Inc.
235,000	4.400		07/01/49	194,132
Hewlett Packard Enterprise Co.
100,000	6.350		10/15/45	102,205
International Business Machines Corp.
15,000	5.875		11/29/32	16,162
150,000	4.150		05/15/39	130,520
250,000	4.000		06/20/42	207,420
Jabil, Inc.
80,000	3.600		01/15/30	71,356
KLA Corp.
60,000	3.300		03/01/50	44,657
Kyndryl Holdings, Inc.
323,000	2.700		10/15/28	266,738
100,000	3.150		10/15/31	74,058
100,000	4.100		10/15/41	64,603
Lam Research Corp.
40,000	3.125		06/15/60	26,743
Leidos, Inc.
100,000	4.375		05/15/30	91,500
Microsoft Corp.
65,000	3.300		02/06/27	63,607
15,000	3.500		02/12/35	14,145
203,000	4.200		11/03/35	201,630
220,000	4.250		02/06/47	213,372
200,000	4.000		02/12/55	181,757
20,000	2.675		06/01/60	13,370
Motorola Solutions, Inc.
624,000	2.750		05/24/31	514,667
NVIDIA Corp.
250,000	3.500		04/01/50	200,953
QUALCOMM, Inc.
250,000	4.300		05/20/47	221,154
VeriSign, Inc.
350,000	2.700		06/15/31	292,688

				5,906,642

Transportation – 0.3%
CSX Corp.
250,000	4.100		11/15/32	237,804
100,000	4.500		11/15/52	88,855

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Transportation – (continued)
FedEx Corp.
$40,000	3.900%	02/01/35	$ 35,096
300,000	4.750	11/15/45	262,332
40,000	4.400	01/15/47	33,258
40,000	4.950	10/17/48	36,143
Norfolk Southern Corp.
120,000	3.050	05/15/50	81,298
Southwest Airlines Co.
40,000	5.250	05/04/25	39,777
Union Pacific Corp.
40,000	3.700	03/01/29	38,443
70,000	4.050	03/01/46	58,502
10,000	4.500	09/10/48	8,826
80,000	3.799	10/01/51	64,905
60,000	3.839	03/20/60	46,824
15,000	3.750	02/05/70	11,269
Union Pacific Railroad Co. Pass-Through Trust, Series 2015-1
181,330	2.695	05/12/27	165,764
United Airlines Pass-Through Trust, Series A
127,993	2.900	05/01/28	108,363
United Parcel Service, Inc.
40,000	3.625	10/01/42	33,227
15,000	4.250	03/15/49	13,258
15,000	5.300	04/01/50	15,673

			1,379,617

Water – 0.0%
Essential Utilities, Inc.
100,000	3.351%	04/15/50	69,268

Wireless – 0.9%
American Tower Corp.
200,000	3.375	10/15/26	188,590
40,000	3.950	03/15/29	37,279
100,000	3.700	10/15/49	70,568
20,000	3.100	06/15/50	12,812
AT&T, Inc.
320,000	2.750	06/01/31	270,125
395,000	2.250	02/01/32	316,704
250,000	4.500	05/15/35	229,939
400,000	3.500	06/01/41	304,435
140,000	3.650	06/01/51	101,369
100,000	3.300	02/01/52	69,185
300,000	3.500	09/15/53	209,184
310,000	3.550	09/15/55	213,112
Crown Castle, Inc.
40,000	3.300	07/01/30	35,301
140,000	4.150	07/01/50	109,147
T-Mobile USA, Inc.
400,000	3.750	04/15/27	379,581

GOLDMAN SACHS ACCESS U.S. AGGREGATE BOND ETF

Schedule of Investments (continued)

May 31, 2023 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Wireless – (continued)
T-Mobile USA, Inc. – (continued)
$400,000	4.500%	04/15/50	$ 340,038
100,000	5.650	01/15/53	100,303
Verizon Communications, Inc.
500,000	0.850	11/20/25	454,292
500,000	2.355	03/15/32	404,066
350,000	3.400	03/22/41	266,136
300,000	2.987	10/30/56	185,589
40,000	3.700	03/22/61	28,636

			4,326,391

TOTAL CORPORATE OBLIGATIONS (Cost $106,578,959)			$ 95,804,347

U.S. Treasury Bonds – 7.7%(e)
U.S. Treasury Bonds
$1,450,000	4.500%	02/15/36	$ 1,584,382
5,480,000	4.375	02/15/38	5,887,272
7,889,000	3.875	08/15/40	7,901,327
13,791,000	2.500	02/15/45	10,724,381
5,673,000	2.500	05/15/46	4,381,582
8,946,000	2.250	02/15/52	6,461,521

TOTAL U.S. TREASURY BONDS (Cost $43,489,650)			$ 36,940,465

Foreign Corporate Debt – 5.0%
Banks – 2.0%
Banco Bilbao Vizcaya Argentaria SA (Spain)
$200,000	1.125%	09/18/25	$ 181,107
Banco Santander SA (Spain)
280,000	3.892	05/24/24	274,698
200,000	1.849	03/25/26	179,863
200,000	3.800	02/23/28	184,559
Bank of Montreal(b) (Canada)
(5 Year USD Swap + 1.432%)
110,000	3.803	12/15/32	98,021
Bank of Montreal, MTN (Canada)
200,000	2.500	06/28/24	193,985
Barclays PLC (United Kingdom)
200,000	4.375	09/11/24	195,209
200,000	5.200	05/12/26	194,282
(US 1 Year CMT T-Note + 3.050%)
300,000	7.325 (b)	11/02/26	311,777
Credit Suisse Group AG (Switzerland)
400,000	3.750	03/26/25	377,500
Deutsche Bank AG(b) (Germany)
(SOFR + 1.318%)
500,000	2.552	01/07/28	436,339

Principal Amount	Interest Rate		Maturity Date	Value

Foreign Corporate Debt – (continued)
Banks – (continued)
Export-Import Bank of China/The(c) (China)
$400,000	3.625%		07/31/24	$ 393,294
Export-Import Bank of Korea (South Korea)
340,000	2.625		05/26/26	317,886
300,000	1.250		09/21/30	240,728
300,000	2.500		06/29/41	221,671
ING Groep NV (Netherlands)
354,000	4.550		10/02/28	342,819
Korea Development Bank (The) (South Korea)
300,000	0.800		07/19/26	263,353
400,000	4.375		02/15/33	393,978
Landwirtschaftliche Rentenbank (Germany)
15,000	3.125		11/14/23	14,819
70,000	0.875		03/30/26	63,909
Lloyds Banking Group PLC (United Kingdom)
300,000	4.375		03/22/28	289,130
Mitsubishi UFJ Financial Group, Inc. (Japan)
500,000	2.193		02/25/25	472,087
(US 1 Year CMT T-Note + 1.950%)
500,000	5.017	(b)	07/20/28	495,226
(US 1 Year CMT T-Note + 1.970%)
400,000	5.406	(b)	04/19/34	403,476
Mizuho Financial Group, Inc. (Japan)
(US 1 Year CMT T-Note + 0.750%)
200,000	1.554	(b)	07/09/27	177,191
400,000	3.170		09/11/27	370,419
NatWest Group PLC(b) (United Kingdom)
(US 5 Year CMT T-Note + 2.350%)
300,000	3.032		11/28/35	232,530
Royal Bank of Canada (Canada)
285,000	3.875		05/04/32	260,770
Santander UK Group Holdings PLC(b) (United Kingdom)
(SOFR + 1.475%)
340,000	2.896		03/15/32	276,715
Sumitomo Mitsui Financial Group, Inc. (Japan)
400,000	3.364		07/12/27	376,476
400,000	2.930		09/17/41	283,996
Svensk Exportkredit AB, GMTN (Sweden)
200,000	0.375		07/30/24	189,446
200,000	0.625		05/14/25	185,004
Toronto-Dominion Bank (The)(b) (Canada)
(5 Year USD Swap + 2.205%)
375,000	3.625		09/15/31	349,765
Westpac Banking Corp. (Australia)
200,000	2.850		05/13/26	189,929
75,000	3.350		03/08/27	71,305

GOLDMAN SACHS ACCESS U.S. AGGREGATE BOND ETF

Schedule of Investments (continued)

May 31, 2023 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Foreign Corporate Debt – (continued)
Banks – (continued)
Westpac Banking Corp. (Australia) – (continued)
$40,000	2.150%		06/03/31	$ 33,411
(US 5 Year CMT T-Note + 2.000%)
10,000	4.110	(b)	07/24/34	8,848
(US 5 Year CMT T-Note + 1.530%)
100,000	3.020	(b)	11/18/36	77,172

				9,622,693

Basic Industry – 0.0%
Nutrien Ltd. (Canada)
100,000	2.950		05/13/30	87,525

Brokerage – 0.1%
Brookfield Finance, Inc. (Canada)
150,000	4.350		04/15/30	139,525
15,000	3.500		03/30/51	9,841
Nomura Holdings, Inc. (Japan)
300,000	5.709		01/09/26	300,550

				449,916

Capital Goods – 0.0%
Johnson Controls International PLC
100,000	4.500		02/15/47	85,532

Communications – 0.0%
RELX Capital, Inc. (United Kingdom)
100,000	3.000		05/22/30	88,654

Consumer Cyclical – 0.1%
Honda Motor Co. Ltd. (Japan)
400,000	2.534		03/10/27	372,263

Consumer Noncyclical – 0.4%
Ahold Finance USA LLC (Netherlands)
360,000	6.875		05/01/29	391,270
BAT Capital Corp. (United Kingdom)
400,000	2.789		09/06/24	385,806
100,000	3.462		09/06/29	87,248
80,000	3.984		09/25/50	52,663
140,000	5.650		03/16/52	118,749
BAT International Finance PLC (United Kingdom)
50,000	1.668		03/25/26	44,968
Bayer US Finance II LLC (Germany)
100,000	3.375	(c)	07/15/24	97,635
15,000	4.200	(c)	07/15/34	13,504
50,000	4.400	(c)	07/15/44	40,154
170,000	4.700	(c)	07/15/64	134,467
GlaxoSmithKline Capital, Inc. (United Kingdom)
200,000	6.375		05/15/38	229,011
Reynolds American, Inc. (United Kingdom)
250,000	5.850		08/15/45	219,412

Principal Amount	Interest Rate		Maturity Date	Value

Foreign Corporate Debt – (continued)
Consumer Noncyclical – (continued)
Takeda Pharmaceutical Co., Ltd. (Japan)
$250,000	2.050%		03/31/30	$ 209,290

				2,024,177

Consumer Products – 0.0%
Unilever Capital Corp. (United Kingdom)
100,000	0.626		08/12/24	94,812

Electric – 0.0%
Emera US Finance LP (Canada)
50,000	4.750		06/15/46	39,986

Energy – 0.5%
BP Capital Markets PLC (United Kingdom)
300,000	3.279		09/19/27	286,069
Canadian Natural Resources Ltd. (Canada)
85,000	6.250		03/15/38	87,101
Canadian Natural Resources Ltd., GMTN (Canada)
100,000	4.950		06/01/47	87,363
Cenovus Energy, Inc. (Canada)
100,000	2.650		01/15/32	81,075
50,000	5.250		06/15/37	46,428
Enbridge, Inc. (Canada)
110,000	3.125		11/15/29	98,473
15,000	5.500		12/01/46	14,060
(3M USD LIBOR + 3.641%)
15,000	6.250	(b)	03/01/78	13,763
Equinor ASA (Norway)
140,000	1.750		01/22/26	130,214
40,000	3.625		09/10/28	38,675
210,000	3.125		04/06/30	192,927
510,000	3.700		04/06/50	411,898
Shell International Finance BV (Netherlands)
40,000	2.000		11/07/24	38,479
55,000	3.250		05/11/25	53,592
75,000	4.375		05/11/45	66,610
462,000	4.000		05/10/46	385,671
TotalEnergies Capital International SA (France)
250,000	2.434		01/10/25	240,192
185,000	3.455		02/19/29	174,592
100,000	3.127		05/29/50	71,358

				2,518,540

Financial Company – 0.1%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust (Ireland)
455,000	3.300		01/30/32	369,565

Food and Beverage – 0.3%
Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide, Inc. (Belgium)
180,000	4.900		02/01/46	171,073

GOLDMAN SACHS ACCESS U.S. AGGREGATE BOND ETF

Schedule of Investments (continued)

May 31, 2023 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Foreign Corporate Debt – (continued)
Food and Beverage – (continued)
Anheuser-Busch InBev Finance, Inc. (Belgium)
$55,000	4.700%	02/01/36	$ 53,875
100,000	4.900	02/01/46	95,193
Anheuser-Busch InBev Worldwide, Inc. (Belgium)
300,000	3.500	06/01/30	281,067
46,000	4.375	04/15/38	43,160
40,000	4.600	04/15/48	36,735
40,000	5.550	01/23/49	41,937
500,000	4.500	06/01/50	451,995
90,000	4.750	04/15/58	83,090

			1,258,125

Forest Products & Paper – 0.1%
Suzano Austria GmbH (Brazil)
200,000	5.000	01/15/30	186,287
Suzano Austria GmbH, Series DM3N (Brazil)
120,000	3.125	01/15/32	95,083

			281,370

Insurance – 0.1%
Fairfax Financial Holdings Ltd. (Canada)
400,000	3.375	03/03/31	335,922

Internet – 0.3%
Alibaba Group Holding Ltd. (China)
440,000	3.400	12/06/27	412,311
Baidu, Inc. (China)
690,000	1.720	04/09/26	623,593
JD.com, Inc. (China)
200,000	3.875	04/29/26	192,984

			1,228,888

Media – 0.0%
Grupo Televisa SAB (Mexico)
100,000	6.625	03/18/25	101,618

Metals and Mining – 0.0%
Rio Tinto Finance USA PLC (Australia)
200,000	5.125	03/09/53	198,302

Mining – 0.0%
Southern Copper Corp. (Mexico)
55,000	3.875	04/23/25	53,496
100,000	5.875	04/23/45	101,472
Teck Resources Ltd. (Canada)
40,000	6.250	07/15/41	40,070

			195,038

Oil Company-Integrated – 0.4%
Ecopetrol SA (Colombia)
200,000	8.875	01/13/33	195,250
Petroleos Mexicanos (Mexico)
225,000	6.875	08/04/26	205,263

Principal Amount	Interest Rate		Maturity Date	Value

Foreign Corporate Debt – (continued)
Oil Company-Integrated – (continued)
Petroleos Mexicanos (Mexico) – (continued)
$100,000	5.350%		02/12/28	$ 80,851
250,000	5.950		01/28/31	179,687
250,000	10.000	(c)	02/07/33	224,560
140,000	6.950		01/28/60	83,471
QatarEnergy(c) (Qatar)
400,000	3.300		07/12/51	289,423
Saudi Arabian Oil Co. (Saudi Arabia)
200,000	2.875	(c)	04/16/24	195,705
300,000	2.250	(c)	11/24/30	251,393

				1,705,603

Pharmaceuticals – 0.1%
Astrazeneca Finance LLC (United Kingdom)
350,000	2.250		05/28/31	297,921

Technology – 0.1%
NXP BV / NXP Funding LLC (China)
40,000	5.350		03/01/26	40,027
NXP BV / NXP Funding LLC / NXP USA, Inc. (China)
120,000	3.400		05/01/30	106,697
244,000	2.500		05/11/31	199,645
375,000	5.000		01/15/33	361,711

				708,080

Telecommunications – 0.1%
America Movil SAB de CV (Mexico)
280,000	3.625		04/22/29	257,571
200,000	2.875		05/07/30	174,096

				431,667

Transportation – 0.1%
Canadian National Railway Co. (Canada)
40,000	4.450		01/20/49	36,236
Canadian Pacific Railway Co. (Canada)
250,000	2.450		12/02/31	220,804

				257,040

Wireless – 0.1%
Rogers Communications, Inc.(c) (Canada)
170,000	4.500		03/15/42	140,124
Vodafone Group PLC (United Kingdom)
250,000	4.125		05/30/25	245,428
300,000	4.375		05/30/28	294,672

				680,224

Wirelines – 0.1%
Bell Telephone Co of Canada or Bell Canada/The (Canada)
80,000	4.300		07/29/49	65,846
Deutsche Telekom International Finance BV (Germany)
15,000	8.750		06/15/30	18,077

GOLDMAN SACHS ACCESS U.S. AGGREGATE BOND ETF

Schedule of Investments (continued)

May 31, 2023 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Foreign Corporate Debt – (continued)
Wirelines – (continued)
Orange SA (France)
$140,000	9.000%		03/01/31	$ 174,929

				258,852

TOTAL FOREIGN CORPORATE DEBT (Cost $25,585,807)				$ 23,692,313

Sovereign Debt Obligations – 2.3%
Sovereign – 2.3%
Abu Dhabi Government International Bond (United Arab Emirates)
$340,000	2.125	%(c)	09/30/24	$ 326,474
200,000	2.500	(c)	04/16/25	191,994
200,000	1.625	(c)	06/02/28	177,764
200,000	2.700	(c)	09/02/70	121,427
Chile Government International Bond (Chile)
400,000	2.750		01/31/27	376,237
200,000	2.450		01/31/31	174,745
600,000	3.500		01/25/50	448,100
China Government International Bond(c) (China)
200,000	0.750		10/26/24	189,793
Colombia Government International Bond (Colombia)
200,000	3.875		04/25/27	181,033
200,000	4.500		03/15/29	174,838
100,000	6.125		01/18/41	79,567
220,000	5.000		06/15/45	147,492
Hungary Government International Bond(c) (Hungary)
300,000	6.125		05/22/28	305,518
Indonesia Government International Bond (Indonesia)
200,000	3.850		10/15/30	190,062
200,000	4.650		09/20/32	198,726
300,000	4.850		01/11/33	304,133
200,000	5.650		01/11/53	210,467
Malaysia Sovereign Sukuk BHD(c) (Malaysia)
300,000	3.043		04/22/25	291,762
Mexico Government International Bond (Mexico)
400,000	4.150		03/28/27	393,622
250,000	3.250		04/16/30	223,097
400,000	4.750		04/27/32	383,758
250,000	3.500		02/12/34	211,127
320,000	3.771		05/24/61	215,078
Panama Government International Bond (Panama)
250,000	6.700		01/26/36	268,125
360,000	4.500		04/01/56	269,100
400,000	4.500		01/19/63	290,000
Perusahaan Penerbit SBSN Indonesia III (Indonesia)
400,000	4.550	(c)	03/29/26	400,000
200,000	2.800	(c)	06/23/30	179,250
400,000	2.550	(c)	06/09/31	347,500

Principal Amount	Interest Rate		Maturity Date	Value

Sovereign Debt Obligations – (continued)
Sovereign – (continued)
Peruvian Government International Bond (Peru)
$200,000	2.783%		01/23/31	$ 171,088
350,000	1.862		12/01/32	266,009
100,000	8.750		11/21/33	126,592
100,000	3.300		03/11/41	75,049
Philippine Government International Bond (Philippines)
200,000	3.750		01/14/29	192,422
400,000	2.457		05/05/30	348,679
220,000	5.609		04/13/33	234,909
250,000	6.375		10/23/34	281,775
Province of Alberta Canada (Canada)
50,000	3.300		03/15/28	48,194
Province of Ontario Canada (Canada)
30,000	1.050		05/21/27	26,606
30,000	1.600		02/25/31	25,120
Province of Quebec Canada (Canada)
90,000	0.600		07/23/25	83,009
25,000	2.750		04/12/27	23,730
Qatar Government International Bond (Qatar)
280,000	3.400	(c)	04/16/25	273,513
200,000	4.817	(c)	03/14/49	191,423
Republic of Poland Government International Bond (Poland)
30,000	3.250		04/06/26	29,190
100,000	5.750		11/16/32	106,367
Romanian Government International Bond (Romania)
16,000	3.000	(c)	02/14/31	13,231
50,000	5.125	(c)	06/15/48	41,088
Saudi Government International Bond (Saudi Arabia)
300,000	2.900	(c)	10/22/25	288,290
500,000	4.875	(c)	07/18/33	505,175
300,000	5.000	(c)	01/18/53	278,088
Uruguay Government International Bond (Uruguay)
15,000	4.375		01/23/31	15,000
250,000	5.100		06/18/50	246,406

				11,161,742

TOTAL SOVEREIGN DEBT OBLIGATIONS (Cost $11,806,463)				$ 11,161,742

U.S. Treasury Obligations – 4.5%(e)
U.S. Treasury Bonds
$14,386,000	2.750%		08/15/42	$ 11,941,805
4,940,000	2.375		11/15/49	3,692,215
8,551,000	2.000		02/15/50	5,861,705

TOTAL U.S. TREASURY OBLIGATIONS (Cost $23,508,692)				$ 21,495,725

GOLDMAN SACHS ACCESS U.S. AGGREGATE BOND ETF

Schedule of Investments (continued)

May 31, 2023 (Unaudited)

Shares	Dividend Rate	Value

Investment Company – 9.2%(f)
Goldman Sachs Financial Square Government Fund – Institutional Shares
44,019,538	5.003%	$ 44,019,538
(Cost $44,019,538)

TOTAL INVESTMENTS – 113.6% (Cost $568,242,626)		$542,651,274

LIABILITIES IN EXCESS OF ASSETS – (13.6)%		(64,924,820)

NET ASSETS – 100.0%		$477,726,454

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when the specific mortgage pools are assigned. Total market value of TBA securities (excluding forward sales contracts, if any) amounts to $74,006,274 which represents approximately 15.5% of the Fund’s net assets as of May 31, 2023.

(b)	Variable rate security. Interest rate or distribution rate disclosed is that which is in effect on May 31, 2023.

(c)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(d)	Step coupon.

(e)	Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted securities, or, for floating rate securities, the current reset rate, which is based upon current interest rate indices.

(f)	Represents an affiliated issuer.

Investment Abbreviations:
CMT	— Constant Maturity Treasury Index
GMTN	— Global Medium Term Note
LIBOR	— London Interbank Offered Rate
LP	— Limited Partnership
MTN	— Medium Term Note
PLC	— Public Limited Company
REIT	— Real Estate Investment Trust
SOFR	— Secured Overnight Financing Rate
SOFRINDX	— Secured Overnight Financing Rate Index

GOLDMAN SACHS ACCESS U.S. AGGREGATE BOND ETF

Schedule of Investments (continued)

May 31, 2023 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FORWARD SALES CONTRACTS — At May 31, 2023, the Fund had the following forward sales contracts:

Description	Interest Rate	Maturity Date(a)	Settlement Date	Principal Amount	Value

Federal National Mortgage Association	2.000%	TBA-30yr	06/15/53	$(14,000,000)	$(11,506,250)
Federal National Mortgage Association	5.000	TBA-30yr	06/15/53	(15,000,000)	(14,751,563)

Total (Proceed Receivable $(26,601,641))					$(26,257,813)

(a)	TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when the specific mortgage pools are assigned.

GOLDMAN SACHS ACCESS ULTRA SHORT BOND ETF

Schedule of Investments

May 31, 2023 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Asset-Backed Securities – 21.9%
Access to Loans for Learning Student Loan Corp., Series 2010-I, Class A3(a)
(3M USD LIBOR + 0.800%)
$462,333	6.055%	04/25/37	$ 463,475
Access to Loans for Learning Student Loan Corp., Series 2012-1, Class A(a)
(1M USD LIBOR + 0.700%)
15,848	5.838	07/25/36	15,751
Ally Auto Receivables Trust, Series 2022-1, Class A3
3,170,000	3.310	11/15/26	3,087,087
American Express Credit Account Master Trust, Series 2022-2, Class A
6,000,000	3.390	05/15/27	5,827,486
Anchorage Capital CLO Ltd., Series 2014-4RA, Class A(a)(b)
(3M USD LIBOR + 1.050%) (Cayman Islands)
946,072	6.323	01/28/31	936,514
Atlas Senior Loan Fund III Ltd., Series 2013-1A, Class AR(a)(b)
(3M USD LIBOR + 0.830%) (Cayman Islands)
37,554	6.160	11/17/27	37,360
BA Credit Card Trust, Series 2021-A1, Class A1
500,000	0.440	09/15/26	477,716
BA Credit Card Trust, Series 2022-A2, Class A2
2,100,000	5.000	04/15/28	2,112,093
Barclays Dryrock Issuance Trust, Series 2021-1, Class A
2,400,000	0.630	07/15/27	2,255,009
Barings CLO Ltd., Series 2018-3A, Class A1(a)(b)
(3M USD LIBOR + 0.950%) (Cayman Islands)
209,342	6.200	07/20/29	208,137
BBCMS Mortgage Trust, Series 2018-C2, Class ASB
575,963	4.236	12/15/51	551,784
BlueMountain CLO Ltd., Series 2017-2A, Class A1R(a)(b)
(3M USD LIBOR + 1.180%) (Cayman Islands)
874,206	6.453	10/22/30	866,914
BSPDF Issuer Ltd., Series 2021-FL1, Class A(a)(b)
(1M USD LIBOR + 1.200%) (Cayman Islands)
1,150,000	6.307	10/15/36	1,114,628
BX, Series 2021-MFM1, Class A(a)(b)
(1M U.S. T-Bill MMY + 0.810%)
90,425	5.874	01/15/34	88,222
BX Trust, Series 2021-ARIA, Class A(a)(b)
(1M USD LIBOR + 0.899%)
1,300,000	6.006	10/15/36	1,257,646
BXHPP Trust, Series 2021-FILM, Class A(a)(b)
(1M USD LIBOR + 0.650%)
1,850,000	5.757	08/15/36	1,751,205

Principal Amount	Interest Rate	Maturity Date	Value

Asset-Backed Securities – (continued)
CARDS II Trust, Series 2021-1A, Class A(b) (Canada)
$3,125,000	0.602%	04/15/27	$ 2,986,209
Carlyle US CLO Ltd., Series 2017-2A, Class A1R(a)(b)
(3M USD LIBOR + 1.050%) (Cayman Islands)
2,000,000	6.300	07/20/31	1,976,462
CIFC Funding Ltd., Series 2017-3A, Class A1(a)(b)
(3M USD LIBOR + 1.220%) (Cayman Islands)
2,182,712	6.470	07/20/30	2,166,385
CIFC Funding Ltd., Series 2021-2A, Class AR(a)(b)
(3M USD LIBOR + 0.950%) (Cayman Islands)
489,355	6.200	04/20/30	483,804
Citigroup Commercial Mortgage Trust, Series 2014-GC19, Class A4
2,400,000	4.023	03/11/47	2,361,458
Citigroup Commercial Mortgage Trust, Series 2014-GC21, Class A5
600,000	3.855	05/10/47	586,395
Citigroup Commercial Mortgage Trust, Series 2015-GC29, Class AAB
132,349	2.984	04/10/48	129,437
Citigroup Commercial Mortgage Trust, Series 2015-GC33, Class A4
3,000,000	3.778	09/10/58	2,843,795
COMM Mortgage Trust, Series 2013-CR12, Class A4
800,000	4.046	10/10/46	780,872
COMM Mortgage Trust, Series 2015-CR24, Class ASB
215,663	3.445	08/10/48	207,699
COMM Mortgage Trust, Series 2015-CR26, Class ASB
450,902	3.373	10/10/48	438,230
DBJPM Mortgage Trust, Series 2016-C3, Class ASB
229,208	2.756	08/10/49	218,671
Discover Card Execution Note Trust, Series 2017-A5, Class A5(a)
(1M USD LIBOR + 0.600%)
2,000,000	5.707	12/15/26	2,000,371
Discover Card Execution Note Trust, Series 2023-A1, Class A
2,925,000	4.310	03/15/28	2,891,450
Dryden XXVI Senior Loan Fund, Series 2013-26A, Class AR(a)(b)
(3M USD LIBOR + 0.900%) (Cayman Islands)
209,523	6.160	04/15/29	207,526
Edsouth Indenture No 3 LLC, Series 2012-2, Class A(a)(b)
(1M USD LIBOR + 0.730%)
20,017	5.868	04/25/39	19,986

GOLDMAN SACHS ACCESS ULTRA SHORT BOND ETF

Schedule of Investments (continued)

May 31, 2023 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Asset-Backed Securities – (continued)
Educational Funding of the South, Inc., Series 2011-1, Class A2(a)
(3M USD LIBOR + 0.650%)
$307,461	5.905%	04/25/35	$ 306,569
EFS Volunteer LLC, Series 2010-1, Class A2(a)(b)
(3M USD LIBOR + 0.850%)
211,382	6.105	10/25/35	211,264
Extended Stay America Trust, Series 2021-ESH, Class A(a)(b)
(1M USD LIBOR + 1.080%)
1,411,966	6.188	07/15/38	1,381,962
Flatiron CLO 19 Ltd., Series 2021-1A, Class AR(a)(b)
(3M USD LIBOR + 1.080%) (Cayman Islands)
1,000,000	6.398	11/16/34	981,494
Ford Credit Auto Owner Trust, Series 2018-2, Class A(b)
1,500,000	3.470	01/15/30	1,496,050
Ford Credit Auto Owner Trust 2022-A, Series 2022-A, Class A3
3,000,000	1.290	06/15/26	2,875,466
GM Financial Consumer Automobile Receivables Trust, Series 2019-4, Class A4
2,068,049	1.760	01/16/25	2,061,258
GM Financial Consumer Automobile Receivables Trust, Series 2022-1, Class A3
4,520,000	1.260	11/16/26	4,304,094
GMF Floorplan Owner Revolving Trust, Series 2020-2, Class A(b)
1,000,000	0.690	10/15/25	980,949
Goal Capital Funding Trust, Series 2010-1, Class A(a)(b)
(3M USD LIBOR + 0.700%)
138,577	6.096	08/25/48	134,875
Great Wolf Trust, Series 2019-WOLF, Class A(a)(b)
(1M U.S. T-Bill MMY + 1.150%)
3,250,000	6.208	12/15/36	3,206,643
GS Mortgage Securities Trust, Series 2014-GC18, Class A4
4,500,000	4.074	01/10/47	4,425,467
HalseyPoint CLO Ltd., Series 2020-3A, Class A1A(a)(b)
(3M USD LIBOR + 1.450%) (Cayman Islands)
500,000	6.749	11/30/32	493,663
Hayfin US Ltd., Series 2018-8A, Class A(a)(b)
(3M USD LIBOR + 1.120%) (Cayman Islands)
3,000,000	6.370	04/20/31	2,951,154
Honda Auto Receivables 2021-3 Owner Trust, Series 2021-3, Class A3
1,029,670	0.410	11/18/25	990,201
Honda Auto Receivables 2021-4 Owner Trust, Series 2021-4, Class A3
2,500,000	0.880	01/21/26	2,390,002

Principal Amount	Interest Rate	Maturity Date	Value

Asset-Backed Securities – (continued)
Honda Auto Receivables 2023-2 Owner Trust, Series 2023-2, Class A2
$1,900,000	5.410%	04/15/26	$ 1,903,059
Hyundai Auto Lease Securitization Trust 2022-A, Series 2022-A, Class A4(b)
3,800,000	1.320	12/15/25	3,646,933
Hyundai Auto Lease Securitization Trust 2023-B, Series 2023-B, Class A2A(b)
1,800,000	5.470	09/15/25	1,799,344
Hyundai Auto Receivables Trust 2020-C, Series 2020-C, Class A4
4,000,000	0.490	11/16/26	3,759,249
Hyundai Auto Receivables Trust 2021-C, Series 2021-C, Class A3
1,939,000	0.740	05/15/26	1,856,595
Hyundai Auto Receivables Trust 2022-C, Series 2022-C, Class A3
3,625,000	5.390	06/15/27	3,647,513
ICG US CLO Ltd., Series 2018-1A, Class A1R(a)(b)
(3M USD LIBOR + 1.140%) (Cayman Islands)
468,973	6.405	10/19/28	463,677
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2013-C13, Class A4(a)
57,031	3.994	01/15/46	56,924
JPMBB Commercial Mortgage Securities Trust, Series 2014-C18, Class ASB
57,890	3.566	02/15/47	57,463
KKR Industrial Portfolio Trust, Series 2021-KDIP, Class A(a)(b)
(1M U.S. T-Bill MMY + 0.660%)
409,014	5.724	12/15/37	401,860
LCM XV LP, Series 2021-15A, Class AR2(a)(b)
(3M USD LIBOR + 1.000%) (Cayman Islands)
1,920,216	6.250	07/20/30	1,900,027
LCM XX LP, Series 2018-20A, Class AR(a)(b)
(3M USD LIBOR + 1.040%) (Cayman Islands)
251,091	6.290	10/20/27	250,380
Madison Park Funding Ltd., Series 2021-37A, Class AR(a)(b)
(3M USD LIBOR + 1.070%) (Cayman Islands)
1,500,000	6.330	07/15/33	1,477,525
Madison Park Funding XLI Ltd., Series 2017-12A, Class AR(a)(b)
(3M USD LIBOR + 0.830%) (Cayman Islands)
144,578	6.103	04/22/27	143,395
Marathon CLO Ltd., Series 2021-1A, Class AANR(a)(b)
(3M USD LIBOR + 1.320%) (Cayman Islands)
2,200,000	6.580	04/15/32	2,167,053
Master Credit Card Trust, Series 2021-1A, Class A(b) (Canada)
1,400,000	0.530	11/21/25	1,330,241

GOLDMAN SACHS ACCESS ULTRA SHORT BOND ETF

Schedule of Investments (continued)

May 31, 2023 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Asset-Backed Securities – (continued)
Mercedes-Benz Auto Lease Trust 2021-B, Series 2021-B, Class A3
$648,854	0.400%	11/15/24	$ 636,862
Mercedes-Benz Auto Receivables Trust 2022-1, Series 2022-1, Class A2
955,969	5.260	10/15/25	953,566
Morgan Stanley Capital I Trust, Series 2016-BNK2, Class ASB
497,579	2.860	11/15/49	476,361
Nelnet Student Loan Trust, Series 2014-2A, Class A2(a)(b)
(1M USD LIBOR + 0.600%)
58,112	5.738	03/25/30	58,037
Nelnet Student Loan Trust, Series 2016-1A, Class A(a)(b)
(1M USD LIBOR + 0.800%)
350,227	5.938	09/25/65	346,189
Northstar Education Finance, Inc., Series 2012-1, Class A(a)(b)
(1M USD LIBOR + 0.700%)
44,804	5.838	12/26/31	44,578
NorthStar Student Loan Trust III, Series 2016-1, Class A(a)(b)
(1M USD LIBOR + 1.250%)
247,055	6.388	05/27/36	247,174
ONE PARK Mortgage Trust, Series 2021-PARK, Class A(a)(b)
(1M U.S. T-Bill MMY + 0.810%)
908,000	5.874	03/15/36	852,719
OZLM Ltd., Series 2017-11A, Class A1R(a)(b)
(3M USD LIBOR + 1.250%) (Cayman Islands)
197,067	6.549	10/30/30	195,460
Regata Funding Ltd., Series 2021-1A, Class AR(a)(b)
(3M USD LIBOR + 1.100%) (Cayman Islands)
2,000,000	6.360	10/15/32	1,964,992
Rhode Island Student Loan Authority, Series 2012-1, Class A1(a)
(1M USD LIBOR + 0.900%)
596,708	6.070	07/01/31	596,248
Rhode Island Student Loan Authority, Series 2014-1, Class A1(a)
(1M USD LIBOR + 0.700%)
71,995	5.870	10/02/28	70,274
Shackleton 2015-VIII CLO Ltd., Series 2017-8A, Class A2R(a)(b)
(3M USD LIBOR + 0.920%) (Cayman Islands)
139,519	6.170	10/20/27	138,781
SLC Student Loan Trust, Series 2005-5, Class A4(a)
(3M USD LIBOR + 0.140%)
49,285	5.395	10/25/28	49,215
SLC Student Loan Trust, Series 2007-1, Class A4(a)
(3M USD LIBOR + 0.060%)
829,845	5.381	05/15/29	824,634
SLC Student Loan Trust, Series 2010-1, Class A(a)
(3M USD LIBOR + 0.875%)
189,582	6.271	11/25/42	187,706

Principal Amount	Interest Rate	Maturity Date	Value

Asset-Backed Securities – (continued)
SLM Student Loan Trust, Series 2005-7, Class A4(a)
(3M USD LIBOR + 0.150%)
$51,854	5.405%	10/25/29	$ 51,625
SLM Student Loan Trust, Series 2018-10, Class A7B(a)(b)
(3M USD LIBOR + 0.600%)
59,019	5.855	10/25/29	58,913
SOUND POINT CLO XXII Ltd., Series 2019-1A, Class AR(a)(b)
(3M USD LIBOR + 1.080%) (Cayman Islands)
600,000	6.330	01/20/32	588,061
State of Illinois
567,273	4.950	06/01/23	567,273
Stratus CLO 2021-2 Ltd., Series 2021-2A, Class A(a)(b)
(3M USD LIBOR + 0.900%) (Cayman Islands)
3,701,892	6.150	12/28/29	3,664,892
STWD Trust, Series 2021-FLWR, Class A(a)(b)
(1M USD LIBOR + 0.577%)
1,350,000	5.684	07/15/36	1,302,752
Sycamore Tree CLO 2023-2 Ltd., Series 2023-2A, Class A(a)(b)
(3M U.S. T-Bill MMY + 2.330%) (Cayman Islands)
2,200,000	7.237	04/20/35	2,196,698
TCW CLO 2019-2 Ltd., Series 2022-2A, Class A1R(a)(b)
(3M U.S. T-Bill MMY + 1.280%) (Cayman Islands)
3,500,000	6.329	10/20/32	3,440,720
TCW CLO AMR Ltd., Series 2021-1A, Class ASNR(a)(b)
(3M USD LIBOR + 1.220%) (Cayman Islands)
1,100,000	6.538	08/16/34	1,073,205
TCW CLO Ltd., Series 2022-1A, Class A1(a)(b)
(3M U.S. T-Bill MMY + 1.340%) (Cayman Islands)
3,500,000	6.411	04/22/33	3,420,494
Toyota Auto Receivables 2021-D Owner Trust, Series 2021-D, Class A3
2,305,000	0.710	04/15/26	2,203,987
Toyota Auto Receivables 2022-D Owner Trust, Series 2022-D, Class A3
1,825,000	5.300	09/15/27	1,836,047
Tralee CLO II Ltd., Series 2017-1A, Class AR(a)(b)
(3M USD LIBOR + 1.320%) (Cayman Islands)
231,789	6.570	07/20/29	230,373
Trimaran Cavu Ltd., Series 2021-1A, Class A(a)(b)
(3M USD LIBOR + 1.210%) (Cayman Islands)
1,000,000	6.483	04/23/32	981,278
Trysail CLO Ltd., Series 2021-1A, Class A1(a)(b)
(3M USD LIBOR + 1.320%) (Cayman Islands)
3,000,000	6.570	07/20/32	2,953,494
Voya CLO 2019-2 Ltd., Series 2019-2A, Class A(a)(b)
(3M USD LIBOR + 1.270%) (Cayman Islands)
700,000	6.520	07/20/32	691,422

GOLDMAN SACHS ACCESS ULTRA SHORT BOND ETF

Schedule of Investments (continued)

May 31, 2023 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Asset-Backed Securities – (continued)
Voya CLO Ltd., Series 2015-1A, Class A1R(a)(b)
(3M USD LIBOR + 0.900%) (Cayman Islands)
$143,971	6.162%	01/18/29	$ 142,753
Wells Fargo Commercial Mortgage Trust, Series 2015-C31, Class ASB
69,077	3.487	11/15/48	66,785
World Omni Automobile Lease Securitization Trust 2023-A, Series 2023-A, Class A2A
1,400,000	5.470	11/17/25	1,399,412
Zais CLO Ltd., Series 2021-15A, Class A1R(a)(b)
(3M USD LIBOR + 1.350%) (Cayman Islands)
1,000,000	6.623	07/28/32	978,985

TOTAL ASSET- BACKED SECURITIES (Cost $132,529,541)			$130,894,091

Mortgage-Backed Securities – 17.0%
Federal Home Loan Mortgage Corporation Series MTN
$1,438,000	5.400%	06/11/24	$ 1,431,879
1,438,000	5.380	06/12/24	1,431,891
FHLMC REMIC(a) (12M USD LIBOR + 1.803%)
3,541,868	4.134	10/01/43	3,603,478
FHLMC REMIC(a) (12M USD LIBOR + 1.618%)
7,067,212	4.080	01/01/46	7,165,601
FHLMC REMIC(a) (12M USD LIBOR + 1.773%)
668,878	3.974	10/01/44	676,770
FHLMC REMIC Series 2003-2682, Class FB(a) (1M USD LIBOR + 0.900%)
157,906	6.007	10/15/33	158,226
FHLMC REMIC Series 2003-2711, Class FA(a) (1M USD LIBOR + 1.000%)
165,760	6.107	11/15/33	168,696
FHLMC REMIC Series 2005-3033, Class FG(a) (1M USD LIBOR + 0.350%)
464,330	5.457	09/15/35	456,961
FHLMC REMIC Series 2007-3298, Class FC(a) (1M USD LIBOR + 0.420%)
129,388	5.527	04/15/37	126,903
FHLMC REMIC Series 2007-3314, Class FC(a) (1M USD LIBOR + 0.400%)
22,265	5.507	12/15/36	21,914
FHLMC REMIC Series 2007-3316, Class FB(a) (1M USD LIBOR + 0.300%)
542,916	5.407	08/15/35	533,611
FHLMC REMIC Series 2007-3371, Class FA(a) (1M USD LIBOR + 0.600%)
106,324	5.707	09/15/37	105,366
FHLMC REMIC Series 2009-3593, Class CF(a) (1M USD LIBOR + 0.600%)
1,215,768	5.707	02/15/36	1,213,780
FHLMC REMIC Series 2011-3895, Class FM(a) (1M USD LIBOR + 0.350%)
46,643	5.457	12/15/40	46,527
FHLMC REMIC Series 2012-4040, Class FW(a) (1M USD LIBOR + 0.370%)
350,966	5.477	05/15/32	347,771
FHLMC REMIC Series 2012-4057, Class FE(a) (1M USD LIBOR + 0.450%)
724,449	5.557	06/15/42	715,324

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Securities – (continued)
FHLMC REMIC Series 2012-4068, Class UF(a) (1M USD LIBOR + 0.500%)
$183,799	5.607%	06/15/42	$ 179,539
FHLMC REMIC Series 2012-4098, Class MF(a) (1M USD LIBOR + 0.300%)
167,377	5.407	11/15/41	165,670
FHLMC REMIC Series 2012-4107, Class MF(a) (1M USD LIBOR + 0.400%)
1,570,212	5.507	09/15/42	1,541,101
FHLMC REMIC Series 2012-4126, Class GF(a) (1M USD LIBOR + 0.400%)
2,018,626	5.507	11/15/42	1,979,087
FHLMC REMIC Series 2013-4203, Class QF(a) (1M USD LIBOR + 0.250%)
1,053,011	5.357	05/15/43	1,029,344
FHLMC REMIC Series 2013-4215, Class NF(a) (1M USD LIBOR + 0.350%)
720,246	5.457	06/15/43	700,882
FHLMC REMIC Series 2013-4240, Class FA(a) (1M USD LIBOR + 0.500%)
2,489,669	5.607	08/15/43	2,433,862
FHLMC REMIC Series 2013-4248, Class FL(a) (1M USD LIBOR + 0.450%)
77,290	5.557	05/15/41	76,270
FHLMC REMIC Series 2013-4263, Class FB(a) (1M USD LIBOR + 0.400%)
56,338	5.507	11/15/43	55,182
FHLMC REMIC Series 2013-4272, Class FD(a) (1M USD LIBOR + 0.350%)
61,535	5.457	11/15/43	60,620
FHLMC REMIC Series 2017-4678, Class AF(a) (1M USD LIBOR + 0.400%)
1,757,803	4.104	12/15/42	1,736,113
FHLMC REMIC Series 2017-4719, Class AF(a) (1M USD LIBOR + 0.350%)
3,018,810	5.457	09/15/47	2,941,994
FHLMC REMIC Series 2018-4787, Class ZS
765,539	5.000	07/01/48	766,106
FHLMC REMIC Series 2018-4818, Class FC(a) (1M USD LIBOR + 0.300%)
203,356	5.407	04/15/48	195,918
FHLMC REMIC Series 2018-4852, Class BF(a) (1M USD LIBOR + 0.400%)
1,322,774	5.507	12/15/48	1,288,221
FHLMC REMIC Series 2019-4897, Class F(a) (1M USD LIBOR + 0.400%)
1,119,762	5.507	07/15/49	1,096,592
FHLMC REMIC Series 2019-4903, Class F(a) (1M USD LIBOR + 0.450%)
171,514	5.557	09/15/48	166,489
FHLMC REMIC Series 2019-4906, Class NF(a) (1M USD LIBOR + 0.400%)
1,464,938	4.270	03/15/38	1,427,092
FHLMC REMIC Series 2019-4942, Class FA(a) (1M USD LIBOR + 0.500%)
1,072,108	5.638	01/25/50	1,040,733
FHLMC REMIC Series 2020-5002, Class FJ(a) (1M USD LIBOR + 0.400%)
185,103	5.538	07/25/50	179,263
FHLMC REMIC Series 2020-5031, Class FA(a) (SOFR + 0.300%)
2,415,702	5.172	08/15/43	2,318,359
FHLMC STRIPS Series 2006-239, Class F22(a) (1M USD LIBOR + 0.350%)
162,260	5.457	08/15/36	159,535
FHLMC STRIPS Series 2006-239, Class F30(a) (1M USD LIBOR + 0.300%)
405,649	5.407	08/15/36	398,908
FNMA REMIC Series 2002-53, Class FY(a) (1M USD LIBOR + 0.500%)
192,920	5.638	08/25/32	191,924

GOLDMAN SACHS ACCESS ULTRA SHORT BOND ETF

Schedule of Investments (continued)

May 31, 2023 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Securities – (continued)
FNMA REMIC Series 2004-54, Class FL(a) (1M USD LIBOR + 0.400%)
$100,149	5.538%	07/25/34	$ 99,675
FNMA REMIC Series 2004-54, Class FN(a) (1M USD LIBOR + 0.450%)
256,874	5.588	07/25/34	255,180
FNMA REMIC Series 2005-103, Class FC(a) (1M USD LIBOR + 0.500%)
8,043,089	5.638	07/25/35	7,969,703
FNMA REMIC Series 2005-120, Class FE(a) (1M USD LIBOR + 0.520%)
383,681	5.658	01/25/36	380,136
FNMA REMIC Series 2005-87, Class FE(a) (1M USD LIBOR + 0.450%)
404,263	5.588	10/25/35	399,785
FNMA REMIC Series 2006-110, Class AF(a) (1M USD LIBOR + 0.330%)
2,228,043	5.468	11/25/36	2,191,753
FNMA REMIC Series 2006-16, Class FC(a) (1M USD LIBOR + 0.300%)
98,101	5.438	03/25/36	96,883
FNMA REMIC Series 2006-36, Class FB(a) (1M USD LIBOR + 0.300%)
43,035	5.438	05/25/36	42,229
FNMA REMIC Series 2006-42, Class PF(a) (1M USD LIBOR + 0.410%)
84,373	5.548	06/25/36	83,404
FNMA REMIC Series 2006-44, Class FP(a) (1M USD LIBOR + 0.400%)
899,270	5.538	06/25/36	887,859
FNMA REMIC Series 2006-61, Class FD(a) (1M USD LIBOR + 0.360%)
160,810	5.498	07/25/36	158,235
FNMA REMIC Series 2006-79, Class DF(a) (1M USD LIBOR + 0.350%)
377,632	5.488	08/25/36	372,791
FNMA REMIC Series 2006-88, Class AF(a) (1M USD LIBOR + 0.460%)
338,019	5.598	09/25/36	333,796
FNMA REMIC Series 2007-35, Class PF(a) (1M USD LIBOR + 0.250%)
60,397	5.388	04/25/37	59,137
FNMA REMIC Series 2007-67, Class FB(a) (1M USD LIBOR + 0.320%)
141,641	5.458	07/25/37	138,810
FNMA REMIC Series 2008-1, Class CF(a) (1M USD LIBOR + 0.700%)
43,592	5.838	02/25/38	43,288
FNMA REMIC Series 2009-110, Class FG(a) (1M USD LIBOR + 0.750%)
192,611	5.888	01/25/40	192,393
FNMA REMIC Series 2010-113, Class FA(a) (1M USD LIBOR + 0.400%)
135,070	5.538	10/25/40	133,450
FNMA REMIC Series 2010-116, Class FE(a) (1M USD LIBOR + 0.400%)
168,375	5.538	10/25/40	166,188
FNMA REMIC Series 2010-141, Class FB(a) (1M USD LIBOR + 0.470%)
102,490	5.608	12/25/40	100,981
FNMA REMIC Series 2010-15, Class FJ(a) (1M USD LIBOR + 0.930%)
328,096	6.068	06/25/36	329,824
FNMA REMIC Series 2010-39, Class FE(a) (1M USD LIBOR + 0.770%)
515,358	5.908	06/25/37	515,283
FNMA REMIC Series 2010-39, Class FG(a) (1M USD LIBOR + 0.920%)
224,741	6.058	03/25/36	225,857
FNMA REMIC Series 2010-46, Class WF(a) (1M USD LIBOR + 0.750%)
1,598,319	5.888	05/25/40	1,586,994

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Securities – (continued)
FNMA REMIC Series 2010-49, Class FB(a) (1M USD LIBOR + 0.750%)
$153,002	5.888%	05/25/40	$ 152,381
FNMA REMIC Series 2010-59, Class FN(a) (1M USD LIBOR + 0.730%)
1,730,952	5.868	06/25/40	1,721,285
FNMA REMIC Series 2011-53, Class FT(a) (1M USD LIBOR + 0.580%)
147,847	5.718	06/25/41	146,377
FNMA REMIC Series 2011-87, Class FJ(a) (1M USD LIBOR + 0.550%)
137,281	5.688	09/25/41	134,965
FNMA REMIC Series 2012-101, Class FC(a) (1M USD LIBOR + 0.500%)
115,714	5.638	09/25/42	113,342
FNMA REMIC Series 2012-14, Class BF(a) (1M USD LIBOR + 0.600%)
727,640	5.738	03/25/42	714,954
FNMA REMIC Series 2012-37, Class BF(a) (1M USD LIBOR + 0.500%)
152,304	5.638	12/25/35	150,809
FNMA REMIC Series 2013-10, Class KF(a) (1M USD LIBOR + 0.300%)
98,741	5.438	02/25/43	96,694
FNMA REMIC Series 2013-130, Class FB(a) (1M USD LIBOR + 0.450%)
93,887	5.588	01/25/44	91,994
FNMA REMIC Series 2013-19, Class DF(a) (1M USD LIBOR + 0.300%)
538,992	5.438	09/25/41	534,136
FNMA REMIC Series 2013-2, Class QF(a) (1M USD LIBOR + 0.500%)
70,278	5.638	02/25/43	69,007
FNMA REMIC Series 2014-17, Class FE(a) (1M USD LIBOR + 0.550%)
787,158	5.688	04/25/44	774,820
FNMA REMIC Series 2014-28, Class FD(a) (1M USD LIBOR + 0.450%)
1,686,255	5.588	05/25/44	1,665,912
FNMA REMIC Series 2014-47, Class AF(a) (1M USD LIBOR + 0.350%)
339,501	4.204	08/25/44	335,519
FNMA REMIC Series 2015-27, Class KF(a) (1M USD LIBOR + 0.300%)
88,628	5.438	05/25/45	87,099
FNMA REMIC Series 2015-87, Class BF(a) (1M USD LIBOR + 0.300%)
375,459	5.438	12/25/45	365,542
FNMA REMIC Series 2016-49, Class EF(a) (1M USD LIBOR + 0.400%)
865,855	5.538	08/25/46	853,417
FNMA REMIC Series 2017-16, Class FA(a) (1M USD LIBOR + 0.450%)
714,236	5.588	03/25/47	695,819
FNMA REMIC Series 2017-91, Class GF(a) (1M USD LIBOR + 0.350%)
1,711,544	5.488	11/25/47	1,657,427
FNMA REMIC Series 2018-15, Class JF(a) (1M USD LIBOR + 0.300%)
910,984	5.438	03/25/48	879,178
FNMA REMIC Series 2018-3385, Class MA
867,311	4.500	06/01/48	851,586
FNMA REMIC Series 2018-4, Class FM(a) (1M USD LIBOR + 0.300%)
2,278,267	5.438	02/25/48	2,198,648
FNMA REMIC Series 2019-41, Class FM(a) (1M USD LIBOR + 0.450%)
1,099,152	5.588	08/25/49	1,069,093
FNMA REMIC Series 2019-6, Class KF(a) (1M USD LIBOR + 0.450%)
1,818,902	5.588	03/25/49	1,780,773

GOLDMAN SACHS ACCESS ULTRA SHORT BOND ETF

Schedule of Investments (continued)

May 31, 2023 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Mortgage-Backed Securities – (continued)
FNMA REMIC Series 2020-6347, Class BM(a) (12M USD LIBOR + 1.736%)
$10,014,078	4.130%		02/01/41	$ 10,228,473
GNMA Series 2004-59, Class FP(a) (1M USD LIBOR + 0.300%)
393,016	5.405		08/16/34	387,839
GNMA Series 2005-4, Class FA(a) (1M USD LIBOR + 0.370%)
340,875	5.475		01/16/35	336,642
GNMA Series 2007-26, Class FL(a) (1M USD LIBOR + 0.200%)
2,362,417	5.348		05/20/37	2,306,653
GNMA Series 2007-59, Class FA(a) (1M USD LIBOR + 0.500%)
114,174	5.648		10/20/37	112,916
GNMA Series 2013-99, Class PF(a) (1M USD LIBOR + 0.300%)
1,585,303	5.448		07/20/43	1,543,870
GNMA Series 2018-164, Class AF(a) (1M USD LIBOR + 0.400%)
2,549,652	5.548		12/20/48	2,490,790
GNMA Series 2019-110, Class F(a) (1M USD LIBOR + 0.450%)
1,716,870	5.598		09/20/49	1,673,854
GNMA Series 2019-56, Class FB(a) (1M USD LIBOR + 0.450%)
1,940,926	5.598		05/20/49	1,904,455
GNMA Series 2019-58, Class FA(a) (1M USD LIBOR + 0.400%)
834,055	5.548		05/20/49	814,757
JP Morgan Chase Commercial Mortgage Securities Trust Series 2016-JP2, Class ASB
438,539	2.713		08/15/49	417,971
JPMBB Commercial Mortgage Securities Trust Series 2015-C31, Class ASB
336,228	3.540		08/15/48	322,712
Morgan Stanley Bank of America Merrill Lynch Trust Series 2014-C14, Class A5
2,308,223	4.064		02/15/47	2,273,797
Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C23, Class A4
550,000	3.719		07/15/50	524,619
Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C24, Class A3
2,053,239	3.479		05/15/48	1,948,749
Wells Fargo Commercial Mortgage Trust Series 2013-LC12, Class A4(a)
225,565	4.218		07/15/46	219,599

TOTAL MORTGAGE-BACKED SECURITIES (Cost $104,363,491)				$101,745,609

Corporate Obligations – 16.1%
Banks – 5.4%
American Express Co.
(SOFR + 0.930%)
$1,854,000	6.042	%(a)	03/04/25	$ 1,854,505
(SOFR + 0.760%)
2,800,000	5.866	(a)	02/13/26	2,787,500
Bank of America Corp.
(SOFR + 0.690%)
1,133,000	5.764	(a)	04/22/25	1,127,722
(SOFR + 1.100%)
737,000	6.165	(a)	04/25/25	737,948

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Banks – (continued)
Bank of America Corp.(a), Series 2025
(SOFR + 0.660%)
$1,288,000	5.765%		02/04/25	$ 1,280,622
Bank of America Corp.(a), MTN
(SOFR + 0.670%)
1,608,000	1.843		02/04/25	1,563,626
Capital One Financial Corp.(a)
(SOFR + 0.690%)
3,534,000	5.573		12/06/24	3,469,532
Charles Schwab Corp. (The)(a)
(SOFRINDX + 0.500%)
1,000,000	5.438		03/18/24	989,881
Huntington National Bank (The)(a)
(SOFRINDX + 1.190%)
1,600,000	6.298		05/16/25	1,528,050
JPMorgan Chase & Co.
(SOFR + 0.420%)
1,780,000	0.563	(a)	02/16/25	1,715,710
(3M U.S. T-Bill MMY + 1.417%)
4,127,000	3.220	(a)	03/01/25	4,048,634
KeyBank NA
(SOFRINDX + 0.340%)
691,000	5.340	(a)	01/03/24	680,838
(SOFRINDX + 0.320%)
250,000	5.231	(a)	06/14/24	241,710
Morgan Stanley
(SOFR + 0.625%)
1,764,000	5.699	(a)	01/24/25	1,756,819
(SOFR + 1.160%)
1,430,000	3.620	(a)	04/17/25	1,401,350
Morgan Stanley(a), MTN
(SOFR + 0.466%)
2,700,000	5.572		11/10/23	2,698,232
National Securities Clearing Corp.
2,550,000	5.050	(b)	11/21/24	2,546,697
1,165,000	5.150	(b)	05/30/25	1,168,313
Wells Fargo & Co.
462,000	4.125		08/15/23	460,134

				32,057,823

Basic Industry – 0.5%
Ecolab, Inc.
272,000	0.900		12/15/23	265,040
Sherwin-Williams Co. (The)
3,107,000	4.050		08/08/24	3,055,318

				3,320,358

Broadcasting – 0.1%
Fox Corp.
705,000	4.030		01/25/24	695,848

GOLDMAN SACHS ACCESS ULTRA SHORT BOND ETF

Schedule of Investments (continued)

May 31, 2023 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Capital Goods – 0.2%
Carlisle Cos., Inc.
$1,117,000	0.550%		09/01/23	$ 1,101,833

Consumer Cyclical – 1.5%
7-Eleven, Inc.(b)
544,000	0.800		02/10/24	524,404
General Motors Financial Co., Inc.
1,914,000	1.700		08/18/23	1,896,942
(SOFRINDX + 1.300%)
3,000,000	6.317	(a)	04/07/25	2,985,778
Starbucks Corp.(a)
(SOFRINDX + 0.420%)
479,000	5.526		02/14/24	479,072
Toyota Motor Credit Corp.(a)
(SOFRINDX + 0.890%)
3,044,000	5.998		05/18/26	3,059,395

				8,945,591

Consumer Noncyclical – 3.0%
AbbVie, Inc.
2,000,000	3.750		11/14/23	1,983,913
2,000,000	2.600		11/21/24	1,925,770
Baxter International, Inc.(a)
(SOFRINDX + 0.440%)
1,356,000	5.551		11/29/24	1,334,824
GE HealthCare Technologies, Inc.(b)
3,067,000	5.550		11/15/24	3,065,532
Pfizer Investment Enterprises Pte Ltd.
3,171,000	4.650		05/19/25	3,164,908
Philip Morris International, Inc.
3,078,000	5.125		11/15/24	3,079,316
Revvity, Inc.
1,505,000	0.550		09/15/23	1,483,327
Thermo Fisher Scientific, Inc.
1,671,000	0.797		10/18/23	1,641,189

				17,678,779

Consumer Products – 0.2%
Haleon US Capital LLC
1,183,000	3.024		03/24/24	1,154,916

Electric – 1.1%
American Electric Power Co., Inc.(a), Series A
(3M USD LIBOR + 0.480%)
625,000	5.779		11/01/23	623,998
CenterPoint Energy, Inc.(a)
(SOFRINDX + 0.650%)
2,131,000	5.756		05/13/24	2,123,748
Eversource Energy
1,002,000	4.200		06/27/24	986,306

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Electric – (continued)
Florida Power & Light Co.(a)
(SOFRINDX + 0.380%)
$1,250,000	5.411%		01/12/24	$ 1,246,115
National Rural Utilities Cooperative Finance Corp.(a), MTN
(SOFR + 0.400%)
1,884,000	5.505		08/07/23	1,885,326
NextEra Energy Capital Holdings, Inc.
41,000	6.051		03/01/25	41,471

				6,906,964

Energy – 0.1%
Baker Hughes Holdings LLC / Baker Hughes Co.-Obligor, Inc.
373,000	1.231		12/15/23	364,462

Food and Beverage – 0.2%
Kellogg Co.
1,542,000	2.650		12/01/23	1,518,005

Insurance – 1.7%
Corebridge Global Funding(a)(b)
(SOFR + 0.380%)
1,390,000	5.303		12/15/23	1,388,766
Jackson National Life Global Funding(a)(b)
(SOFR + 1.150%)
1,397,000	6.138		06/28/24	1,397,378
MassMutual Global Funding II
(SOFR + 0.360%)
986,000	5.391	(a)(b)	04/12/24	982,445
(SOFR + 0.270%)
1,466,000	5.329	(a)(b)	10/21/24	1,461,182
Metropolitan Life Global Funding I(b)
710,000	3.600		01/11/24	701,427
New York Life Global Funding
(SOFRINDX + 0.610%)
219,000	5.669	(a)(b)	04/21/25	218,555
(SOFR + 0.650%)
1,467,000	5.738	(a)(b)	05/02/25	1,469,525
Pacific Life Global Funding II(a)(b)
(SOFR + 0.400%)
750,000	5.477		01/27/25	743,065
Protective Life Global Funding(a)(b)
(SOFR + 0.980%)
1,691,000	5.968		03/28/25	1,683,340

				10,045,683

REITs and Real Estate – 0.2%
Public Storage(a) (SOFR + 0.470%)
1,385,000	5.532		04/23/24	1,382,146

Software – 0.4%
Oracle Corp.
2,600,000	2.400		09/15/23	2,576,433

GOLDMAN SACHS ACCESS ULTRA SHORT BOND ETF

Schedule of Investments (continued)

May 31, 2023 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Technology – 0.2%
Hewlett Packard Enterprise Co.
$785,000	5.900%		10/01/24	$ 788,509
Take-Two Interactive Software, Inc.
571,000	3.300		03/28/24	560,263

				1,348,772

Transportation – 0.7%
Penske Truck Leasing Co. LP / PTL Finance Corp.(b)
4,000,000	4.125		08/01/23	3,988,115

Wireless – 0.6%
AT&T, Inc.(a)
(SOFRINDX + 0.640%)
2,154,000	5.619		03/25/24	2,153,434
Verizon Communications, Inc.(a)
(SOFRINDX + 0.500%)
1,176,000	5.464		03/22/24	1,175,061

				3,328,495

TOTAL CORPORATE OBLIGATIONS (Cost $96,746,457)				$ 96,414,223

Foreign Corporate Debt – 15.5%
Banks – 13.5%
ANZ New Zealand Int’l Ltd/London(a)(b) (New Zealand)
(SOFR + 0.600%)
$500,000	5.708%		02/18/25	$ 497,149
Banco Santander SA (Spain)
200,000	3.892		05/24/24	196,152
(SOFR + 1.240%)
1,400,000	6.348	(a)	05/24/24	1,404,432
(US 1 Year CMT T-Note + 0.450%)
1,000,000	0.701	(a)	06/30/24	995,198
800,000	3.496		03/24/25	771,644
Bank of Montreal(a) (Canada)
(SOFRINDX + 1.330%)
2,108,000	6.442		06/05/26	2,117,844
Bank of Montreal(a), MTN (Canada)
(SOFRINDX + 0.465%)
3,000,000	5.484		01/10/25	2,980,042
Bank of Nova Scotia (The) (Canada)
(SOFRINDX + 0.550%)
551,000	5.473	(a)	09/15/23	550,884
1,620,000	5.250		12/06/24	1,615,329
Bank of Nova Scotia (The)(a), Series FRN (Canada)
(SOFRINDX + 0.445%)
425,000	5.485		04/15/24	424,098
Bank of Nova Scotia (The)(a), MTN (Canada)
(SOFRINDX + 0.960%)
1,400,000	5.856		03/11/24	1,403,393

Principal Amount	Interest Rate		Maturity Date	Value

Foreign Corporate Debt – (continued)
Banks – (continued)
Banque Federative du Credit Mutuel SA(b) (France)
$1,298,000	0.650%		02/27/24	$ 1,248,857
BNP Paribas SA(b) (France)
1,970,000	3.800		01/10/24	1,942,004
BPCE SA(a)(b) (France)
(SOFR + 0.570%)
1,100,000	5.607		01/14/25	1,087,568
Canadian Imperial Bank of Commerce(a) (Canada)
(SOFR + 0.940%)
2,433,000	5.957		04/07/25	2,433,396
Credit Suisse AG (Switzerland)
396,000	7.950		01/09/25	401,260
Credit Suisse AG(a), Series FRN (Switzerland)
(SOFRINDX + 1.260%)
3,000,000	6.368		02/21/25	2,903,021
Deutsche Bank AG, Series E (Germany)
298,000	0.962		11/08/23	290,085
(SOFR + 0.500%)
3,125,000	5.605	(a)	11/08/23	3,111,976
DNB Bank ASA(a)(b) (Norway)
(SOFRINDX + 0.810%)
753,000	2.968		03/28/25	735,233
Federation des Caisses Desjardins du Quebec(a)(b) (Canada)
(SOFR + 0.430%)
1,895,000	5.539		05/21/24	1,887,533
HSBC Holdings PLC (United Kingdom)
(SOFR + 0.534%)
1,422,000	0.732	(a)	08/17/24	1,404,669
(SOFR + 0.580%)
1,713,000	5.688	(a)	11/22/24	1,693,096
ING Groep NV (Netherlands)
4,181,000	3.550		04/09/24	4,105,263
Intesa Sanpaolo SpA(b), Series XR (Italy)
2,171,000	3.250		09/23/24	2,086,923
Lloyds Banking Group PLC (United Kingdom)
1,367,000	4.050		08/16/23	1,360,754
1,000,000	4.450		05/08/25	976,150
Mitsubishi UFJ Financial Group, Inc. (Japan)
1,000,000	2.193		02/25/25	943,889
(SOFR + 1.385%)
1,529,000	6.264	(a)	09/12/25	1,532,329
(SOFR + 0.940%)
2,400,000	6.047	(a)	02/20/26	2,387,245
Mizuho Financial Group, Inc. (Japan)
(SOFR + 1.252%)
1,358,000	1.241	(a)	07/10/24	1,350,886

GOLDMAN SACHS ACCESS ULTRA SHORT BOND ETF

Schedule of Investments (continued)

May 31, 2023 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Foreign Corporate Debt – (continued)
Banks – (continued)
Mizuho Financial Group, Inc. (Japan) – (continued)
(SOFR + 0.872%)
$1,259,000	0.849	%(a)	09/08/24	$ 1,240,699
MUFG Bank Ltd.(b) (Japan)
671,000	4.100		09/09/23	667,861
National Australia Bank Ltd.(a)(b) (Australia)
(SOFR + 0.380%)
2,300,000	5.411		01/12/25	2,282,797
National Bank of Canada(a) (Canada)
(SOFR + 0.490%)
655,000	5.595		08/06/24	652,325
NatWest Group PLC (United Kingdom)
325,000	3.875		09/12/23	322,453
Nordea Bank Abp (Finland)
800,000	3.750	(b)	08/30/23	795,414
200,000	0.625	(b)	05/24/24	190,366
Royal Bank of Canada, GMTN (Canada)
(SOFRINDX + 0.340%)
819,000	5.357	(a)	10/07/24	814,396
(SOFRINDX + 0.440%)
2,000,000	5.499	(a)	01/21/25	1,987,203
Societe Generale SA(b) (France)
1,133,000	4.250		09/14/23	1,124,640
Standard Chartered PLC(a)(b) (United Kingdom)
(US 1 Year CMT T-Note + 0.780%)
1,452,000	0.991		01/12/25	1,403,273
Sumitomo Mitsui Trust Bank Ltd. (Japan)
(SOFR + 0.440%)
1,854,000	5.348	(a)(b)	09/16/24	1,840,442
(SOFR + 1.120%)
3,400,000	5.979	(a)(b)	03/09/26	3,400,423
Toronto-Dominion Bank (The), MTN (Canada)
(SOFR + 0.910%)
781,000	5.793	(a)	03/08/24	781,858
(SOFR + 0.410%)
4,000,000	5.429	(a)	01/10/25	3,975,809
Toronto-Dominion Bank (The)(a) (Canada)
(SOFR + 0.355%)
1,362,000	5.467		03/04/24	1,358,316
Toronto-Dominion Bank (The), GMTN (Canada)
859,000	3.250		03/11/24	843,737
UBS AG/London (Switzerland)
1,588,000	0.700	(b)	08/09/24	1,495,388
(SOFR + 0.450%)
1,462,000	5.556	(a)(b)	08/09/24	1,453,980
(SOFR + 0.470%)
3,500,000	5.504	(a)(b)	01/13/25	3,472,636

Principal Amount	Interest Rate		Maturity Date	Value

Foreign Corporate Debt – (continued)
Banks – (continued)
Westpac Banking Corp. (Australia)
$2,567,000	5.350%		10/18/24	$ 2,578,519
(SOFR + 0.300%)
1,186,000	5.408	(a)	11/18/24	1,179,620

				80,700,457

Capital Goods – 0.1%
Siemens Financieringsmaatschappij NV(a)(b) (Germany) (SOFR + 0.430%)
620,000	5.328		03/11/24	620,134

Consumer Cyclical – 0.7%
BMW US Capital LLC (Germany)
(SOFRINDX + 0.530%)
710,000	5.530	(a)(b)	04/01/24	711,172
(SOFRINDX + 0.840%)
1,231,000	5.840	(a)(b)	04/01/25	1,233,340
Volkswagen Group of America Finance LLC (Germany)
1,586,000	0.875	(b)	11/22/23	1,549,205
(SOFR + 0.950%)
1,000,000	5.815	(a)(b)	06/07/24	999,806

				4,493,523

Energy – 0.7%
Enbridge, Inc. (Canada)
726,000	0.550		10/04/23	712,375
(SOFRINDX + 0.630%)
344,000	5.738	(a)	02/16/24	343,500
TransCanada PipeLines Ltd. (Canada)
3,000,000	3.750		10/16/23	2,986,778

				4,042,653

Food and Beverage – 0.5%
Danone SA(b) (France)
3,000,000	2.589		11/02/23	2,961,617

TOTAL FOREIGN CORPORATE DEBT (Cost $93,166,882)				$ 92,818,384

Certificate of Deposits – 6.8%(c)
Banco Santander SA (SOFR + 0.490%)
$2,000,000	5.570%		02/09/24	$ 1,998,700
Barclays Bank PLC (SOFR + 0.700%)
2,300,000	5.780		10/04/23	2,302,530
Bayerische Landesbank/New York
2,204,000	5.810		03/08/24	2,204,066
BNP Paribas
2,403,000	5.430		02/16/24	2,396,848
Commonwealth Bank of Australia (SOFR + 0.400%)
2,579,000	5.530		11/22/23	2,577,169
1,123,000	5.480		01/29/24	1,123,314
Cooperatieve Rabobank UA (SOFR + 0.490%)
2,635,000	5.570		03/21/24	2,634,473

GOLDMAN SACHS ACCESS ULTRA SHORT BOND ETF

Schedule of Investments (continued)

May 31, 2023 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Certificate of Deposits – (continued)
Landesbank Baden-Wuerttemberg/New York
$2,437,000	5.220%	01/17/24	$ 2,428,056
Lloyds Bank Corporate Markets PLC (SOFR + 0.540%)
1,395,000	5.620	01/31/24	1,381,918
Mizuho Bank Ltd. (SOFR + 0.520%)
1,280,000	5.600	10/02/23	1,280,589
Nordea Bank Abp (SOFR + 0.610%)
2,333,000	5.690	01/04/24	2,335,706
Royal Bank of Canada (SOFR + 0.700%)
968,000	5.780	03/27/24	969,365
Skandinaviska Enskilda Banken AB (SOFR + 0.680%)
2,000,000	5.730	08/18/23	2,002,084
Standard Chartered Bank (SOFR + 0.640%)
2,388,000	5.720	02/20/24	2,389,409
Sumitomo Mitsui Banking Corp. (SOFR + 0.950%)
1,278,000	6.030	10/25/23	1,280,812
Sumitomo Mitsui Banking Corp. New York Branch
2,000,000	5.000	10/06/23	1,995,360
Svenska Handelsbanken (SOFR + 0.570%)
2,436,000	5.650	01/09/24	2,437,730
Toronto Dominion Bank
814,000	4.070	07/18/23	812,714
1,633,000	0.000	04/03/24	1,634,037
1,282,000	5.820	05/23/24	1,284,778
Wells Fargo Bank NA (SOFR + 0.610%)
2,966,000	5.690	04/19/24	2,971,792

TOTAL CERTIFICATE OF DEPOSITS (Cost $40,454,550)			$ 40,441,450

U.S. Treasury Notes – 5.7%(c)
U.S. Treasury Floating Rate Notes (3M USD T-Bill + 0.309%)
$10,803,600	5.512%	10/31/24	$ 10,810,230
3,104,300	5.541	04/30/25	3,105,326
U.S. Treasury Notes
7,600,000	4.625	02/28/25	7,604,711
8,149,000	3.875	03/31/25	8,054,777
4,322,000	3.875	04/30/25	4,275,066

TOTAL U.S. TREASURY NOTES (Cost $33,850,450)			$ 33,850,110

U.S. Government Agency Obligations – 4.2%(c)
Federal Farm Credit Banks Funding Corp.
$2,095,000	5.070%	01/11/24	$ 2,090,193
Federal Home Loan Banks
1,460,000	4.660	11/14/23	1,454,044
600,000	4.660	11/15/23	597,621

Principal Amount	Interest Rate	Maturity Date	Value

U.S. Government Agency Obligations – (continued)
Federal Home Loan Banks – (continued)
$600,000	4.670%	11/17/23	$ 597,446
600,000	4.680	11/29/23	597,442
2,550,000	5.000	02/21/24	2,541,449
1,885,000	5.000	02/21/24	1,878,645
5,230,000	5.165	03/08/24	5,198,818
4,780,000	5.340	04/23/24	4,750,896
2,785,000	5.540	04/24/24	2,777,101
2,770,000	5.330	04/26/24	2,747,745

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $25,349,867)			$ 25,231,400

Shares	Dividend Rate		Value

Investment Company – 1.9%(d)
Goldman Sachs Financial Square Government Fund – Institutional Shares
11,318,044	5.003%		$ 11,318,044
(Cost $11,318,044)

Principal Amount	Interest Rate	Maturity Date	Value

Short-Term Investments – 10.7%
Commercial Paper – 10.7%
3M Co.
$1,487,000	5.630%	09/07/23	$ 1,465,825
American Electric Power Co., Inc.
1,269,000	5.358	07/20/23	1,259,356
B A T Intl Fin
2,827,000	6.173	06/20/23	2,818,661
Bank of Montreal
1,210,000	5.580	02/14/24	1,209,950
Bank of Nova Scotia
1,214,000	5.598	10/10/23	1,189,040
3,951,000	5.580	02/09/24	3,791,656
Barton Capital S.A.
982,000	5.480	09/15/23	966,032
BASF SE
1,290,000	5.787	12/18/23	1,249,520
Bayer Corp.
2,856,000	6.232	09/14/23	2,808,533
BofA Securities, Inc.
964,000	5.440	02/08/24	961,686
Citigroup Global Markets, Inc.(a) (SOFR + 0.650%)
1,093,000	5.700	09/21/23	1,094,137
DNB Bank ASA
2,731,000	5.450	11/22/23	2,659,038

GOLDMAN SACHS ACCESS ULTRA SHORT BOND ETF

Schedule of Investments (continued)

May 31, 2023 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Short-Term Investments – (continued)
Commercial Paper – (continued)
EIDP, Inc.
$3,000,000	5.788%	10/02/23	$ 2,942,610
522,000	5.842	11/24/23	507,609
Federation des Caisses Desjardins du Quebec
2,365,000	5.452	02/14/24	2,272,008
General Motors
5,060,000	5.480	06/01/23	5,059,241
HSBC Bank USA NA(a) (SOFR + 0.610%)
1,000,000	5.690	04/26/24	999,780
HSBC USA Inc.
1,053,000	6.219	05/24/24	993,965
La Fayette Asset Securitization LLC
1,207,000	5.810	11/28/23	1,173,494
Lloyds Bank Corporate Markets PLC
2,718,000	5.520	02/14/24	2,711,749
Macquarie Bank
1,725,000	5.570	02/15/24	1,724,993
Nordea Bank Abp(a) (SOFR + 0.450%)
1,238,000	5.498	01/18/27	1,238,359
Northrop Gruman Corp.
2,141,000	5.896	08/22/23	2,113,467
Nutrien Ltd.
1,000,000	5.581	07/14/23	993,340
Societe Generale SA
2,716,000	5.540	11/15/23	2,646,742
1,355,000	5.413	02/09/24	1,302,101
Starbird Funding Corp.
5,000,000	5.220	09/06/23	4,998,000
Telus Corp.
1,390,000	5.853	10/17/23	1,359,100
Thermo Fisher Scientific Inc.
1,243,000	5.651	08/21/23	1,227,226
TotalEnergies SE
3,232,000	5.781	11/27/23	3,141,343
TransCanada
3,000,000	5.641	07/25/23	2,974,830
VW Credit, Inc.
897,000	5.308	06/07/23	896,094

Principal Amount	Interest Rate	Maturity Date	Value

Short-Term Investments – (continued)
Commercial Paper – (continued)
Westpac Banking Corp.
$1,279,000	5.394%	02/20/24	$ 1,275,508

TOTAL SHORT-TERM INVESTMENTS (Cost $64,062,825)			$ 64,024,993

TOTAL INVESTMENTS – 99.8% (Cost $601,842,107)			$596,738,304

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.2%			1,026,134

NET ASSETS – 100.0%			$597,764,438

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Variable rate security. Interest rate or distribution rate disclosed is that which is in effect on May 31, 2023.

(b)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(c)	Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted securities, or, for floating rate securities, the current reset rate, which is based upon current interest rate indices.

(d)	Represents an affiliated issuer.

Investment Abbreviations:
CLO	— Collateralized Loan Obligation
CMT	— Constant Maturity Treasury Index
FHLMC	— Federal Home Loan Mortgage Corp.
FNMA	— Federal National Mortgage Association
GNMA	— Government National Mortgage Association
GMTN	— Global Medium Term Note
LIBOR	— London Interbank Offered Rate
LP	— Limited Partnership
MTN	— Medium Term Note
PLC	— Public Limited Company
REIT	— Real Estate Investment Trust
SOFR	— Secured Overnight Financing Rate
SOFRINDX	— Secured Overnight Financing Rate Index

GOLDMAN SACHS ACCESS FIXED INCOME ETFS

Schedule of Investments (continued)

May 31, 2023 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS

Investment Valuation — The Funds’ valuation policy is to value investments at fair value.

Investments and Fair Value Measurements — The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM’s assumptions in determining fair value measurement).

The Board of Trustees (“Trustees”) has approved Valuation Procedures that govern the valuation of the portfolio investments held by the Funds, including investments for which market quotations are not readily available. The Trustees have delegated to GSAM day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Funds’ portfolio investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

A. Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Debt Securities — Debt securities for which market quotations are readily available are valued daily on the basis of quotations supplied by dealers or an independent pricing service. The pricing services may use valuation models or matrix pricing, which consider: (i) yield or price with respect to bonds that are considered comparable in characteristics such as rating, interest rate and maturity date or (ii) quotations from securities dealers to determine current value. With the exception of treasury securities of G7 countries, which are generally classified as Level 1, these investments are generally classified as Level 2 of the fair value hierarchy.

i. Commercial Paper — Commercial paper normally represents short-term unsecured promissory notes issued in bearer form by banks or bank holding companies, corporations, finance companies and other issuers. Commercial paper consists of direct U.S. dollar-denominated obligations of domestic or foreign issuers. Asset-backed commercial paper is issued by a special purpose entity that is organized to issue the commercial paper and to purchase trade receivables or other financial assets.

ii. Mortgage-Backed and Asset-Backed Securities — Mortgage-backed securities represent direct or indirect participations in, or are collateralized by and payable from, mortgage loans secured by residential and/or commercial real estate property. Asset-backed securities include securities whose principal and interest payments are collateralized by pools of other assets or receivables. The value of certain mortgage-backed and asset-backed securities (including adjustable rate mortgage loans) may be particularly sensitive to changes in prevailing interest rates. The value of these securities may also fluctuate in response to the market’s perception of the creditworthiness of the issuers.

GOLDMAN SACHS ACCESS FIXED INCOME ETFS

Schedule of Investments (continued)

May 31, 2023 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Asset-backed securities may present credit risks that are not presented by mortgage-backed securities because they generally do not have the benefit of a security interest in collateral that is comparable to mortgage assets. Some asset-backed securities may only have a subordinated claim on collateral. Stripped mortgage-backed securities are usually structured with two different classes: one that receives substantially all interest payments (interest-only, or “IO” and/or high coupon rate with relatively low principal amount, or “IOette”), and the other that receives substantially all principal payments (principal-only, or “PO”) from a pool of mortgage loans. Little to no principal will be received at the maturity of an IO; as a result, periodic adjustments are recorded to reduce the cost of the security until maturity.

iii. Treasury Inflation Protected Securities — TIPS are treasury securities in which the principal amount is adjusted daily to keep pace with inflation, as measured by the U.S. Consumer Pricing Index for Urban Consumers. The repayment of the original bond principal upon maturity is guaranteed by the full faith and credit of the U.S. Government.

iv. When-Issued Securities and Forward Commitments — When-issued securities, including TBA (“To Be Announced”) securities, are securities that are authorized but not yet issued in the market and purchased in order to secure what is considered to be an advantageous price or yield to a Fund. A forward commitment involves entering into a contract to purchase or sell securities, typically on an extended settlement basis, for a fixed price at a future date. The purchase of securities on a when-issued or forward commitment basis involves a risk of loss if the value of the security to be purchased declines before the settlement date. Conversely, the sale of securities on a forward commitment basis involves the risk that the value of the securities sold may increase before the settlement date. Although a Fund will generally purchase securities on a when-issued or forward commitment basis with the intention of acquiring the securities for its portfolio, the Fund may dispose of when-issued securities or forward commitments prior to settlement, which may result in a realized gain or loss.

Money Market Funds — Investments in the Goldman Sachs Financial Square Government Fund (“Underlying Money Market Fund”) are valued at the NAV per share of the Institutional Share class on the day of valuation. These investments are generally classified as Level 1 of the fair value hierarchy. For information regarding the Underlying Money Market Fund’s accounting policies and investment holdings, please see the Underlying Money Market Fund’s shareholder report.

B. Level 3 Fair Value Investments — To the extent that significant inputs to valuation models and other alternative pricing sources are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of the Funds’ investments may be determined under Valuation Procedures approved by the Trustees. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining a Fund’s NAV. To the extent investments are valued using single source broker quotations obtained directly from the broker or passed through from third party pricing vendors, such investments are classified as Level 3 investments.

C. Fair Value Hierarchy — The following is a summary of the Funds’ investments and classified in the fair value hierarchy as of May 31, 2023:

ACCESS EMERGING MARKETS USD BOND ETF

Investment Type	Level 1	Level 2	Level 3

Assets
Fixed Income
Sovereign Debt Obligations	$—	$50,534,187	$—
Corporate Obligations	—	7,708,275	—
Investment Company	243,138	—	—

Total	$243,138	$58,242,462	$—

ACCESS HIGH YIELD CORPORATE BOND ETF

Investment Type	Level 1	Level 2	Level 3

Assets
Fixed Income
Corporate Obligations	$—	$87,135,916	$—
Foreign Corporate Debt	—	6,121,180	—
Investment Company	576,771	—	—

Total	$576,771	$93,257,096	$—

ACCESS INFLATION PROTECTED USD BOND ETF

Investment Type	Level 1	Level 2	Level 3

Assets
Fixed Income
U.S. Treasury Inflation Indexed Bonds	$121,577,363	$—	$—
Investment Company	336,835	—	—

Total	$121,914,198	$—	$—

ACCESS INVESTMENT GRADE CORPORATE 1-5 YEAR BOND ETF

Investment Type	Level 1	Level 2	Level 3

Assets
Fixed Income
Corporate Obligations	$—	$7,881,142	$—
Foreign Corporate Debt	—	1,213,981	—

Total	$—	$9,095,123	$—

GOLDMAN SACHS ACCESS FIXED INCOME ETFS

Schedule of Investments (continued)

May 31, 2023 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

ACCESS INVESTMENT GRADE CORPORATE BOND ETF

Investment Type	Level 1	Level 2	Level 3

Assets
Fixed Income
Corporate Obligations	$—	$523,225,029	$—
Foreign Corporate Debt	—	126,605,118	—
Investment Company	1,993,891	—	—

Total	$1,993,891	$649,830,147	$—

ACCESS TREASURY 0-1 YEAR ETF

Investment Type	Level 1	Level 2	Level 3

Assets
Fixed Income
U.S. Treasury Bills	$4,971,760,290	$—	$—
U.S. Treasury Notes	378,072,318	—	—

Total	$5,349,832,608	$—	$—

ACCESS U.S. AGGREGATE BOND ETF

Investment Type	Level 1	Level 2	Level 3

Assets
Fixed Income
Mortgage-Backed Securities	$—	$155,425,283	$—
U.S. Treasury Notes	154,111,861	—	—
Corporate Obligations	—	95,804,347	—
U.S. Treasury Bonds	36,940,465	—	—
Foreign Corporate Debt	—	23,692,313	—
U.S. Treasury Obligations	21,495,725	—	—
Sovereign Debt Obligations	206,659	10,955,083	—
Investment Company	44,019,538	—	—

Total	$256,774,248	$285,877,026	$—
Liabilities
Forward Sales Contracts	—	(26,257,813)	—

ACCESS ULTRA SHORT BOND ETF

Investment Type	Level 1	Level 2	Level 3

Assets
Fixed Income
Asset- Backed Securities	$—	$130,894,091	$—
Mortgage-Backed Securities	—	101,745,609	—
Corporate Obligations	—	96,414,223	—
Foreign Corporate Debt	—	92,818,384	—
Commercial Paper	—	64,024,993	—
Certificate of Deposits	—	40,441,450	—
U.S. Treasury Notes	33,850,110	—	—
U.S. Government Agency Obligations	—	25,231,400	—
Investment Company	11,318,044	—	—

Total	$45,168,154	$551,570,150	$—

GOLDMAN SACHS ACCESS FIXED INCOME ETFS

Schedule of Investments (continued)

May 31, 2023 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

The Funds’ risks include, but are not limited to, the following:

Floating and Variable Rate Obligations Risk — Floating rate and variable rate obligations are debt instruments issued by companies or other entities with interest rates that reset periodically (typically, daily, monthly, quarterly, or semiannually) in response to changes in the market rate of interest on which the interest rate is based. Such market rates are generally the Secured Overnight Financing Rate, London Interbank Offered Rate (“LIBOR”), the Prime Rate of a designated U.S. bank, the Federal Funds Rate, or another base lending rate used by commercial lenders. For floating and variable rate obligations, there may be a lag between an actual change in the underlying interest rate benchmark and the reset time for an interest payment of such an obligation, which could harm or benefit a Fund, depending on the interest rate environment or other circumstances. In a rising interest rate environment, for example, a floating or variable rate obligation that does not reset immediately would prevent a Fund from taking full advantage of rising interest rates in a timely manner. However, in a declining interest rate environment, a Fund may benefit from a lag due to an obligation’s interest rate payment not being immediately impacted by a decline in interest rates.

At the end of 2021, certain LIBORs were discontinued, but the most widely used LIBORs may continue to be provided on a representative basis until June, 2023. The unavailability or replacement of LIBOR may affect the value, liquidity or return on certain Fund investments and may result in costs incurred in connection with closing out positions and entering into new trades. Any pricing adjustments to a Fund’s investments resulting from a substitute reference rate may also adversely affect a Fund’s performance and/or NAV.

Foreign and Emerging Countries Risk — Investing in foreign markets may involve special risks and considerations not typically associated with investing in the U.S. Foreign securities may be subject to risk of loss because of more or less foreign government regulation; less public information; less stringent investor protections; less stringent accounting, corporate governance, financial reporting and disclosure standards; and less economic, political and social stability in the countries in which a Fund invests. The imposition of sanctions, exchange controls (including repatriation restrictions), confiscation of assets and property, trade restrictions (including tariffs) and other government restrictions by the U.S. or other governments, or from problems in registration, settlement or custody, may also result in losses. The type and severity of sanctions and other similar measures, including counter sanctions and other retaliatory actions, that may be imposed could vary broadly in scope, and their impact is impossible to predict. For example, the imposition of sanctions and other similar measures could, among other things, cause a decline in the value and/or liquidity of securities issued by the sanctioned country or companies located in or economically tied to the sanctioned country and increase market volatility and disruption in the sanctioned country and throughout the world. Sanctions and other similar measures could limit or prevent a Fund from buying and selling securities (in the sanctioned country and other markets), significantly delay or prevent the settlement of securities transactions, and significantly impact a Fund’s liquidity and performance. Foreign risk also involves the risk of negative foreign currency exchange rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which a Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. To the extent that a Fund also invests in securities of issuers located in, or economically tied to, emerging markets, these risks may be more pronounced.

Interest Rate Risk — When interest rates increase, fixed income securities or instruments held by a Fund will generally decline in value. A Fund may face a heightened level of interest rate risk in connection with the type and extent of certain monetary policy changes made by the Federal Reserve, such as target interest rate changes. Long-term fixed income securities or instruments will normally have more price volatility because of this risk than short term fixed income securities or instruments. A wide variety of market factors can cause interest rates to rise, including central bank monetary policy, rising inflation and changes in general economic conditions. The risks associated with changing interest rates may have unpredictable effects on the markets and a Fund’s investments. Fluctuations in interest rates may also affect the liquidity of fixed income securities and instruments held by the Funds. A sudden or unpredictable increase in interest rates may cause volatility in the market and may decrease the liquidity of the Fund’s investments, which would make it harder for the Fund to sell its investments at an advantageous time.

GOLDMAN SACHS ACCESS FIXED INCOME ETFS

Schedule of Investments (continued)

May 31, 2023 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Index Risk (each Fund except the Access Ultra Short Bond ETF) — FTSE Fixed Income LLC (the “Index Provider”) constructs each Fund’s Index in accordance with a rules-based methodology. A Fund will be negatively affected by general declines in the securities and asset classes represented in its Index. In addition, because the Funds are not “actively” managed, unless a specific security is removed from an Index, a Fund generally would not sell a security because the security’s issuer was in financial trouble. Market disruptions and regulatory restrictions could have an adverse effect on a Fund’s ability to adjust its exposure to the required levels in order to track the Index. A Fund also does not attempt to take defensive positions under any market conditions, including declining markets. Therefore, a Fund’s performance could be lower than funds that may actively shift their portfolio assets to take advantage of market opportunities or to lessen the impact of a market decline or a decline in the value of one or more issuers. When the Index is rebalanced and a Fund in turn rebalances its portfolio to attempt to increase the correlation between the Fund’s portfolio and the Index, any transaction costs and market exposure arising from such portfolio rebalancing may be borne directly by the Fund and its shareholders. The Index Provider may utilize third party data in constructing each Index, but it does not guarantee the accuracy or availability of any such third party data. The FTSE Goldman Sachs Emerging Markets USD Bond Index, FTSE Goldman Sachs Investment Grade Corporate Bond 1-5 Years Index and FTSE Goldman Sachs US Broad Bond Market Index are new and have limited performance history. Errors in index data, index computation or the construction of an Index in accordance with its methodology may occur from time to time and may not be identified and corrected by the Index Provider for a period of time or at all, which may have an adverse impact on the applicable Fund and its shareholders. In addition, neither a Fund, the Investment Adviser nor the Index Provider can guarantee the availability or timeliness of the production of the Index.

Investments in Other Investment Companies Risk — As a shareholder of another investment company, a Fund will indirectly bear its proportionate share of any net management fees and other expenses paid by such other investment companies, in addition to the fees and expenses regularly borne by the Fund.

Liquidity Risk — A Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Liquidity risk may also refer to the risk that a Fund will not be able to pay redemption proceeds within the allowable time period or without significant dilution to remaining investors’ interests because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, a Fund may be forced to sell investments at an unfavorable time and/or under unfavorable conditions. If a Fund is forced to sell securities at an unfavorable time and/or under unfavorable conditions, such sales may adversely affect the Fund’s NAV and dilute remaining investors’ interests. Liquidity risk may be the result of, among other things, the reduced number and capacity of traditional market participants to make a market in fixed income securities or the lack of an active market. The potential for liquidity risk may be magnified by a rising interest rate environment or other circumstances where investor redemptions from fixed income funds may be higher than normal, potentially causing increased supply in the market due to selling activity. These risks may be more pronounced in connection with a Fund’s investments in securities of issuers located in emerging market countries. Redemptions by large shareholders may have a negative impact on a Fund’s liquidity.

Market and Credit Risks — In the normal course of business, a Fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk). The value of the securities in which a Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets. Events such as war, acts of terrorism, social unrest, natural disasters, the spread of infectious illness or other public health threats could also significantly impact a Fund and its investments. Additionally, a Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.

Market Trading Risk — Each Fund faces numerous market trading risks, including disruptions to creations and redemptions, the existence of extreme market volatility or potential lack of an active trading market for Shares. If a shareholder purchases Shares at a time when the market price is at a premium to the NAV or sells Shares at a time when the market price is at a discount to the NAV, the shareholder may sustain losses. The Investment Adviser cannot predict whether Shares will trade below, at or above their NAV. Price differences may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for Shares will be closely related to, but not identical to, the same forces influencing the prices of the securities of a Fund’s Index (except the Access Ultra Short Bond ETF) trading individually or in the aggregate at any point in time.

GOLDMAN SACHS ACCESS FIXED INCOME ETFS

Schedule of Investments (continued)

May 31, 2023 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Tracking Error Risk (each Fund except the Access Ultra Short Bond ETF) — Tracking error is the divergence of a Fund’s performance from that of its Index. The performance of a Fund may diverge from that of its Index for a number of reasons. Tracking error may occur because of transaction costs, a Fund’s holding of cash, differences in accrual of dividends, changes to its Index or the need to meet new or existing regulatory requirements. Unlike a Fund, the returns of an Index are not reduced by investment and other operating expenses, including the trading costs associated with implementing changes to its portfolio of investments. Tracking error risk may be heightened during times of market volatility or other unusual market conditions.